UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4367
                                                     ---------------------

                             Columbia Funds Trust IX
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  06/30/2004
                                           ------------------

                  Date of reporting period: 06/30/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                    COLUMBIA
                                   HIGH YIELD
                                 MUNICIPAL FUND

                                  ANNUAL REPORT
                                  June 30, 2004

[photo of woman smiling]



[EAGLE HEAD LOGO]:
COLUMBIA FUNDS

A MEMBER OF COLUMBIA MANGEMENT GROUP

Table of Contents

Fund Profile                                    1

Performance Information                         2

Economic Update                                 3

Portfolio Manager's Report                      4

Financial Statements                            6

   Investment Portfolio                         7

   Statement of Assets and Liabilities         31

   Statement of Operations                     32

   Statement of Changes in Net Assets          33

   Notes to Financial Statements               35

   Financial Highlights                        42

Report of Independent Registered
Public Accounting Firm                         46

Unaudited Information                          47

Trustees                                       48

Officers                                       50

Columbia Funds                                 51

Important Information
About This Report                              53



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


TO OUR FELLOW SHAREHOLDERS
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Dear Shareholder:
We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products to you. There are no immediate changes planned for fund names or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle between Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. (collectively "Columbia Management") with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (Bank of America came to a similar settlement in principle at the same time.) Under the agreements Columbia Management agreed, among other things, to pay $70 million in disgorgement; $70 million in civil penalties and to reduce mutual fund fees by $80 million over a five-year period. Please rest assured that the settlement and all associated legal fees will be paid by Columbia Management; not by the affected funds or their shareholders. The agreement requires the final approval of the SEC and the NYAG.

We want you to know that all of the members of your fund's Board of Trustees are independent of the fund's advisor and its affiliates. In addition, the board has been energetic over the past year in strengthening its capacity to oversee the Columbia funds. Recently, the Board of Trustees:

o APPOINTED AN INTERIM CHIEF COMPLIANCE OFFICER OF THE COLUMBIA FUNDS, WHO REPORTS DIRECTLY TO EACH FUND'S AUDIT COMMITTEE. TRUSTEES WERE ALSO ASSIGNED TO FOUR SEPARATE INVESTMENT OVERSIGHT COMMITTEES, EACH DEDICATED TO MONITORING PERFORMANCE OF INDIVIDUAL FUNDS.

o VOTED TO DOUBLE THE REQUIRED INVESTMENT BY EACH TRUSTEE IN THE COLUMBIA FUNDS -- TO FURTHER ALIGN THE INTERESTS OF THE TRUSTEES WITH THOSE OF OUR FUND SHAREHOLDERS. AT THE SAME TIME, NEW POLICIES WERE INSTITUTED REQUIRING ALL INVESTMENT PERSONNEL AND TRUSTEES TO HOLD THEIR COLUMBIA FUND SHARES FOR A MINIMUM OF ONE YEAR (UNLESS EXTRAORDINARY CIRCUMSTANCES WARRANT AN EXCEPTION TO BE GRANTED BY SENIOR EXECUTIVES OF THE ADVISOR FOR INVESTMENT PERSONNEL AND BY A DESIGNATED COMMITTEE FOR THE BOARD).

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

In the pages that follow, you'll find valuable information about the economic environment during the period and the performance of your Columbia fund. These discussions are followed by financial statements for your fund. We hope that you will take time to read this report and discuss it with your financial advisor if you have any questions.

As always, thank you for choosing Columbia funds. It is a privilege to play a role in your financial future.

Sincerely,

/s/ Thomas C. Theobald                      /s/ J. Kevin Connaughton

Thomas C. Theobald                          J. Kevin Connaughton
Chairman, Board of Trustees                 President, Columbia Funds

J. Kevin Connaughton was named president of Columbia Funds on February 27, 2004.

FUND PROFILE
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Quality breakdown as of 06/30/04 (%)
   AAA                         22.5
-----------------------------------
   AA                           1.5
-----------------------------------
   A                           14.6
-----------------------------------
   BBB                         22.0
-----------------------------------
   BB                           4.8
-----------------------------------
   B                            0.4
-----------------------------------
   CCC                          0.2
-----------------------------------
   C                            0.1
-----------------------------------
   Non-rated                   31.4
-----------------------------------
   Cash equivalent              2.5
-----------------------------------




Maturity breakdown as of 06/30/04 (%)

[BAR CHART DATA]:

0-1 years                   0.6
1-3 years                   1.8
3-5 years                   5.6
5-7 years                   3.7
7-10 years                  7.5
10-15 years                19.2
15-20 years                21.6
20-25 years                15.1
25 years and over          22.4
Cash equivalent             2.5


     Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

     (C)2004 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

     The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 06/30/2004.

  1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.


[SIDE BAR DATA]:


Summary

     o For the 12-month period ended June 30, 2004, the fund's class A shares returned 2.10% without sales charge.

     o In an environment that was more favorable to high yield bonds than any other segment of the fixed-income market, the fund's return was higher than the return of its benchmark, the Lehman Brothers Municipal Bond Index. However, it fell short of the average return for its peer group, the Lipper Current High Yield Municipal Debt Fund Category.1

     o The fund benefited from its high-yield focus but was hampered by a below-average stake in charter schools and airline bonds, as well as disappointing returns from multi-family housing bonds.

[2 ARROWS POINTING UP]:

        Class A shares          Lehman Brothers Municipal Bond Index
            2.10%                            0.76%


                                    Objective
                           Seeks a high level of total
                          return consisting of current
                           income exempt from federal
                          income tax and opportunities
                            for capital appreciation

                                Total Net Assets
                                 $468.7 million

Morningstar style box

Maturity/Interm. // Quality/Med.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Performance of a $10,000 investment
07/01/94 - 06/30/04 ($)

   sales charge  without       with
------------------------------------
   Class A       17,471       16,643
------------------------------------
   Class B       17,212       17,212
------------------------------------
   Class C       17,262       17,262
------------------------------------
   Class Z       17,651          n/a
------------------------------------


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Value of a $10,000 investment 07/01/94 - 06/30/04

[MOUNTAIN CHART DATA]:


                   Class A shares        Class A shares         Lehman Brothers
                 without sales charge  with sales charge    Municipal Bond Index

07/1994               $10,000            $ 9,525                     $10,000
                       10,121              9,640                      10,183
                       10,161              9,679                      10,219
                       10,047              9,569                      10,068
                        9,903              9,433                       9,889
                        9,723              9,261                       9,710
                        9,914              9,443                       9,924
                       10,273              9,785                      10,208
                       10,518             10,018                      10,505
                       10,608             10,104                      10,626
                       10,623             10,118                      10,638
                       10,946             10,426                      10,978
                       10,856             10,341                      10,882
                       10,959             10,439                      10,985
                       11,072             10,546                      11,125
                       11,134             10,605                      11,195
                       11,316             10,778                      11,357
                       11,526             10,979                      11,546
                       11,670             11,116                      11,657
                       11,750             11,191                      11,745
                       11,653             11,100                      11,666
                       11,522             10,974                      11,516
                       11,487             10,941                      11,484
                       11,504             10,958                      11,479
                       11,601             11,050                      11,604
                       11,659             11,105                      11,709
                       11,687             11,132                      11,707
                       11,847             11,284                      11,870
                       11,978             11,409                      12,005
                       12,170             11,592                      12,224
                       12,193             11,614                      12,173
                       12,224             11,643                      12,196
                       12,322             11,736                      12,308
                       12,213             11,633                      12,145
                       12,305             11,720                      12,247
                       12,495             11,902                      12,432
                       12,632             12,032                      12,565
                       12,931             12,317                      12,913
                       12,873             12,261                      12,791
                       13,000             12,383                      12,943
                       13,083             12,462                      13,026
                       13,175             12,549                      13,103
                       13,358             12,724                      13,294
                       13,486             12,846                      13,431
                       13,508             12,866                      13,435
                       13,513             12,871                      13,447
                       13,484             12,843                      13,387
                       13,659             13,010                      13,598
                       13,685             13,035                      13,652
                       13,723             13,071                      13,686
                       13,889             13,230                      13,898
                       13,995             13,330                      14,071
                       13,975             13,311                      14,071
                       14,024             13,358                      14,121
                       14,063             13,395                      14,156
                       14,184             13,511                      14,324
                       14,147             13,475                      14,261
                       14,188             13,515                      14,281
                       14,240             13,563                      14,317
                       14,268             13,590                      14,234
                       14,121             13,450                      14,029
                       14,162             13,489                      14,080
                       14,022             13,356                      13,967
                       14,001             13,336                      13,973
                       13,810             13,154                      13,822
                       13,900             13,240                      13,968
                       13,761             13,107                      13,863
                       13,651             13,003                      13,802
                       13,762             13,108                      13,963
                       13,947             13,285                      14,267
                       13,922             13,261                      14,183
                       13,849             13,191                      14,109
                       14,094             13,424                      14,483
                       14,257             13,580                      14,684
                       14,447             13,761                      14,910
                       14,396             13,712                      14,833
                       14,478             13,791                      14,994
                       14,514             13,825                      15,108
                       14,716             14,017                      15,482
                       14,797             14,094                      15,635
                       14,807             14,104                      15,685
                       14,905             14,197                      15,826
                       14,752             14,051                      15,655
                       14,890             14,183                      15,824
                       15,017             14,304                      15,930
                       15,278             14,553                      16,166
                       15,677             14,932                      16,433
                       15,505             14,768                      16,377
                       15,660             14,916                      16,572
                       15,569             14,829                      16,433
                       15,463             14,728                      16,276
                       15,633             14,890                      16,558
                       15,791             15,041                      16,757
                       15,552             14,814                      16,428
                       15,848             15,095                      16,749
                       15,903             15,148                      16,851
                       16,058             15,295                      17,029
                       16,185             15,416                      17,249
                       16,312             15,538                      17,456
                       16,498             15,715                      17,838
                       16,178             15,410                      17,542
                       16,251             15,479                      17,469
                       16,440             15,659                      17,837
                       16,400             15,621                      17,793
                       16,628             15,838                      18,042
                       16,633             15,843                      18,053
                       16,803             16,005                      18,172
                       17,120             16,307                      18,597
                       17,117             16,304                      18,519
                       16,699             15,906                      17,871
                       16,814             16,016                      18,005
                       17,156             16,341                      18,534
                       17,176             16,360                      18,441
                       17,413             16,586                      18,633
                       17,542             16,709                      18,788
                       17,609             16,772                      18,895
                       17,864             17,016                      19,178
                       17,775             16,931                      19,111
                       17,498             16,667                      18,658
                       17,424             16,597                      18,591
06/2004                17,471             16,643                      18,660



The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment grade, tax exempt bonds with a maturity of at least one year. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 06/30/04 (%)

   Share class                   A                         B                         C                       Z
-------------------------------------------------------------------------------------------------------------------
   Inception                 07/31/00                  07/15/02                  07/15/02                03/05/84
-------------------------------------------------------------------------------------------------------------------
   Sales charge           without   with           without  with              without  with               without
-------------------------------------------------------------------------------------------------------------------
   1- year                 2.10    -2.74             1.33   -3.54               1.48    0.51               2.33
-------------------------------------------------------------------------------------------------------------------
   5- year                 4.36     3.35             4.04    3.72               4.10    4.10               4.57
-------------------------------------------------------------------------------------------------------------------
   10- year                5.74     5.23             5.58    5.58               5.61    5.61               5.85
-------------------------------------------------------------------------------------------------------------------


The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, maximum CDSC of 5.00% for class B shares and 1.00% for class C shares for the first year only.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A is a newer class of shares. Its performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class Z shares were initially offered on March 5, 1984, and class A shares were initially offered on July 31, 2000.

Class B and class C are newer classes of shares. Their performance information includes returns of the fund's class A shares from July 31, 2000 (class A's inception) to July 15, 2002 (inception of newer classes of shares). Their performance information prior to July 31, 2000 includes returns of the fund's class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class A or class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class Z shares were initially offered on March 5, 1984, class A shares were initially offered on July 31, 2000, and class B and class C shares were initially offered on July 15, 2002.

ECONOMIC UPDATE
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

The US economy staged a solid recovery during the 12-month period that began July 1, 2003 and ended June 30, 2004. The growth rate for the US gross domestic product (GDP) averaged more than 4.5% during the period--on par with the highest annualized pace it has experienced in two decades.

Although consumer confidence wavered when the number of new jobs was well below expectations in January and February 2004, it moved generally higher throughout the period. Consumers continued to account for most of the economy's gains. Consumer spending rose as a sizeable package of tax cuts (implemented in 2003) gave disposable income a boost. As a result, retail sales and the housing market showed steady gains. Low interest rates fueled mortgage refinancing activity, which tapered off in the final quarter of the 12-month period. Relatively low mortgage rates provided an additional boost to the housing market.

After months of disappointing reports on the number and quality of new jobs added to the labor market, doubts surfaced early in 2004 about the economy's ability to sustain its forward momentum. However, these concerns dissipated when more than a million new jobs were added between March and June. With the last remaining weak spot in the recovery--the employment picture--on the mend, the economy appeared to be on solid ground.

The business sector also bounced back during the period. Industrial production turned higher in September 2003, and factories utilized more of their capacity as the period wore on. Business spending on technology rose. In 2004, spending on capital equipment also picked up.

BONDS REFLECTED THE ECONOMIC NEWS
After a rough July, the US bond market turned in respectable gains from August 2003 through the middle of March 2004, as yields drifted generally lower. However, yields then rose sharply and bonds gave back all of their early gains as the economy strengthened and the employment picture brightened. Investors began to anticipate a shift in the Federal Reserve Board's policy on the key short-term interest rates it controls. On the last day of the period, the Fed raised the federal funds rate from 1.00% to 1.25%. In this environment, the Lehman Brothers Aggregate Bond Index, a broad measure of investment grade bond market performance, returned 0.32%.

Despite rising interest rates, the strong economy was more good news than bad for the high yield bond sector, which historically has been more responsive to improving economic conditions. High yield bonds led the fixed-income markets.

US STOCKS OUTPERFORMED BONDS
The US stock market snapped a three-year losing streak in 2003. However, stocks gave back some of their gains in 2004. Concerns about geopolitical factors, higher interest rates and the impact of the forthcoming presidential election sidelined investors as the period wore on. The S&P 500 Index returned 19.11% during this reporting period. Late in the period, the market's leadership passed from small cap stocks, which were strong performers early in the period, to large cap stocks. Value stocks edged out growth stocks. But as the stock market lost ground near the end of the period, growth stocks generally held up better than value stocks.

[SIDE BAR DATA]:

Summary
For the 12-month period
ended June 30, 2004

     o The investment grade bond market eked out a positive return as interest rates soared in April and May before settling back somewhat in June. The Lehman Brothers Aggregate Bond Index returned 0.32%. High yield bonds, which can be less sensitive to changing interest rates, fared better. These bonds were market leaders for the period. The Merrill Lynch US High Yield, Cash Pay Index returned 9.97%.

[2 arrows pointing up]:

    Lehman Index                        Merrill Lynch Index
       0.32%                                    9.97%


     o As the economy strengthened and corporations reported higher profits, stock prices rose for all segments of the stock market, as measured by the S&P 500 Index and the broader Russell 3000 Index. But many sectors retreated in the final months of the period as interest rates moved higher.

[2 arrows pointing up]:

        S&P 500 Index                   Russell 3000 Index
           19.11%                               20.46%



The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

For the 12-month period ended June 30, 2004, class A shares of Columbia High Yield Municipal Fund returned 2.10% without sales charge. The fund's emphasis on lower-quality issues helped it outdistance the 0.76% return for its benchmark, the Lehman Brothers Municipal Bond Index, which is restricted to investment grade securities. The fund's return fell short of the Lipper Current High Yield Municipal Debt Fund Category1 average, which was 3.35% for the period. A below-average stake in certain higher-yielding sectors, such as charter schools and airline bonds, hampered returns relative to the Lipper peer group. Several multi-family housing bonds that we owned were also weak performers.

HIGH YIELD MUNICIPAL BONDS BEAT HIGHER-QUALITY ISSUES
As the economy picked up, credit quality improved and the demand for lower-quality issues increased. High yield municipal bonds outperformed both Treasuries and high-grade counterparts. In this environment, the fund benefited from selling higher-quality bonds and replacing them with higher-yielding municipal issues. Among the better performing, higher-coupon bonds we owned were those issued by Seminole Tribe Convention Center, a hotel and newly renovated casino in Florida; HealthEast, a hospital in Minnesota; and CharterMac, a pooled loan program for multi-family housing projects.

SECTOR DIVERSIFICATION HELPED REDUCE VOLATILITY
The fund remained diversified across many sectors, which helped cushion it against volatility during a year in which sector returns varied widely. Bonds issued by electric utilities, paper and forest products companies and retirement housing projects posted solid gains. Utilities had suffered in the wake of the California energy crisis and Enron scandal. But as investor concerns eased and energy companies refocused on their core operations, demand picked up and utility bonds rallied. Industrial development bonds issued by paper and forest products companies did well as the economy recovered. Within the retirement housing sector, we focused on bonds with attractive yields issued by well-run organizations, such as Eskaton Gold River Lodge in Northern California.

MULTI-FAMILY HOUSING, CHARTER SCHOOL AND AIRLINE SECTORS
AFFECTED PERFORMANCE
The fund's investment in multi-family housing bonds, such as TX State Affordable Housing's NHT/GTEX LLC Project, hampered returns. The sector performed poorly because low interest rates, which allowed more renters to become homeowners, kept apartment vacancy rates high. In addition, the fund's lack of exposure to bonds issued for charter schools,

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.




[SIDE BAR DATA]:



Net asset value per share
as of 06/30/04 ($)
------------------------------------
   Class A                     10.96
------------------------------------
   Class B                     10.96
------------------------------------
   Class C                     10.96
------------------------------------
   Class Z                     10.96
------------------------------------



Distributions declared per share
as of 07/01/03 - 06/30/04 ($)
------------------------------------
   Class A                      0.52
------------------------------------
   Class B                      0.44
------------------------------------
   Class C                      0.46
------------------------------------
   Class Z                      0.55
------------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields as of 06/30/04 (%)
------------------------------------
   Class A                      5.13
------------------------------------
   Class B                      4.64
------------------------------------
   Class C                      4.79
------------------------------------
   Class Z                      5.59
------------------------------------

The 30-day SEC yields reflect the portfolio earning power net of expenses, expressed as an annualized percentage of public offering price per share at the end of the period.

Taxable-equivalent SEC yields
as of 06/30/04 (%)
------------------------------------
   Class A                      7.89
------------------------------------
   Class B                      7.14
------------------------------------
   Class C                      7.37
------------------------------------
   Class Z                      8.60
------------------------------------

Taxable-equivalent SEC yields are based on the combined maximum effective 35% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

which performed well as many schools completed construction, cost the fund. The fund's below-average stake in passenger airline bonds also hurt returns. The sector's gains from the improving economy in the second half of 2003 outweighed subsequent news regarding possible bankruptcy filings by Delta Airlines and US Airways. Other disappointments included bonds issued by Multitrade, which suffered from credit problems but rebounded shortly after the reporting period ended when a large utility agreed to buy them out. Multitrade is an independent power producer in Pittsylvania, Virginia that burns waste wood to generate power for sale to electric utilities. The utility experienced some operating difficulties in late 2003.

INTEREST RATES MAY CONTINUE TO RISE GRADUALLY
During the second half of 2004, we expect interest rates to climb gradually as job gains fuel spending, sustaining the economy's growth, while some economic weakness overseas keeps domestic economic growth in check. In this environment, we believe that high yield bonds have the potential to continue to outpace higher-quality issues. We expect to limit new purchases in the health care sector, where many issues have already posted strong gains. We also plan to remain well diversified across sectors.

[PHOTO OF Maureen G. Newman]

Maureen G. Newman has managed Columbia High Yield Municipal Fund since November 1998 and has been with the advisor and its predecessors since 1996.

/s/ Maureen G. Newman

Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high yield bonds involves greater risk of loss due to credit deterioration than higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The manager seeks to identify opportunities and attempts to react quickly to market changes.

[SIDE BAR DATA]:

Holdings discussed in this report
as of 06/30/04(%)

Seminole Tribe Convention Center        0.5
--------------------------------------------
HealthEast                              0.3
--------------------------------------------
CharterMac                              1.0
--------------------------------------------
Eskaton Gold River Lodge                0.3
--------------------------------------------
TX State Affordable Housing's
--------------------------------------------
NHT/GTEX LLC Project                    0.1
--------------------------------------------
Delta Airlines                          0.6
--------------------------------------------
US Airways                              0.2
--------------------------------------------
Multitrade                              0.7


Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

[CALL OUT]:

We believe that high yield bonds have the potential to continue to outspace higher-quality issues.
5

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

                                        A guide to understanding your fund's financial statements

                                        ----------------------------------------------------------------------------------------
               Investment Portfolio     The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

                                        ----------------------------------------------------------------------------------------
Statement of Assets and Liabilities     This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets.
                                        The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

                                        ----------------------------------------------------------------------------------------
            Statement of Operations     This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period.
                                        The total of these results represents the fund's net increase or decrease in net assets from operations.

                                        ----------------------------------------------------------------------------------------
 Statement of Changes in Net Assets     This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions
                                        (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

                                        ----------------------------------------------------------------------------------------
      Notes to Financial Statements     These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

                                        ----------------------------------------------------------------------------------------
               Financial Highlights     The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - 95.2%
EDUCATION - 3.9%
Education - 1.3%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
       CA California Statewide Communities        San Francisco Art Institute, Series 2002,
                     Development Authority            7.375% 04/01/32                                     750,000       755,513
                                                  -----------------------------------------------------------------------------
    CA Pasadena Community College District        Election of 2002, Series 2003 A,
                                                      5.000% 06/01/19                                   1,290,000     1,331,164
                                                  -----------------------------------------------------------------------------
    FL Broward County Educational Facility        Nova Southeastern University,
                                 Authority            5.625% 04/01/34                                     925,000       923,982
                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Western New England College, Series 2002,
                                                      6.125% 12/01/32                                     300,000       306,546
                                                  -----------------------------------------------------------------------------
               OH University of Cincinnati        Series 2003 C,
                                                      5.000% 06/01/21                                   1,000,000     1,021,610
                                                  -----------------------------------------------------------------------------
     VT State Education & Health Buildings        Vermont Law School Project, Series 2003 A,
                                    Agency            5.500% 01/01/33                                     500,000       468,645
                                                  -----------------------------------------------------------------------------
                       WV State University        Series 2000 A:
                                                      (a) 04/01/19                                      1,250,000       589,525
                                                      (a) 04/01/25                                      2,750,000       873,730
                                                  -----------------------------------------------------------------------------
                                                                                                  Education Total     6,270,715

Prep School - 1.0%
------------------------------------------        -----------------------------------------------------------------------------
       CA California Statewide Communities        Crossroads School for Arts & Sciences, Series 1998,
                     Development Authority            6.000% 08/01/28 (b)                               1,005,000     1,025,432
                                                  -----------------------------------------------------------------------------
    IL State Development Finance Authority        Latin School of Chicago Project, Series 1998,
                                                      5.650% 08/01/28                                   1,725,000     1,733,263
                                                  -----------------------------------------------------------------------------
  MA State Health & Educational Facilities        Learning Center for Deaf Children, Series 1999 C,
                                 Authority            6.100% 07/01/19                                   1,000,000       983,990
                                                  -----------------------------------------------------------------------------
             NH Business Finance Authority        Proctor Academy Project, Series 1998 A,
                                                      5.400% 06/01/17                                     950,000       969,218
                                                  -----------------------------------------------------------------------------
                                                                                                Prep School Total     4,711,903
Student Loan - 1.6%
------------------------------------------        -----------------------------------------------------------------------------
                          NE Nebhelp, Inc.        Series 1993 A-6, AMT,
                                                      6.450% 06/01/18                                   4,000,000     4,274,760
                                                  -----------------------------------------------------------------------------
NM State Educational Assistance Foundation        Series 1996 A-2, AMT,
                                                      6.650% 11/01/25                                   1,955,000     1,972,517
                                                  -----------------------------------------------------------------------------
             OH Student Loan Funding Corp.        Series 1992 B, AMT,
                                                      6.750% 01/01/07                                   1,075,000     1,077,215
                                                  -----------------------------------------------------------------------------
                                                                                               Student Loan Total     7,324,492
                                                                                                                     ----------
                                                                                                  EDUCATION TOTAL    18,307,110


See notes to investment portfolio.

7

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - 25.7%
Congregate Care Retirement - 8.1%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
   CA ABAG Finance Authority for Nonprofit        Eskaton Gold River Lodge, Series 1998:
                                    Corps.            6.375% 11/15/15 (b)                                 690,000       712,763
                                                      6.375% 11/15/28 (b)                                 550,000       552,706
                                                  -----------------------------------------------------------------------------
                               CA La Verne        Brethren Hillcrest Homes, Series 2003 B,
                                                      6.625% 02/15/25                                     685,000       687,000
                                                  -----------------------------------------------------------------------------
        CA Statewide Community Development        Eskaton Village - Grass Valley, Series 2000,
                                 Authority            8.250% 11/15/31 (b)                               1,750,000     1,907,938
                                                  -----------------------------------------------------------------------------
            CT State Development Authority        The Elim Park Baptist, Inc. Project, Series 2003,
                                                      5.850% 12/01/33                                     660,000       657,023
                                                  -----------------------------------------------------------------------------
      FL Capital Project Finance Authority        Glenridge on Palmer Ranch, Series 2002 A,
                                                      8.000% 06/01/32                                   1,250,000     1,232,975
                                                  -----------------------------------------------------------------------------
      FL Lee County Industrial Development        Shell Point Village Project, Series 1999 A,
                                 Authority            5.500% 11/15/29                                   1,200,000     1,109,016
                                                  -----------------------------------------------------------------------------
        FL Orange County Health Facilities        Orlando Lutheran Towers, Inc., Series 1996,
                                 Authority            8.625% 07/01/20                                   1,500,000     1,549,650
                                                  -----------------------------------------------------------------------------
    FL Palm Beach County Health Facilities        Abbey Delray South, Series 2003,
                                 Authority            5.350% 10/01/14                                   1,250,000     1,244,050
                                                  -----------------------------------------------------------------------------
                          GA Fulton County        All Saints - St. Luke's Episcopal Home for the Retired,
                                                  Series 2004 PJ-A,
                                                      6.125% 02/15/34                                   1,000,000       974,070
                                                  -----------------------------------------------------------------------------
GA Savannah Economic Development Authority        Marshes of Skidaway, Series 2003 A,
                                                      7.400% 01/01/34                                   1,000,000       971,790
                                                  -----------------------------------------------------------------------------
   HI State Department of Budget & Finance        Kahala Nui Project, Series 2003 A:
                                                      7.875% 11/15/23                                     250,000       248,233
                                                      8.000% 11/15/33                                   1,000,000       996,780
                                                  -----------------------------------------------------------------------------
      IL State Health Facilities Authority        Lutheran Senior Ministries, Series 2001,
                                                      7.375% 08/15/31                                     550,000       535,667
                                                  Washington and Jane Smith Community, Series 2003 A,
                                                      7.000% 11/15/32                                   1,000,000       980,450
                                                  -----------------------------------------------------------------------------
          MA Boston Industrial Development        Springhouse, Inc., Series 1998,
                       Financing Authority            5.875% 07/01/20                                     385,000       372,591
                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Loomis Community Project:
                                                  Series 1999 A,
                                                      5.625% 07/01/15                                     650,000       622,401
                                                  Series 2002 A,
                                                      6.900% 03/01/32                                     220,000       224,081
                                                  -----------------------------------------------------------------------------
       MD Westminster Economic Development        Carroll Lutheran Village, Series 2004 A,
                                 Authority            6.250% 05/01/34                                   1,750,000     1,738,398






See notes to investment portfolio.

8

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Congregate Care Retirement - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
  MO State Health & Educational Facilities        Lutheran Senior Services, Series 1997,
                                 Authority            5.750% 02/01/17                                   2,000,000     2,047,540
                                                  -----------------------------------------------------------------------------
      NH State Higher Educational & Health        Rivermead at Peterborough, Series 1998:
                      Facilities Authority            5.625% 07/01/18                                     500,000       466,350
                                                      5.750% 07/01/28                                   1,665,000     1,495,237
                                                  -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Seabrook Village, Inc., Series 2000 A,
                                                      8.250% 11/15/30                                   1,125,000     1,193,940
                                                  Winchester Gardens, Series 1996 A,
                                                      5.800% 11/01/31                                     750,000       719,602
                                                  -----------------------------------------------------------------------------
          PA Chartiers Valley Industrial &        Asbury Health Center, Series 1999,
          Commercial Development Authority            6.375% 12/01/24                                     750,000       722,783
                                                  Friendship Village of South Hills, Series 2003 A,
                                                      5.750% 08/15/20                                   1,000,000       965,710
                                                  -----------------------------------------------------------------------------
              PA Delaware County Authority        Dunwoody Village, Series 2003 A,
                                                      5.375% 04/01/17                                     750,000       770,213
                                                  -----------------------------------------------------------------------------
       PA Lancaster Industrial Development        Garden Spot Village Project, Series 2000 A,
                                 Authority            7.625% 05/01/31                                     825,000       860,838
                                                  -----------------------------------------------------------------------------
         PA State Authority for Industrial        Baptist Home of Philadelphia, Series 1998,
                               Development            5.500% 11/15/18                                     530,000       474,159
                                                  -----------------------------------------------------------------------------
             TN Metropolitan Government of        Blakeford at Green Hills, Series 1998,
             Nashville and Davidson County            5.650% 07/01/24                                   1,825,000     1,633,193
                                                  -----------------------------------------------------------------------------
    TN Shelby County Health, Educational &        Germantown Village, Series 2003 A,
                  Housing Facilities Board            7.250% 12/01/34                                   1,350,000     1,312,578
                                                  -----------------------------------------------------------------------------
  TX Abilene Health Facilities Development        Sears Methodist Retirement Obligated Group:
                                     Corp.        Series 1998 A,
                                                      5.900% 11/15/25                                   1,350,000     1,221,912
                                                  Series 2003 A,
                                                      7.000% 11/15/33                                     300,000       303,180
                                                  -----------------------------------------------------------------------------
  TX Houston Health Facilities Development        Buckingham Senior Living Community, Series 2004 A,
                                     Corp.            7.125% 02/15/34                                   1,000,000       997,780
                                                  -----------------------------------------------------------------------------
  WI State Health & Educational Facilities        Attic Angel Obligated Group, Series 1998,
                                 Authority            5.750% 11/15/27                                   2,125,000     1,866,919
                                                  Clement Manor, Series 1998,
                                                      5.750% 08/15/24                                   2,200,000     1,947,550
                                                  Lutheran Program for the Aging, Series 1998,
                                                      5.700% 03/01/28                                     750,000       660,465
                                                  Three Pillars Senior Living Communities, Series 2003,
                                                      5.600% 08/15/23                                     790,000       769,160
                                                  -----------------------------------------------------------------------------
                                                                                 Congregate Care Retirement Total    37,746,691


See notes to investment portfolio.

9

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Health Services - 0.6%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
       MA State Development Finance Agency        Boston Biomedical Research Institute, Series 1999:
                                                      5.650% 02/01/19                                     370,000       349,439
                                                      5.750% 02/01/29                                     550,000       525,948
                                                  -----------------------------------------------------------------------------
  MA State Health & Educational Facilities        Civic Investments, Inc., Series 2002 A,
                                 Authority            9.000% 12/15/15                                   1,500,000     1,688,370
                                                  -----------------------------------------------------------------------------
         MN Minneapolis & St. Paul Housing        Healthpartners Project, Series 2003,
                   Redevelopment Authority            5.875% 12/01/29                                     400,000       400,692
                                                  -----------------------------------------------------------------------------
                                                                                            Health Services Total     2,964,449

Hospitals - 12.7%
------------------------------------------        -----------------------------------------------------------------------------
            AZ Health Facilities Authority        Phoenix Memorial Hospital, Series 1991,
                                                      8.125% 06/01/12 (c)                               2,080,346       145,624
                                                  -----------------------------------------------------------------------------
  AZ Yavapai County Industrial Development        Yavapai Regional Medical Center, Series 2003 A,
                                 Authority            6.000% 08/01/33                                     425,000       426,449
                                                  -----------------------------------------------------------------------------
   CA ABAG Finance Authority for Nonprofit        San Diego Hospital Association, Series 2003 C,
                                    Corps.            5.375% 03/01/21                                     500,000       487,765
                                                  -----------------------------------------------------------------------------
       CA California Statewide Communities        Kaiser Permanente, Series 2004 I,
                     Development Authority            3.450% 04/01/35                                   1,750,000     1,658,948
                                                  -----------------------------------------------------------------------------
             CA Rancho Mirage Joint Powers        Bon Secours-St. Frances Medical Center, Inc., Series 2002 A,
                       Financing Authority            5.625% 07/01/29                                   2,000,000     1,985,400
                                                  -----------------------------------------------------------------------------
      CA State Health Facilities Financing        Catholic Healthcare West, Series 2004 G,
                                 Authority            5.250% 07/01/23                                     500,000       473,535
                                                  Stanford Hospital & Clinics Project, Series 2003 A,
                                                      5.000% 11/15/23                                   1,500,000     1,467,135
                                                  -----------------------------------------------------------------------------
             CA Whittier Health Facilities        Presbyterian Intercommunity Hospital, Series 2002,
                                                      5.750% 06/01/31                                   1,000,000     1,015,050
                                                  -----------------------------------------------------------------------------
                               CO La Junta        Arkansas Valley Regional Medical Center Project,
                                                  Series 1999,
                                                      6.100% 04/01/24                                     900,000       889,524
                                                  -----------------------------------------------------------------------------
 CO State Health Care Facilities Authority        National Jewish Medical & Research Center, Series 1998,
                                                      5.375% 01/01/23                                   1,080,000     1,005,178
                                                  Parkview Medical Center, Inc. Project, Series 2001,
                                                      6.600% 09/01/25                                     300,000       310,296
                                                  -----------------------------------------------------------------------------
         FL Hillsborough County Industrial        Tampa General Hospital Project, Series 2003 B,
                     Development Authority            5.250% 10/01/34                                   1,000,000       944,440
                                                  -----------------------------------------------------------------------------
      FL Miami Health Facilities Authority        Catholic Health East, Series 2003 B,
                                                      5.125% 11/15/24                                   1,000,000       956,690
                                                  -----------------------------------------------------------------------------
        FL Orange County Health Facilities        Orlando Regional Healthcare System:
                                 Authority        Series 1999 E,
                                                      6.000% 10/01/26                                     875,000       904,855
                                                  Series 2002,
                                                      5.750% 12/01/32                                     350,000       356,286




See notes to investment portfolio.

10

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
    FL South Lake County Hospital District        South Lake Hospital, Inc., Series 2003:
                                                      6.375% 10/01/28                                     750,000       750,682
                                                      6.375% 10/01/34                                     500,000       499,340
                                                  -----------------------------------------------------------------------------
        FL West Orange Healthcare District        Series 2001 A,
                                                      5.650% 02/01/22                                   1,450,000     1,451,697
                                                  -----------------------------------------------------------------------------
      IL Southwestern Illinois Development        Anderson Hospital, Series 1999:
                                 Authority            5.500% 08/15/20                                     500,000       485,405
                                                      5.625% 08/15/29                                     250,000       233,902
                                                  -----------------------------------------------------------------------------
      IL State Health Facilities Authority        Thorek Hospital & Medical Center, Series 1998,
                                                      5.375% 08/15/28                                     500,000       435,745
                                                  -----------------------------------------------------------------------------
    IN Health Facility Financing Authority        Community Foundation of Northwest Indiana, Inc.,
                                                  Series 2004 A,
                                                      6.000% 03/01/34                                     850,000       807,245
                                                  -----------------------------------------------------------------------------
  MA State Health & Educational Facilities        Jordan Hospital:
                                 Authority        Series 1998 D,
                                                      5.250% 10/01/18                                     600,000       546,510
                                                  Series 2003 E,
                                                      6.750% 10/01/33                                     750,000       761,325
                                                  Milford-Whitinsville Regional Hospital:
                                                  Series 1998 C,
                                                      5.750% 07/15/13                                     610,000       607,517
                                                  Series 2002 D,
                                                      6.350% 07/15/32                                   1,715,000     1,719,373
                                                  -----------------------------------------------------------------------------
      MD State Health & Higher Educational        Adventist HealthCare, Series 2003 A:
                      Facilities Authority            5.000% 01/01/16                                     400,000       391,108
                                                      5.750% 01/01/25                                     600,000       594,300
                                                  -----------------------------------------------------------------------------
                       MI Dickinson County        Dickinson County Health Care System, Series 1999,
                                                      5.800% 11/01/24                                   1,000,000       945,640
                                                  -----------------------------------------------------------------------------
      MI Flint Hospital Building Authority        Hurley Medical Center:
                                                  Series 1998 A,
                                                      5.375% 07/01/20                                     465,000       425,442
                                                  Series 1998 B,
                                                      5.375% 07/01/28                                     750,000       712,695
                                                  -----------------------------------------------------------------------------
       MI State Hospital Finance Authority        Oakwood Obligated Group, Series 2003,
                                                      5.500% 11/01/18                                   1,600,000     1,640,976
                                                  -----------------------------------------------------------------------------
       MN St. Paul Housing & Redevelopment        HealthEast Project, Series 1993 B,
                                 Authority            6.625% 11/01/17                                     240,000       241,154
                                                  -----------------------------------------------------------------------------
     MN Washington Housing & Redevelopment        HealthEast Project, Series 1998,
                                 Authority            5.250% 11/15/12                                   1,100,000     1,063,194
                                                  -----------------------------------------------------------------------------
  MO State Health & Educational Facilities        Lake Regional Health System, Series 2003,
                                 Authority            5.700% 02/15/34                                   1,000,000     1,002,790
                                                  -----------------------------------------------------------------------------
          NC State Medical Care Commission        Stanly Memorial Hospital Project, Series 1999,
                                                      6.375% 10/01/29                                   1,000,000     1,057,170



See notes to investment portfolio.

11

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
NH Health & Education Facilities Authority        Catholic Medical Center, Series 2002 A,
                                                      6.125% 07/01/32                                     400,000       400,148
                                                  -----------------------------------------------------------------------------
      NH State Higher Educational & Health        Littleton Hospital Assoc., Inc.:
                      Facilities Authority        Series 1998 A:
                                                      5.900% 05/01/18                                     500,000       451,715
                                                      6.000% 05/01/28                                   1,000,000       877,040
                                                  Series 1998 B,
                                                      5.900% 05/01/28                                     675,000       584,266
                                                  -----------------------------------------------------------------------------
 NJ State Health Care Facilities Financing        Capital Health Systems, Series 2003 A,
                                 Authority            5.750% 12/01/14                                   1,250,000     1,271,063
                                                  -----------------------------------------------------------------------------
                             NM Farmington        San Juan Medical Center, Series 2004 A,
                                                      5.000% 06/01/23                                     500,000       475,320
                                                  -----------------------------------------------------------------------------
       NV Henderson Health Care Facilities        Catholic Healthcare West, Series 1998:
                                 Authority            5.125% 07/01/28                                     540,000       480,929
                                                      5.375% 07/01/26                                     790,000       729,209
                                                  -----------------------------------------------------------------------------
              NY State Dormitory Authority        Memorial Sloan-Kettering Cancer Center,
                                                  Series 2001-1:
                                                      (a) 07/01/25                                      3,600,000     1,202,400
                                                      (a) 07/01/26                                      4,400,000     1,374,076
                                                  North Shore - Long Island Jewish Medical Center,
                                                  Series 2003,
                                                      5.500% 05/01/33                                     400,000       401,632
                                                  -----------------------------------------------------------------------------
                         OH Belmont County        Ohio Valley Medical Center, Inc., Series 1998,
                                                      5.700% 01/01/13                                     700,000       623,014
                                                  -----------------------------------------------------------------------------
OH Highland County Joint Township Hospital        Series 1999,
                                  District            6.750% 12/01/29                                   1,900,000     1,762,706
                                                  -----------------------------------------------------------------------------
 OH Lakewood Hospital Improvement District        Lakewood Hospital Association, Series 2003,
                                                      5.500% 02/15/15                                   1,250,000     1,303,862
                                                  -----------------------------------------------------------------------------
       OH Miami County Hospital Facilities        Upper Valley Medical Center, Inc.:
                                 Authority        Series 1996 A,
                                                      6.250% 05/15/16                                     500,000       517,290
                                                  Series 1996 C,
                                                      6.250% 05/15/13                                     285,000       296,827
                                                  Series 1996 D,
                                                      6.375% 05/15/26                                   1,015,000     1,033,859
                                                  -----------------------------------------------------------------------------
                        OH Sandusky County        Memorial Hospital, Series 1998,
                                                      5.150% 01/01/10                                     250,000       250,712
                                                  -----------------------------------------------------------------------------
    OK State Development Finance Authority        Duncan Regional Hospital, Series 2003 A,
                                                      5.125% 12/01/23                                   2,000,000     1,927,260
                                                  -----------------------------------------------------------------------------
    OK Stillwater Medical Center Authority        Series 2003,
                                                      5.625% 05/15/23                                   1,000,000       976,650




See notes to investment portfolio.

12

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
  PA Allegheny County Hospital Development        Ohio Valley General Hospital, Series 1997,
                                 Authority            5.450% 01/01/28                                   1,550,000     1,393,031
                                                  -----------------------------------------------------------------------------
          PA Pottsville Hospital Authority        Pottsville Hospital & Warne Clinic, Series 1998,
                                                      5.625% 07/01/24                                     800,000       697,336
                                                  -----------------------------------------------------------------------------
              SC Jobs Economic Development        Bon Secours Health System, Series 2002 A,
                                                      5.500% 11/15/23                                   2,250,000     2,192,310
                                                  -----------------------------------------------------------------------------
      TX Knox County Health, Educational &        East Tennessee Hospital, Series 2003 B,
                  Housing Facilities Board            5.750% 07/01/33                                     250,000       250,000
                                                  -----------------------------------------------------------------------------
          TX Richardson Hospital Authority        Richardson Medical Center, Series 1998,
                                                      5.625% 12/01/28                                     450,000       420,849
                                                  -----------------------------------------------------------------------------
    TX Tyler Health Facilities Development        Mother Frances Hospital, Series 2001,
                                     Corp.            6.000% 07/01/31                                     750,000       755,205
                                                  -----------------------------------------------------------------------------
  VA Augusta County Industrial Development        Augusta Health Care, Inc., Series 2003,
                                 Authority            5.250% 09/01/19                                   2,000,000     2,085,080
                                                  -----------------------------------------------------------------------------
 WA Skagit County Public Hospital District        Series 2003,
                                     No. 1            6.000% 12/01/23                                   1,000,000       978,640
                                                  -----------------------------------------------------------------------------
 WA State Health Care Facilities Authority        Kadlec Medical Center, Series 2001,
                                                      5.875% 12/01/21                                     600,000       633,276
                                                  -----------------------------------------------------------------------------
  WI State Health & Educational Facilities        Aurora Health Care, Inc., Series 2003,
                                 Authority            6.400% 04/15/33                                     700,000       721,343
                                                  Fort Healthcare, Inc. Project, Series 2004,
                                                      6.100% 05/01/34                                   1,965,000     1,990,309
                                                  Wheaton Franciscan Services, Series 2002,
                                                      5.750% 08/15/30                                   1,050,000     1,067,756
                                                  -----------------------------------------------------------------------------
                                                                                                  Hospitals Total    59,525,498

Intermediate Care Facilities - 1.2%
------------------------------------------        -----------------------------------------------------------------------------
    IL State Development Finance Authority        Hoosier Care, Inc., Series 1999 A,
                                                      7.125% 06/01/34                                   1,460,000     1,186,542
                                                  -----------------------------------------------------------------------------
      IN State Health Facilities Financing        Hoosier Care, Inc. Project, Series 1999 A,
                                 Authority            7.125% 06/01/34                                   1,205,000       979,304
                                                  -----------------------------------------------------------------------------
      LA State Public Facilities Authority        Progressive Healthcare Providers, Inc., Series 1998,
                                                      6.375% 10/01/28                                   2,000,000     1,660,200
                                                  -----------------------------------------------------------------------------
   PA State Economic Development Financing        Northwestern Human Services, Series 1998 A,
                                 Authority            5.250% 06/01/14                                   2,150,000     1,717,463
                                                  -----------------------------------------------------------------------------
                                                                               Intermediate Care Facilities Total     5,543,509

Nursing Homes - 3.1%
------------------------------------------        -----------------------------------------------------------------------------
                                 AK Juneau        St. Ann's Care Center Project, Series 1999,
                                                      6.875% 12/01/25                                   1,750,000     1,762,810



See notes to investment portfolio.

13

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Nursing Homes - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
      CO State Health Facilities Authority        Volunteers of America Care Facilities, Inc.:
                                                  Series 1998 A,
                                                      5.750% 07/01/20                                     700,000       619,780
                                                  Series 1999 A:
                                                      5.750% 07/01/10                                     890,000       863,665
                                                      6.000% 07/01/29                                     520,000       454,958
                                                  -----------------------------------------------------------------------------
   DE State Economic Development Authority        Churchman's Village Project, Series 1991,
                                                      10.000% 03/01/21                                    665,000       700,797
                                                  -----------------------------------------------------------------------------
                IA State Finance Authority        Care Initiatives Project:
                                                  Series 1996,
                                                      9.250% 07/01/25                                     495,000       576,888
                                                  Series 1998 B:
                                                      5.500% 07/01/08                                     480,000       474,264
                                                      5.750% 07/01/18                                     600,000       541,206
                                                      5.750% 07/01/28                                   1,475,000     1,236,035
                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Alliance Health Care Facilities, Series 1999 A,
                                                      7.100% 07/01/32                                   2,250,000     2,124,585
                                                  -----------------------------------------------------------------------------
        MA State Industrial Finance Agency        GF/Mass., Inc., Series 1994,
                                                      8.300% 07/01/23                                     895,000       903,771
                                                  -----------------------------------------------------------------------------
         MI Cheboygan Economic Development        Metro Health Foundation, Inc. Project, Series 1993,
                                 Authority            11.000% 11/01/22 (c)                                577,512        88,359
                                                  -----------------------------------------------------------------------------
    MN Carlton Health & Housing Facilities        Inter-Faith Social Services, Inc. Project, Series 2000,
                                 Authority            7.500% 04/01/19                                     250,000       256,555
                                                  -----------------------------------------------------------------------------
          MN Sartell Health Care & Housing        Foundation for Healthcare Project, Series 1999 A,
                      Facilities Authority            6.625% 09/01/29                                   2,000,000     1,897,540
                                                  -----------------------------------------------------------------------------
  PA Chester County Industrial Development        RHA/PA Nursing Home, Series 2002,
                                 Authority            8.500% 05/01/32                                     395,000       377,359
                                                  -----------------------------------------------------------------------------
              PA Delaware County Authority        Main Line & Haverford Nursing, Series 1992,
                                                      9.000% 08/01/22 (c)                                  50,000        30,000
                                                  -----------------------------------------------------------------------------
           PA Lackawanna County Industrial        Greenridge Nursing Center Project, Series 1990,
                     Development Authority            10.500% 12/01/10 (d)(m)                             110,000        99,000
                                                  -----------------------------------------------------------------------------
  PA Luzerne County Industrial Development        Millville Nursing Center Project, Series 1990,
                                 Authority            10.500% 12/01/12 (d)(m)                             175,000       157,500
                                                  -----------------------------------------------------------------------------
           TX Kirbyville Health Facilities        Heartway III, Series 1997 A,
                         Development Corp.            10.000% 03/20/18 (e)                                539,212       172,548
                                                  -----------------------------------------------------------------------------
     WA Kitsap County Consolidated Housing        Martha and Mary Health Services, Series 1996,
                                 Authority            7.100% 02/20/36                                   1,000,000     1,162,330
                                                  -----------------------------------------------------------------------------
                                                                                              Nursing Homes Total    14,499,950
                                                                                                                    -----------
                                                                                                HEALTH CARE TOTAL   120,280,097




See notes to investment portfolio.

14

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HOUSING - 4.9%
Assisted Living/Senior - 2.5%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                            DE Kent County        Heritage at Dover Project, Series 1999, AMT,
                                                      7.625% 01/01/30                                   2,415,000     2,000,755
                                                  -----------------------------------------------------------------------------
             GA Columbus Housing Authority        The Gardens at Calvary Project, Series 1999,
                                                      7.000% 11/15/29                                   2,000,000     1,597,920
                                                  -----------------------------------------------------------------------------
    IL State Development Finance Authority        Care Institute, Inc., Series 1995,
                                                      8.250% 06/01/25                                   1,880,000     1,792,806
                                                  -----------------------------------------------------------------------------
                              MN Roseville        Care Institute, Inc. Project, Series 1993,
                                                      7.750% 11/01/23 (e)                               1,270,000       825,500
                                                  -----------------------------------------------------------------------------
          NC State Medical Care Commission        DePaul Community Facilities Project, Series 1999,
                                                      7.625% 11/01/29                                   1,965,000     2,004,418
                                                  -----------------------------------------------------------------------------
           NY Huntington Housing Authority        Gurwin Jewish Senior Center, Series 1999 A:
                                                      5.875% 05/01/19                                   1,900,000     1,778,001
                                                      6.000% 05/01/29                                     625,000       570,088
                                                  -----------------------------------------------------------------------------
  NY Suffolk County Industrial Development        Gurwin Jewish-Phase II, Series 2004,
                                    Agency            6.700% 05/01/39                                     500,000       501,115
                                                  -----------------------------------------------------------------------------
TX Bell County Health Facility Development        Care Institute, Inc., Series 1994,
                                     Corp.            9.000% 11/01/24                                     945,000       854,271
                                                  -----------------------------------------------------------------------------
                                                                                     Assisted Living/Senior Total    11,924,874

Multi-Family - 2.3%
------------------------------------------        -----------------------------------------------------------------------------
      CO State Health Facilities Authority        Birchwood Manor Project, Series 1991 A,
                                                      7.250% 04/01/11                                     435,000       436,870
                                                  -----------------------------------------------------------------------------
                             DE Wilmington        Electra Arms Senior Association Project, Series 1994 A, AMT,
                                                      6.250% 06/01/28                                     930,000       732,291
                                                  -----------------------------------------------------------------------------
         FL Broward County Housing Finance        Chaves Lake Apartment Project, Series 2000 A, AMT,
                                 Authority            7.500% 07/01/40                                   1,250,000     1,225,500
                                                  -----------------------------------------------------------------------------
  FL Clay County Housing Finance Authority        Madison Commons Apartments, Series 2000 A, AMT,
                                                      7.450% 07/01/40                                   1,235,000     1,218,241
                                                  -----------------------------------------------------------------------------
                             IN New Castle        Raintree Apartments, Series 1988 B,
                                                      (a) 03/01/18                                     30,625,000        76,562
                                                  -----------------------------------------------------------------------------
         MN Lakeville Multi-Family Revenue        Series 1989,
                                                      9.875% 02/01/20                                     700,000       700,574
                                                  -----------------------------------------------------------------------------
              MN Washington County Housing        Cottages of Aspen Project, Series 1992, AMT,
                 & Redevelopment Authority            9.250% 06/01/22                                     455,000       464,846
                                                  -----------------------------------------------------------------------------
   MN White Bear Lake Multi-Family Revenue        Series 1989,
                                                      9.750% 07/15/19                                     750,000       752,122
                                                  -----------------------------------------------------------------------------
           NC Raleigh Multi-Family Revenue        Cedar Point Apartments, Series 1999 A:
                                                      5.100% 11/01/10 (e)                                 250,000       137,980
                                                      5.875% 11/01/24 (e)                                 200,000       108,378
                                                  -----------------------------------------------------------------------------
                 Pass Through Certificates        Series 1993,
                                                      8.500% 12/01/16                                     455,481       436,597




See notes to investment portfolio.

15

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HOUSING - (continued)
Multi-Family - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
    SC State Housing Finance & Development        Westbridge Apartments Project, Series 1990, AMT,
                                 Authority            9.500% 09/01/20                                     579,000       564,004
                                                  -----------------------------------------------------------------------------
  TN Franklin Industrial Development Board        Landings Apartment Project, Series 1996 B,
                                                      8.750% 04/01/27                                   1,595,000     1,631,781
                                                  -----------------------------------------------------------------------------
   TX El Paso County Housing Finance Corp.        American Village Communities:
                                                  Series 2000 C,
                                                      8.000% 12/01/32                                     585,000       596,027
                                                  Series 2000 D,
                                                      10.000% 12/01/32                                    690,000       700,799
                                                  -----------------------------------------------------------------------------
         TX State Affordable Housing Corp.        NHT/GTEX LLC Project, Series 2001 C,
                                                      10.000% 10/01/31 (e)                              1,560,000       390,000
                                                  -----------------------------------------------------------------------------
     VA Alexandria Redevelopment & Housing        Article 1 Associates LLP, Series 1990 A, AMT,
                                 Authority            10.000% 01/01/21                                    500,000       429,065
                                                  -----------------------------------------------------------------------------
                                                                                               Multi-Family Total    10,601,637

Single Family - 0.1%
------------------------------------------        -----------------------------------------------------------------------------
          CO Housing and Finance Authority        Series 1995 D-1, AMT,
                                                      7.375% 06/01/26                                     170,000       170,632
                                                  Series 1997 A-2, AMT,
                                                      7.250% 05/01/27                                     120,000       120,434
                                                  -----------------------------------------------------------------------------
        IA State Housing Finance Authority        Series 1984 A,
                                                      (a) 09/01/16                                        385,000        97,555
                                                  -----------------------------------------------------------------------------
                                                                                              Single Family Total       388,621
                                                                                                                     ----------
                                                                                                    HOUSING TOTAL    22,915,132

INDUSTRIAL - 6.3%
Food Products - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
                                IN Hammond        American Maize Products Co. Project, Series 1994 A, AMT,
                                                      8.000% 12/01/24                                   1,760,000     1,838,338
                                                  -----------------------------------------------------------------------------
         LA Port of New Orleans Industrial        Continental Grain Co. Project, Series 1993,
                         Development Corp.            7.500% 07/01/13                                   2,000,000     2,047,680
                                                  -----------------------------------------------------------------------------
                   MI State Strategic Fund        Michigan Sugar Co.:
                                                  Carollton Project, Series 1998 C, AMT,
                                                      6.550% 11/01/25 (b)                               1,500,000     1,304,085
                                                  Sebewaing Project, Series 1998 A,
                                                      6.250% 11/01/15                                   1,000,000       937,180
                                                  -----------------------------------------------------------------------------
     OH Toledo Lucas County Port Authority        Cargill, Inc. Project, Series 2004 A,
                                                      4.800% 03/01/22                                     500,000       472,610
                                                  -----------------------------------------------------------------------------
                                                                                              Food Products Total     6,599,893

Forest Products - 2.4%
------------------------------------------        -----------------------------------------------------------------------------
    AL Camden Industrial Development Board        Weyerhaeuser Company, Series 2003 B, AMT,
                                                      6.375% 12/01/24                                     275,000       286,842
                                                  -----------------------------------------------------------------------------
 AL Courtland Industrial Development Board        International Paper Co., Series 2003 B, AMT,
                                                      6.250% 08/01/25                                   2,000,000     2,038,000




See notes to investment portfolio.

16

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
INDUSTRIAL - (continued)
Forest Products - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
     AL Phenix City Industrial Development        Meadwestvaco, Series 2002 A, AMT,
                                     Board            6.350% 05/15/35                                   1,000,000     1,031,110
                                                  -----------------------------------------------------------------------------
  GA Rockdale County Development Authority        Solid Waste Disposal, Visy Paper, Inc., Series 1993, AMT,
                                                      7.500% 01/01/26                                   2,800,000     2,896,264
                                                  -----------------------------------------------------------------------------
                      LA Beauregard Parish        Boise Cascade Project, Series 2002,
                                                      6.800% 02/01/27                                   1,750,000     1,764,822
                                                  -----------------------------------------------------------------------------
MI Delta County Economic Development Corp.        Mead Westvaco Escambia Project, Series 2002 B, AMT,
                                                      6.450% 04/15/23                                     750,000       773,497
                                                  -----------------------------------------------------------------------------
                         MS Lowndes County        Weyerhaeuser Corp., Series 1992 A,
                                                      6.800% 04/01/22                                   1,995,000     2,231,846
                                                  -----------------------------------------------------------------------------
  VA Bedford County Industrial Development        Nekoosa Packaging Corp. Project, Series 1998, AMT,
                                 Authority            5.600% 12/01/25                                     400,000       358,952
                                                  -----------------------------------------------------------------------------
                                                                                            Forest Products Total    11,381,333

Manufacturing - 0.6%
------------------------------------------        -----------------------------------------------------------------------------
     IL Will-Kankakee Regional Development        Flanders Corp./Precisionaire, Series 1997, AMT,
                                 Authority            6.500% 12/15/17                                     815,000       797,918
                                                  -----------------------------------------------------------------------------
              KS Wichita Airport Authority        Cessna Citation Service Center, Series 2002 A, AMT,
                                                      6.250% 06/15/32                                   1,875,000     1,953,188
                                                  -----------------------------------------------------------------------------
                                                                                              Manufacturing Total     2,751,106

Metals & Mining - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
NV State Department of Business & Industry        Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
                                                      8.000% 09/01/14 (f)                                 474,194       362,715
                                                  -----------------------------------------------------------------------------
          VA Greensville County Industrial        Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
                     Development Authority            7.000% 04/01/14                                     930,000       721,968
                                                  -----------------------------------------------------------------------------
                                                                                            Metals & Mining Total     1,084,683

Oil & Gas - 1.6%
------------------------------------------        -----------------------------------------------------------------------------
                       NJ Middlesex County        Amerada Hess Corp., Series 2004,
                                                      6.050% 09/15/34 (g)                                 285,000       288,366
                                                  -----------------------------------------------------------------------------
    NV Clark County Industrial Development        Southwest Gas Corp. Project, Series 2003 E, AMT,
                                 Authority            5.800% 03/01/38                                   1,750,000     1,843,608
                                                  -----------------------------------------------------------------------------
      TX Gulf Coast Industrial Development        Citgo Petroleum Project, Series 1998, AMT,
                                 Authority            8.000% 04/01/28                                     875,000       914,690
                                                  -----------------------------------------------------------------------------
TX Texas City Industrial Development Corp.        Arco Pipe Line Co. Project, Series 1990,
                                                      7.375% 10/01/20                                   2,000,000     2,509,900



See notes to investment portfolio.

17

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
INDUSTRIAL - (continued)
Oil & Gas - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
VI Virgin Islands Public Finance Authority        Hovensa Coker Project, Series 2002, AMT,
                                                      6.500% 07/01/21                                     125,000       132,269
                                                  Hovensa Refinery, Series 2003, AMT:
                                                      5.875% 07/01/22                                   1,000,000     1,015,410
                                                      6.125% 07/01/22                                     875,000       902,318
                                                  -----------------------------------------------------------------------------
                                                                                                  Oil & Gas Total     7,606,561
                                                                                                                     ----------
                                                                                                 INDUSTRIAL TOTAL    29,423,576

OTHER - 7.8%
Other - 0.7%
------------------------------------------        -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Motor Vehicle Commission, Series 2003 A,
                                                      (a) 07/01/14                                      2,500,000     1,583,925
                                                  -----------------------------------------------------------------------------
      NY Convention Center Operating Corp.        Yale Building Project, Series 2003,
                                                      (a) 06/01/08                                      2,100,000     1,747,767
                                                  -----------------------------------------------------------------------------
                                                                                                      Other Total     3,331,692

Pool/Bond Bank - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
 SD Economic Development Finance Authority        Davis Family Sodak, Series 2004 4-A, AMT,
                                                      6.000% 04/01/29                                   1,400,000     1,373,316
                                                  -----------------------------------------------------------------------------
                                                                                             Pool/Bond Bank Total     1,373,316

Refunded/Escrowed (h) - 5.4%
------------------------------------------        -----------------------------------------------------------------------------
                           CO Adams County        Series 1991 B,
                                                      11.250% 09/01/11 (i)                                905,000     1,275,519
                                                  -----------------------------------------------------------------------------
     CO State Department of Transportation        Series 2001 832R-B,
                                                      9.670% 06/15/15 (f)(j)                            2,000,000     2,505,560
                                                  -----------------------------------------------------------------------------
            CT State Development Authority        New Haven Residuals, Series 1996, AMT,
                                                      8.250% 12/01/06                                     460,000       500,503
                                                  -----------------------------------------------------------------------------
                              FL Tampa Bay        Utility Systems Revenue, Series 1999,
                                                      10.150% 10/01/23 (f)(j)                           7,500,000     9,556,125
                                                  -----------------------------------------------------------------------------
      GA Forsyth County Hospital Authority        Baptist Hospital Worth County, Series 1998,
                                                      6.000% 10/01/08                                     755,000       809,639
                                                  -----------------------------------------------------------------------------
     GA State Municipal Electric Authority        Series 1991 V,
                                                      6.600% 01/01/18                                     690,000       822,163
                                                  -----------------------------------------------------------------------------
                 IL University of Illinois        Certificate of Participation, Utilities Infrastructure Projects,
                                                  Series 2001 A,
                                                      5.500% 08/15/16                                   1,425,000     1,591,768
                                                  -----------------------------------------------------------------------------
         NC Eastern Municipal Power Agency        Series 1991 A,
                                                      6.500% 01/01/18                                   3,320,000     4,046,980
                                                  -----------------------------------------------------------------------------
                         NC Lincoln County        Lincoln County Hospital Project, Series 1991,
                                                      9.000% 05/01/07                                     125,000       138,920
                                                  -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Winchester Gardens, Series 1996 A,
                                                      8.625% 11/01/25                                   2,000,000     2,323,940




See notes to investment portfolio.

18

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
OTHER - (continued)
Refunded/Escrowed (h) - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
     TN Shelby County Health Educational &        Open Arms Care Corp.:
                  Housing Facilities Board        Series 1992 A,
                                                      9.750% 08/01/19                                     290,000       353,751
                                                  Series 1992 C,
                                                      9.750% 08/01/19                                     290,000       352,846
                                                  -----------------------------------------------------------------------------
       WV State Hospital Finance Authority        Charleston Medical Center, Series 2000 A,
                                                      6.750% 09/01/30                                     925,000     1,098,891
                                                  -----------------------------------------------------------------------------
                                                                                          Refunded/Escrowed Total    25,376,605

Tobacco - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
    CA Golden State Tobacco Securitization        Series 2003 A-1,
                                 Authority            6.250% 06/01/33                                   1,725,000     1,545,824
                                                  Series 2003 B,
                                                      5.500% 06/01/43                                   1,250,000     1,234,125
                                                  -----------------------------------------------------------------------------
     LA Tobacco Settlement Financing Corp.        Series 2001 B,
                                                      5.875% 05/15/39                                   1,000,000       794,780
                                                  -----------------------------------------------------------------------------
           NJ Tobacco Settlement Financing        Series 2003,
                               Corporation            6.750% 06/01/39                                   2,000,000     1,781,640
                                                  -----------------------------------------------------------------------------
             SC Tobacco Settlement Revenue        Series 2001 B,
                      Management Authority            6.375% 05/15/28                                   1,000,000       856,140
                                                  -----------------------------------------------------------------------------
                                                                                                    Tobacco Total     6,212,509
                                                                                                                     ----------
                                                                                                      OTHER TOTAL    36,294,122

OTHER REVENUE - 1.6%
Hotels - 0.4%
------------------------------------------        -----------------------------------------------------------------------------
  PA Philadelphia Authority for Industrial        Doubletree Project, Series 1997 A,
                               Development            6.500% 10/01/27                                   2,000,000     2,013,700
                                                  -----------------------------------------------------------------------------
                                                                                                     Hotels Total     2,013,700

Recreation - 1.1%
------------------------------------------        -----------------------------------------------------------------------------
 CA Agua Caliente Band of Cahuilla Indians        Series 2003,
                                                      6.000% 07/01/18                                   1,000,000       985,870
                                                  -----------------------------------------------------------------------------
      CT Mashantucket Western Pequot Tribe        Series 1999 B,
                                                      (a) 09/01/15 (f)                                  2,000,000     1,072,700
                                                  -----------------------------------------------------------------------------
 CT Mohegan Indians Tribe Gaming Authority        Series 2001,
                                                      6.250% 01/01/31 (f)                                 475,000       491,938
                                                  -----------------------------------------------------------------------------
                   FL Capital Trust Agency        Seminole Tribe Convention Center, Series 2002 A,
                                                      10.000% 10/01/33 (f)                              2,050,000     2,467,196
                                                  -----------------------------------------------------------------------------
    NM Red River Sports Facilities Revenue        Red River Ski Area Project, Series 1998,
                                                      6.450% 06/01/07                                     155,000       156,167
                                                  -----------------------------------------------------------------------------
                                                                                                 Recreation Total     5,173,871




See notes to investment portfolio.

19

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
OTHER REVENUE - (continued)
Retail - 0.1%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                            OH Lake County        North Madison Properties Ltd. Project, Series 1993,
                                                      8.819% 09/01/11                                     475,000       467,148
                                                  -----------------------------------------------------------------------------
                                                                                                     Retail Total       467,148
                                                                                                                     ----------
                                                                                              OTHER REVENUE TOTAL     7,654,719

RESOURCE RECOVERY - 1.8%
Disposal - 0.8%
------------------------------------------        -----------------------------------------------------------------------------
          IL Development Finance Authority        Waste Management, Inc., Series 1997, AMT,
                                                      5.050% 01/01/10                                     250,000       255,535
                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Peabody Monofill Associates, Inc. Project, Series 1994,
                                                      9.000% 09/01/05                                     330,000       337,762
                                                  -----------------------------------------------------------------------------
                      OH State Solid Waste        Republic Service, Inc. Project, Series 2004, AMT,
                                                      4.250% 04/01/33                                   2,000,000     1,877,840
                                                  -----------------------------------------------------------------------------
    UT Carbon County Solid Waste Disposal         Laidlaw Environmental, Series 1997 A, AMT,
                                                      7.450% 07/01/17                                   1,500,000     1,541,970
                                                  -----------------------------------------------------------------------------
                                                                                                   Disposal Total     4,013,107

Resource Recovery - 1.0%
------------------------------------------        -----------------------------------------------------------------------------
       MA State Development Finance Agency        Ogden Haverhill Project:
                                                  Series 1998 A, AMT,
                                                      5.500% 12/01/13                                     500,000       491,160
                                                  Series 1998 A, AMT
                                                      5.600% 12/01/19                                   1,000,000       960,500
                                                  Series 1999 A, AMT,
                                                      6.700% 12/01/14                                     750,000       784,095
                                                  -----------------------------------------------------------------------------
             PA Delaware County Industrial        American Ref-Fuel Co., Series 1997 A,
                     Development Authority            6.200% 07/01/19                                   2,225,000     2,279,446
                                                  -----------------------------------------------------------------------------
                                                                                          Resource Recovery Total     4,515,201
                                                                                                                     ----------
                                                                                          RESOURCE RECOVERY TOTAL     8,528,308

TAX-BACKED - 19.7%
Local Appropriated - 1.8%
------------------------------------------        -----------------------------------------------------------------------------
  CA Compton Certificates of Participation        Civic Center & Capital Improvements, Series 1997 A,
                                                      5.500% 09/01/15                                   1,500,000     1,529,580
                                                  -----------------------------------------------------------------------------
 CA Southeast Resource Recovery Facilities        Series 2003 B, AMT,
                                 Authority            5.375% 12/01/18                                   2,000,000     2,066,180
                                                  -----------------------------------------------------------------------------
 MN Andover Economic Development Authority        Andover Community Center, Series 2004,
                                                      5.200% 02/01/34                                     750,000       716,107
                                                  -----------------------------------------------------------------------------
       MO St. Louis Industrial Development        St. Louis Convention Center Hotel, Series 2000,
                                 Authority            (a) 07/15/18                                      3,000,000     1,478,940



See notes to investment portfolio.

20

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
Local Appropriated - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
        SC Berkeley County School District        Securing Assets for Education, Series 2003,
                                                      5.000% 12/01/28                                   2,000,000     1,905,640
                                                  -----------------------------------------------------------------------------
      SC Dorchester County School District        Growth Remedy Opportunity Tax Hike, Series 2004,
                                                      5.250% 12/01/29                                   1,000,000       963,290
                                                  -----------------------------------------------------------------------------
                                                                                         Local Appropriated Total     8,659,737

Local General Obligations - 5.6%
------------------------------------------        -----------------------------------------------------------------------------
   CA East Side Union High School District        Series 2003 B,
                                                      5.100% 02/01/20                                   1,320,000     1,404,625
                                                  -----------------------------------------------------------------------------
           CA Empire Union School District        Series 1987-1 A,
                                                      (a) 10/01/21                                      1,665,000       664,002
                                                  -----------------------------------------------------------------------------
 CA Los Angeles Community College District        Series 2003 B,
                                                      5.000% 08/01/19                                   2,000,000     2,064,780
                                                  -----------------------------------------------------------------------------
    CA Los Angeles Unified School District        Series 1997 E,
                                                      5.125% 01/01/27                                   3,800,000     3,821,052
                                                  Series 2002,
                                                      5.750% 07/01/16                                     800,000       910,296
                                                  -----------------------------------------------------------------------------
           CA Modesto High School District        Series 2002 A,
                                                      (a) 08/01/19                                      2,650,000     1,221,544
                                                  -----------------------------------------------------------------------------
  CA North Orange County Community College        Election of 2002, Series 2003 B,
                                  District            (a) 08/01/21                                      7,920,000     3,202,610
                                                  -----------------------------------------------------------------------------
        CA Rocklin Unified School District        Election of 2002, Series 2003,
                                                      (a) 08/01/17                                      3,130,000     1,633,860
                                                  -----------------------------------------------------------------------------
      CA William S. Hart Union High School        Series 2003 A,
                                  District            5.000% 09/01/19                                   1,625,000     1,677,991
                                                  -----------------------------------------------------------------------------
    CO Red Sky Ranch Metropolitan District        Series 2003,
                                                      6.050% 12/01/33                                   1,000,000       983,910
                                                  -----------------------------------------------------------------------------
          IL Hoffman Estates Park District        Series 2004,
                                                      5.250% 12/01/23                                   1,000,000     1,006,340
                                                  -----------------------------------------------------------------------------
                          NY New York City        Series 1995 B,
                                                      7.250% 08/15/07                                   1,000,000     1,122,270
                                                  Series 2003 J,
                                                      5.500% 06/01/18                                   1,500,000     1,585,425
                                                  -----------------------------------------------------------------------------
            OH Dublin City School District        Series 2003,
                                                      5.000% 12/01/20                                   2,450,000     2,520,364
                                                  -----------------------------------------------------------------------------
   TX Dallas County Flood Control District        Series 2002,
                                                      7.250% 04/01/32                                   1,000,000     1,014,780
                                                  -----------------------------------------------------------------------------
   WA Clark County School District No. 037        Vancouver, Series 2001B,
                                                      (a) 12/01/18                                      2,500,000     1,204,300
                                                  -----------------------------------------------------------------------------
                                                                                  Local General Obligations Total    26,038,149



See notes to investment portfolio.

21

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
Special Non-Property Tax - 3.4%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
     CO State Department of Transportation        Series 2001 832R-A,
                                                      9.670% 06/15/14 (f)(j)                            3,000,000     3,759,090
                                                  -----------------------------------------------------------------------------
 FL Northern Palm Beach County Improvement        Series 1999:
                                  District            5.900% 08/01/19                                     500,000       544,400
                                                      6.000% 08/01/29                                     750,000       803,858
                                                  -----------------------------------------------------------------------------
MO St. Louis County Industrial Development        Kiel Center Arena, Series 1992, AMT,
                                 Authority            7.875% 12/01/24                                   3,000,000     3,053,790
                                                  -----------------------------------------------------------------------------
                NY State Thruway Authority        Series 2003 A,
                                                      5.000% 03/15/20                                   3,500,000     3,596,740
                                                  -----------------------------------------------------------------------------
  PR Commonwealth of Puerto Rico Highway &        Series 2003 AA:
                  Transportation Authority            5.500% 07/01/18                                   1,225,000     1,371,571
                                                      5.500% 07/01/19                                   2,320,000     2,592,670
                                                  -----------------------------------------------------------------------------
                                                                                   Special Non-Property Tax Total    15,722,119

Special Property Tax - 5.2%
------------------------------------------        -----------------------------------------------------------------------------
      CA Carson Improvement Board Act 1915        Series 1992,
                                                      7.375% 09/02/22                                     140,000       141,355
                                                  -----------------------------------------------------------------------------
  CA Huntington Beach Community Facilities        Grand Coast Resort, Series 2000-1,
                                  District            6.450% 09/01/31                                   1,250,000     1,274,075
                                                  -----------------------------------------------------------------------------
       CA Irvine Improvement Bond Act 1915        No. 00-18-GRP 3, Series 2003,
                                                      5.550% 09/02/26                                     500,000       483,875
                                                  -----------------------------------------------------------------------------
     CA Oakdale Public Financing Authority        Central City Redevelopment Project, Series 2004,
                                                      5.375% 06/01/33                                   2,000,000     1,900,180
                                                  -----------------------------------------------------------------------------
        CA Oceanside Community Development        Downtown Redevelopment Project, Series 2003,
                               Commissions            5.700% 09/01/25                                     500,000       499,955
                                                  -----------------------------------------------------------------------------
     CA Orange County Community Facilities        Ladera Ranch:
                                  District        Series 1999 A,
                                                      6.500% 08/15/21                                   1,000,000     1,037,870
                                                  Series 2003 A,
                                                      5.550% 08/15/33                                   1,000,000       973,210
                                                  -----------------------------------------------------------------------------
CA Orange County Improvement Bond Act 1915        Phase IV, No. 01-1-B, Series 2003,
                                                      5.750% 09/02/33                                   1,000,000       998,510
                                                  -----------------------------------------------------------------------------
      CA Pleasanton Joint Powers Financing        Series 1993 B,
                                 Authority            6.750% 09/02/17                                   1,740,000     1,772,138
                                                  -----------------------------------------------------------------------------
      CA Redwood City Community Facilities        1 Redwood, Series 2003 B,
                                  District            6.000% 09/01/33                                     700,000       708,778
                                                  -----------------------------------------------------------------------------
CA Temecula Valley Unified School District        Series 2003,
                                                      6.125% 09/01/33                                     600,000       600,354
                                                  -----------------------------------------------------------------------------
     FL Brandy Creek Community Development        Series 2003 A,
                                  District            6.350% 05/01/34                                   1,000,000     1,014,180
                                                  -----------------------------------------------------------------------------
      FL Celebration Community Development        Series 2003A,
                                  District            6.400% 05/01/34                                   1,000,000     1,015,540



See notes to investment portfolio.

22

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
Special Property Tax - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
        FL Colonial Country Club Community        Series 2003,
                              Development             6.400% 05/01/33                                     745,000       762,150
                                                  -----------------------------------------------------------------------------
 FL Concorde Estates Community Development        Series 2004 A,
                                  District            5.850% 05/01/35                                   1,320,000     1,243,044
                                                  -----------------------------------------------------------------------------
    FL Double Branch Community Development        Series 2002 A,
                                  District            6.700% 05/01/34                                     700,000       734,664
                                                  Series 2003 B,
                                                      5.375% 05/01/08                                   1,170,000     1,178,810
                                                  -----------------------------------------------------------------------------
   FL Heritage Palms Community Development        Series 1999,
                                  District            6.250% 11/01/04                                     375,000       376,151
                                                  -----------------------------------------------------------------------------
    FL Islands at Doral Southwest District        Series 2003,
                     Community Development            6.375% 05/01/35                                     770,000       788,033
                                                  -----------------------------------------------------------------------------
   FL Lexington Oaks Community Development        Series 1998 A,
                                  District            6.125% 05/01/19                                     250,000       252,383
                                                  Series 1998 B,
                                                      5.500% 05/01/05                                      50,000        50,155
                                                  Series 2000 A:
                                                      7.200% 05/01/30                                     675,000       705,301
                                                      6.700% 05/01/33                                     250,000       258,773
                                                  -----------------------------------------------------------------------------
   FL Middle Village Community Development        Series 2004 A,
                                  District            6.000% 05/01/35                                   2,000,000     1,986,440
                                                  -----------------------------------------------------------------------------
                                FL Orlando        Conroy Road Interchange Project, Series 1998 A:
                                                      5.500% 05/01/10                                     325,000       330,635
                                                      5.800% 05/01/26                                     600,000       600,204
                                                  -----------------------------------------------------------------------------
      FL Stoneybrook Community Development        Series 1998 A,
                                  District            6.100% 05/01/19                                     805,000       812,994
                                                  Series 1998 B,
                                                      5.700% 05/01/08                                      35,000        35,223
                                                  -----------------------------------------------------------------------------
      FL Westchester Community Development        Series 2003,
                                  District            6.125% 05/01/35                                     800,000       798,208
                                                  -----------------------------------------------------------------------------
              MI Pontiac Finance Authority        Development Area No. 3, Series 2002,
                                                      6.375% 06/01/31                                   1,000,000       994,230
                                                  -----------------------------------------------------------------------------
                                                                                       Special Property Tax Total    24,327,418

State Appropriated - 0.9%
------------------------------------------        -----------------------------------------------------------------------------
               CA State Public Works Board        Coalinga State Hospital, Series 2004 A,
                                                      5.500% 06/01/19                                   1,000,000     1,061,990
                                                  -----------------------------------------------------------------------------
              LA State Military Department        Custody Receipts, Series 2004,
                                                      4.850% 05/01/24                                   1,500,000     1,402,980
                                                  -----------------------------------------------------------------------------
   NY Triborough Bridge & Tunnel Authority        Javits Convention Center Project, Series 1990 E,
                                                      7.250% 01/01/10                                   1,770,000     1,996,772
                                                  -----------------------------------------------------------------------------
                                                                                         State Appropriated Total     4,461,742



See notes to investment portfolio.

23

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
State General Obligations - 2.8%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                  CA State        Series 2003:
                                                      5.250% 02/01/18                                   2,000,000     2,123,920
                                                      5.250% 02/01/20                                   2,000,000     2,104,640
                                                      5.250% 02/01/23                                     800,000       826,936
                                                  -----------------------------------------------------------------------------
       MA Massachusetts Bay Transportation        Series 1992 B,
                                 Authority            6.200% 03/01/16                                   5,825,000     6,782,281
                                                  -----------------------------------------------------------------------------
            PR Commonwealth of Puerto Rico        Series 2004 A,
                                                      5.000% 07/01/30                                   1,200,000     1,256,364
                                                  -----------------------------------------------------------------------------
                                                                                  State General Obligations Total    13,094,141
                                                                                                                     ----------
                                                                                                 TAX-BACKED TOTAL    92,303,306

TRANSPORTATION - 7.3%
Air Transportation - 2.8%
------------------------------------------        -----------------------------------------------------------------------------
          CA Los Angeles Regional Airports        American Airlines, Inc., Series 2002 C, AMT,
                         Improvement Corp.            7.500% 12/01/24                                     500,000       421,680
                                                  -----------------------------------------------------------------------------
                   FL Capital Trust Agency        Air Cargo Orlando Project, Series 2003, AMT,
                                                      6.750% 01/01/32                                     650,000       604,045
                                                  -----------------------------------------------------------------------------
   IL Chicago O'Hare International Airport        United Airlines, Inc., Series 2000 A, AMT,
                                                      6.750% 11/01/11 (c)                               1,600,000       396,896
                                                  -----------------------------------------------------------------------------
         IN Indianapolis Airport Authority        Federal Express Corp. Project, Series 1994, AMT,
                                                      7.100% 01/15/17                                   1,000,000     1,024,100
                                                  -----------------------------------------------------------------------------
                   MA State Port Authority        Delta Airlines, Inc., Series 2001 A, AMT,
                                                      5.500% 01/01/16                                   2,935,000     3,025,868
                                                  -----------------------------------------------------------------------------
    MN Minneapolis & St. Paul Metropolitan        Northwest Airlines:
                       Airports Commission        Series 2001 A, AMT,
                                                      7.000% 04/01/25                                     825,000       703,816
                                                  Series 2001 B, AMT,
                                                      6.500% 04/01/25                                     500,000       473,135
                                                  -----------------------------------------------------------------------------
NC Charlotte/Douglas International Airport        US Airways, Inc.:
                                                  Series 1998, AMT,
                                                      5.600% 07/01/27                                     500,000       267,250
                                                  Series 2000, AMT,
                                                      7.750% 02/01/28                                   1,250,000       892,275
                                                  -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Continental Airlines, Inc. Project:
                                                  Series 1999, AMT,
                                                      6.250% 09/15/29                                     500,000       362,905
                                                  Series 2003, AMT,
                                                      9.000% 06/01/33                                   1,000,000     1,032,440
                                                  -----------------------------------------------------------------------------
  PA Philadelphia Authority for Industrial        Aero Philadelphia, Series 1999, AMT:
                               Development            5.250% 01/01/09                                     350,000       328,318
                                                      5.500% 01/01/24                                   1,000,000       781,520
                                                  -----------------------------------------------------------------------------
             TX Alliance Airport Authority        AMR Corp., Series 1991, AMT,
                                                      7.000% 12/01/11                                   1,070,000       890,775



See notes to investment portfolio.

24

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
TRANSPORTATION - (continued)
Air Transportation - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
   TX Houston Industrial Development Corp.        United Parcel Service, Series 2002, AMT,
                                                      6.000% 03/01/23                                   1,072,549     1,072,442
                                                  -----------------------------------------------------------------------------
                        WA Port of Seattle        Northwest Airlines, Inc. Project, Series 2001, AMT,
                                                      7.250% 04/01/30                                     925,000       790,570
                                                  -----------------------------------------------------------------------------
                                                                                         Air Transportation Total    13,068,035

Airports - 1.3%
------------------------------------------        -----------------------------------------------------------------------------
       DC Metropolitan Washington Airports        Series 2003 A, AMT,
                                 Authority            5.000% 10/01/33                                   1,500,000     1,435,500
                                                  -----------------------------------------------------------------------------
              NC Charlotte Airport Revenue        Series 1999, AMT,
                                                      10.760% 04/20/19 (f)(i)(j)                        4,000,000     4,642,480
                                                  -----------------------------------------------------------------------------
                                                                                                   Airports Total     6,077,980

Ports - 1.3%
------------------------------------------        -----------------------------------------------------------------------------
                        WA Port of Seattle        Series 2000 A, AMT,
                                                      10.620% 02/01/10 (f)(j)                           1,250,000     1,502,025
                                                  Series 2000 B, AMT,
                                                      10.620% 02/01/11 (f)(j)                           3,750,000     4,537,088
                                                  -----------------------------------------------------------------------------
                                                                                                      Ports Total     6,039,113

Toll Facilities - 1.6%
------------------------------------------        -----------------------------------------------------------------------------
         CO E-470 Public Highway Authority        Series 2000 B:
                                                      (a) 09/01/18                                      4,000,000     1,951,720
                                                      (a) 09/01/35                                     17,500,000     1,721,475
                                                  -----------------------------------------------------------------------------
       CO Northwest Parkway Public Highway      Series 2001 D,
                                 Authority            7.125% 06/15/41                                   2,750,000     2,848,698
                                                  -----------------------------------------------------------------------------
               MA State Turnpike Authority        Metro Highway Systems Revenue, Series 1997 C
                                                      (a) 01/01/20                                      2,000,000       912,000
                                                  -----------------------------------------------------------------------------
                                                                                            Toll Facilities Total     7,433,893

Transportation - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
NV State Department of Business & Industry        Las Vegas Monorail Project, Series 2000,
                                                      7.375% 01/01/40                                   1,750,000     1,720,705
                                                  -----------------------------------------------------------------------------
                                                                                             Transportation Total     1,720,705
                                                                                                                     ----------
                                                                                             TRANSPORTATION TOTAL    34,339,726

UTILITY - 16.2%
Independent Power Producers - 3.1%
------------------------------------------        -----------------------------------------------------------------------------
    MI Midland County Economic Development        Series 2000 A, AMT,
                                     Corp.            6.875% 07/23/09                                   1,650,000     1,703,378
                                                  -----------------------------------------------------------------------------
NY Port Authority of New York & New Jersey        KIAC Power Project, Series 1996, AMT,
                                                      6.750% 10/01/11                                   1,000,000     1,048,530
                                                  -----------------------------------------------------------------------------
   PA Carbon County Industrial Development        Panther Creek Partners Project, Series 2000, AMT,
                                 Authority            6.650% 05/01/10                                     920,000       985,035




See notes to investment portfolio.

25

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
UTILITY - (continued)
Independent Power Producers - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
   PA State Economic Development Financing        Colver Project, Series 1994 D, AMT,
                                 Authority            7.150% 12/01/18                                   1,650,000     1,711,908
                                                  -----------------------------------------------------------------------------
   PA State Economic Development Financing        Northampton Generating:
                                 Authority        Series 1994 A, AMT,
                                                      6.500% 01/01/13                                   3,000,000     3,029,580
                                                  Series 1994 B, AMT,
                                                      6.750% 01/01/07                                   2,530,000     2,609,796
                                                  -----------------------------------------------------------------------------
         VA Pittsylvania County Industrial        Multitrade of Pittsylvania, Series 1994 A, AMT:
                     Development Authority            7.450% 01/01/09                                   3,500,000     3,018,680
                                                      7.500% 01/01/14                                     500,000       422,460
                                                  -----------------------------------------------------------------------------
                                                                                Independent Power Producers Total    14,529,367

Investor Owned - 5.5%
------------------------------------------        -----------------------------------------------------------------------------
AZ Maricopa County Pollution Control Corp.        El Paso Electric Co. Project, Series 2002 A,
                                                      6.250% 05/01/37                                   1,000,000     1,033,180
                                                  Southern California Edison Co., Series 2000 A,
                                                      2.900% 06/01/35                                   1,000,000       959,700
                                                  -----------------------------------------------------------------------------
     CA Chula Vista Industrial Development        San Diego Gas & Electric, Series 1996,
                                   Revenue            5.500% 12/01/21                                   1,275,000     1,292,761
                                                  -----------------------------------------------------------------------------
     FL Polk County Industrial Development        Tampa Electric Co. Project, Series 1996, AMT,
                                 Authority            5.850% 12/01/30                                   1,500,000     1,465,230
                                                  -----------------------------------------------------------------------------
    IL State Development Finance Authority        Peoples Gas Light & Coke Co., Series 2003 E, AMT,
                                                      4.875% 11/01/38                                   2,500,000     2,418,425
                                                  -----------------------------------------------------------------------------
                             IN Petersburg        Indiana Power & Light Co.:
                                                  Series 1991,
                                                      5.750% 08/01/21                                   1,000,000     1,008,880
                                                  Series 1995,
                                                      6.625% 12/01/24                                     255,000       260,725
                                                  -----------------------------------------------------------------------------
LA Calcasieu Parish Industrial Development        Entergy Gulf States, Inc., Series 1999,
                                     Board            5.450% 07/01/10                                     500,000       511,220
                                                  -----------------------------------------------------------------------------
                  LA West Feliciana Parish        Entergy Gulf States, Inc.,
                                                  Series 1999 B,
                                                      6.600% 09/01/28                                     250,000       254,297
                                                  -----------------------------------------------------------------------------
           MS State Business Finance Corp.        Systems Energy Resources, Inc. Project, Series 1999,
                                                      5.900% 05/01/22                                   1,500,000     1,507,800
                                                  -----------------------------------------------------------------------------
                                MT Forsyth        Portland General Electric Co., Series 1998 A,
                                                      5.200% 05/01/33                                     375,000       389,591
                                                  -----------------------------------------------------------------------------
    NC Wake County Industrial Facilities &        Carolina Power & Light, Series 2002,
     Pollution Control Financing Authority            5.375% 02/01/17                                   2,000,000     2,094,060
                                                  -----------------------------------------------------------------------------
                             NM Farmington        Tucson Electric Power Co., Series 1997 A,
                                                      6.950% 10/01/20                                   2,000,000     2,077,220
                                                  -----------------------------------------------------------------------------
    NV Clark County Industrial Development        Nevada Power Co., Series 1995 B, AMT,
                                 Authority            5.900% 10/01/30                                   2,135,000     1,881,533




See notes to investment portfolio.

26

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
UTILITY - (continued)
Investor Owned - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
    NV Clark County Industrial Development        Southern California Edison, Series 2000, AMT,
                                 Authority            3.250% 06/01/31                                   1,000,000       969,530
                                                  -----------------------------------------------------------------------------
   PA Beaver County Industrial Development        Toledo Edison Co. Project, Series 1995,
                                 Authority            7.625% 05/01/20                                   2,000,000     2,115,060
                                                  -----------------------------------------------------------------------------
      SC Berkeley County Pollution Control        South Carolina Generating Co. Project, Series 2003,
                      Facilities Authority            4.875% 10/01/14                                   1,500,000     1,539,240
                                                  -----------------------------------------------------------------------------
                 TX Brazos River Authority        Texas Utilities Electric Co. Project:
                                                  Series 2001 C, AMT,
                                                      5.750% 05/01/36                                     650,000       691,892
                                                  Series 2003 C, AMT,
                                                      6.750% 10/01/38                                   1,650,000     1,732,071
                                                  -----------------------------------------------------------------------------
                        WY Converse County        PacifiCorp, Series 1988,
                                                      3.900% 01/01/14                                   1,500,000     1,402,575
                                                  -----------------------------------------------------------------------------
                                                                                             Investor Owned Total    25,604,990

Joint Power Authority - 1.5%
------------------------------------------        -----------------------------------------------------------------------------
     GA State Municipal Electric Authority        Series 1991 V,
                                                      6.600% 01/01/18                                   3,375,000     3,983,006
                                                  -----------------------------------------------------------------------------
         NC Eastern Municipal Power Agency        Series 1991 A,
                                                      6.500% 01/01/18                                   1,680,000     1,943,239
                                                  Series 2003 C,
                                                      5.375% 01/01/17                                   1,000,000     1,032,710
                                                  -----------------------------------------------------------------------------
                                                                                      Joint Power Authority Total     6,958,955

Municipal Electric - 4.6%
------------------------------------------        -----------------------------------------------------------------------------
         MN Western Municipal Power Agency        Series 2003 B,
                                                      5.000% 01/01/15                                     500,000       534,125
                                                  -----------------------------------------------------------------------------
            NY Long Island Power Authority        Series 1998-8 C,
                                                      5.000% 04/01/10                                   2,000,000     2,163,120
                                                  Series 2003 A,
                                                      5.000% 06/01/09                                   2,000,000     2,129,420
                                                  -----------------------------------------------------------------------------
               PR Electric Power Authority        Series 1998 NN,
                                                      5.500% 07/01/20                                   1,005,000     1,087,641
                                                  -----------------------------------------------------------------------------
         TX Lower Colorado River Authority        Series 1999 A,
                                                      5.500% 05/15/21                                  15,000,000    15,847,200
                                                  -----------------------------------------------------------------------------
                                                                                         Municipal Electric Total    21,761,506

Water & Sewer - 1.5%
------------------------------------------        -----------------------------------------------------------------------------
    CA State Department of Water Resources        Central Valley Project,
                                                  Series 2002 X,
                                                      5.500% 12/01/17                                   1,300,000     1,449,318
                               FL Key West        Sewer Revenue, Series 2003,
                                                      5.250% 10/01/18                                   1,000,000     1,069,460
                                                  -----------------------------------------------------------------------------
               MS V Lakes Utility District        Series 1994,
                                                      8.250% 07/15/24                                     400,000       383,512



See notes to investment portfolio.

27

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
UTILITY - (continued)
Water & Sewer - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
 NH State Industrial Development Authority        Pennichuck Water Works, Inc. Project, Series 1988, AMT,
                                                      7.500% 07/01/18                                     470,000       518,889
                                                  -----------------------------------------------------------------------------
  PA Dauphin County Industrial Development        Dauphin Water Supply Co., Series 1992 A, AMT,
                                 Authority            6.900% 06/01/24                                   3,200,000     3,833,056
                                                  -----------------------------------------------------------------------------
                                                                                              Water & Sewer Total     7,254,235
                                                                                                                    -----------
                                                                                                    UTILITY TOTAL    76,109,053

                                                  Total Municipal Bonds
                                                  (cost of $449,788,390)                                            446,155,149


Municipal Preferred Stocks - 1.0%
HOUSING - 1.0%
Multi-Family - 1.0%
------------------------------------------        -----------------------------------------------------------------------------
     Charter Municipal Mortgage Acceptance            6.300% 04/30/19                                   1,000,000     1,009,630
                                  Co., AMT            6.625% 06/30/09 (f)                               2,000,000     2,175,320
                                                      7.600% 11/30/10 (f)                               1,500,000     1,699,680

                                                  Total Municipal Preferred Stocks
                                                  (cost of $4,500,000)                                                4,884,630


Short-Term Obligations - 2.5%
Variable Rate Demand Notes (k) - 2.5%
------------------------------------------        -----------------------------------------------------------------------------
                IA State Finance Authority        Drake University Project, Series 2001,
                                                      1.130% 07/01/31                                     700,000       700,000
                                                  Village Court Associates, Series 1985 A,
                                                      1.100% 11/01/15                                     300,000       300,000
                                                  -----------------------------------------------------------------------------
                        IA Woodbury County        Siouxland Medical Education Foundation, Series 1996,
                                                      1.150% 11/01/16                                   1,500,000     1,500,000
                                                  -----------------------------------------------------------------------------
      ID State Health Facilities Authority        OSF Healthcare System, Series 2002,
                                                      1.100% 11/15/27                                   2,200,000     2,200,000
                                                  St. Luke's Regional Medical Center Project, Series 1995,
                                                      1.080% 05/01/22                                   1,200,000     1,200,000
                                                  -----------------------------------------------------------------------------
  IN State Development Financing Authority        Cathedral High School, Series 2001,
                                                      1.130% 09/01/26                                     300,000       300,000
                                                  -----------------------------------------------------------------------------
      IN State Health Facilities Financing        Fayette Memorial Hospital Association, Series 2002 A,
                                 Authority            1.130% 10/01/32                                     400,000       400,000




See notes to investment portfolio.

28

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Short-Term Obligations - (continued)
Variable Rate Demand Notes (k) - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
            MN State Department of Revenue        Brooklyn Center, Brookdale Corp. II Project, Series 2001,
                                                      1.130% 12/01/24                                     800,000       800,000
                                                  -----------------------------------------------------------------------------
      MN State Higher Education Facilities        Saint Olaf College, Series 2002 5-M1,
                                 Authority            1.080% 10/01/32                                   1,300,000     1,300,000
                                                  Mankato, Bethany Lutheran College, Series 2000 B,
                                                      1.130% 11/01/15                                     400,000       400,000
                                                  -----------------------------------------------------------------------------
       MS Jackson County Pollution Control        Chevron USA, Inc., Series 1993,
                                                      1.050% 06/01/23                                     900,000       900,000
                                                  -----------------------------------------------------------------------------
     ND Ward County Health Care Facilities        Trinity Health, Series 2002 A,
                                 Authority            1.130% 07/01/29                                     195,000       195,000
                                                  -----------------------------------------------------------------------------
                          NY New York City        Series 1993 A-7,
                                                      1.040% 08/01/20                                     100,000       100,000
                                                  -----------------------------------------------------------------------------
  UT Eagle Mountain Gas & Electric Revenue        Series 2001,
                                                      1.070% 12/15/25                                     400,000       400,000
                                                  -----------------------------------------------------------------------------
    WI State Health & Education Facilities        ProHealth Care, Inc., Riverview Hospital Association,
                                 Authority        Series 2001,
                                                      1.130% 10/01/30                                   1,100,000     1,100,000
                                                  -----------------------------------------------------------------------------
                                                                                 VARIABLE RATE DEMAND NOTES TOTAL    11,795,000
                                                                                                                    -----------

                                                  Total Short-Term Obligations
                                                  (cost of $11,795,000)                                              11,795,000

                                                  Total Investments - 98.7%
                                                  (cost of $466,083,390) (l)                                        462,834,779

                                                  Other Assets & Liabilities, Net - 1.3%                              5,876,637
                                                  Net Assets - 100.0%                                               468,711,416

See notes to investment portfolio.

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

NOTES TO INVESTMENT PORTFOLIO:

(a)Zero coupon bond.
(b)Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At June 30, 2004, the value of these securities amounted to $5,502,924, which represents 1.2% of net assets.

                                                       ACQUISITION ACQUISITION

   SECURITY                                               DATE        COST
 -----------                                          ------------   ------
   CA ABAG Finance Authority for Nonprofit Corps.,
   Eskaton Gold River Lodge, Series 1998:
                    6.375% 11/15/15                      07/30/98  $  686,531
                    6.375%11/15/28                       07/30/98     541,288
   CA California Statewide Communities
   Development Authority,
   Crossroads School for Arts & Sciences,
   Series 1998:
                    6.000% 08/01/28                      08/21/98     305,000
                    6.000% 08/01/28                      08/31/98     700,000
   CA Statewide Community Development Authority,
   Eskaton Village - Grass Valley, Series 2000,
                    8.250% 11/15/31                      09/08/00   1,750,000
   MIState Strategic Fund,
   Michigan Sugar Co., Carollton
   Project, Series 1998 C, AMT,
                    6.550%11/01/25                       11/24/98   1,500,000
                                                                   ----------
                                                                   $5,482,819
                                                                   ==========

(c)The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of June 30, 2004, the value of these securities amounted to $660,879, which represents 0.1% of net assets.

(d)The issuer is in default of certain debt covenants. Income is being partially accrued based on the execution of a forbearance agreement with the borrower. As of June 30, 2004, the value of these securities amounted to $256,500, which represents 0.1% of net assets.

(e)The issuer is in default of certain debt covenants. Income is not being accrued. As of June 30, 2004, the value of these securities amounted to $1,634,406, which represents 0.3% of net assets.

(f)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to $34,771,917, which represents 7.4% of net assets.

(g)Security purchased on a delayed delivery basis.

(h)The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment principal and interest.

(i)The security or a portion of the security pledged as collateral for open futures contracts. At June 30, 2004, the total market value of securities pledged amounted to $1,726,263.

(j)Variable rate security. The interest rate shown reflects the rate as of June 30, 2004.

(k)Variable rate demand notes. These securities are payable on demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of June 30, 2004.

(l)Cost for federal income tax purposes is $465,790,657.

(m)Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

At June 30, 2004, the Fund held the following open short futures contracts:

                                          AGGREGATE    EXPIRATION   UNREALIZED
   TYPE                        VALUE     FACE VALUE       DATE     DEPRECIATION
--------                     --------  ------------   -----------  ------------
   10-Year U.S.
       Treasury Note       $53,293,875   $52,680,526    Sept-2004   $(613,349)



      ACRONYM                   NAME
     --------                   ----
       ABAG       Association of Bay Area Government
       AMT            Alternative Minimum Tax

See notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund
                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                    Assets        Investments, at cost                                              466,083,390
                                                                                                                    -----------
                                                  Investments, at value                                             462,834,779
                                                  Cash                                                                   83,426
                                                  Receivable for:
                                                    Investments sold                                                    734,067
                                                    Fund shares sold                                                    550,794
                                                    Interest                                                          7,490,343
                                                  Deferred Trustees' compensation plan                                   12,740
                                                                                                                    -----------
                                                                                                     Total Assets   471,706,149

                                                  -----------------------------------------------------------------------------
                               Liabilities        Payable for:
                                                    Investments purchased on a delayed delivery basis                   285,000
                                                    Fund shares repurchased                                             728,363
                                                    Futures variation margin                                            469,688
                                                    Distributions                                                     1,144,055
                                                    Investment advisory fee                                             156,759
                                                    Administration fee                                                   43,534
                                                    Transfer agent fee                                                   20,962
                                                    Pricing and bookkeeping fees                                         21,575
                                                    Trustees' fees                                                          115
                                                    Custody fee                                                           1,976
                                                    Distribution and service fees                                        45,875
                                                  Deferred Trustees' fees                                                12,740
                                                  Other liabilities                                                      64,091
                                                                                                                    -----------
                                                                                                Total Liabilities     2,994,733

                                                                                                       Net Assets   468,711,416
                                                  -----------------------------------------------------------------------------
                 Composition of Net Assets        Paid-in capital                                                   495,627,342
                                                  Undistributed net investment income                                   780,462
                                                  Accumulated net realized loss                                    (23,834,428)
                                                  Net unrealized depreciation on:
                                                    Investments                                                     (3,248,611)
                                                    Futures contracts                                                 (613,349)

                                                                                                       Net Assets   468,711,416
                                                  -----------------------------------------------------------------------------
                                   Class A        Net assets                                                         77,738,302
                                                  Shares outstanding                                                  7,089,810
                                                  Net asset value per share                                            10.96(a)
                                                  Maximum offering price per share ($10.96/0.9525)                     11.51(b)
                                                  -----------------------------------------------------------------------------
                                   Class B        Net assets                                                         39,096,991
                                                  Shares outstanding                                                  3,565,623
                                                  Net asset value and offering price per share                         10.96(a)
                                                  -----------------------------------------------------------------------------
                                   Class C        Net assets                                                         10,482,193
                                                  Shares outstanding                                                    955,981
                                                  Net asset value and offering price per share                         10.96(a)
                                                  -----------------------------------------------------------------------------
                                   Class Z        Net assets                                                        341,393,930
                                                  Shares outstanding                                                 31,137,270
                                                  Net asset value, offering and redemption price per share                10.96


(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended June 30, 2004
                                              Columbia High Yield Municipal Fund
                                                                                                                ($)
------------------------------------------        -----------------------------------------------------------------------------
                         Investment Income        Interest                                                           26,273,284
                                                  Dividends                                                              13,385
                                                                                                                    -----------
                                                  Total Investment Income                                            26,286,669

                                                  -----------------------------------------------------------------------------
                                  Expenses        Investment advisory fee                                             1,847,914
                                                  Administration fee                                                    518,228
                                                  Distribution fee:
                                                    Class B                                                             346,056
                                                    Class C                                                              78,111
                                                  Service fee:
                                                    Class A                                                             157,955
                                                    Class B                                                              92,282
                                                    Class C                                                              20,817
                                                  Transfer agent fee                                                    412,661
                                                  Pricing and bookkeeping fees                                          166,769
                                                  Trustees' fees                                                         18,763
                                                  Custody fee                                                            25,268
                                                  Non-recurring costs (See Note 7)                                       20,432
                                                  Other expenses                                                         65,850
                                                                                                                    -----------
                                                   Total Expenses                                                     3,771,106
                                                  Fees waived by Distributor - Class C                                 (15,661)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)       (20,432)
                                                  Custody earnings credit                                               (2,015)
                                                                                                                    -----------
                                                   Net Expenses                                                       3,732,998
                                                                                                                    -----------
                                                  Net Investment Income                                              22,553,671

                                                  -----------------------------------------------------------------------------
               Net Realized and Unrealized        Net realized gain (loss) on:
                Gain (Loss) on Investments          Investments                                                     (4,130,273)
                     and Futures Contracts          Futures contracts                                                 1,294,678
                                                                                                                    -----------
                                                     Net realized loss                                              (2,835,595)
                                                                                                                    -----------
                                                  Net change in unrealized appreciation/depreciation on:
                                                    Investments                                                     (9,098,296)
                                                    Futures contracts                                                 (803,599)
                                                                                                                    -----------
                                                     Net change in unrealized appreciation/depreciation             (9,901,895)
                                                                                                                    -----------
                                                  Net Loss                                                         (12,737,490)
                                                                                                                    -----------
                                                  Net Increase in Net Assets from Operations                          9,816,181


See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund
                                                                                                         Year Ended June 30,
                                                                                                      -------------------------
Increase (Decrease) in Net Assets:                                                                      2004($)     2003(a)($)
------------------------------------------        -----------------------------------------------------------------------------
                                Operations        Net investment income                                22,553,671    18,325,751
                                                  Net realized loss on investments
                                                    and futures contracts                             (2,835,595)   (3,496,306)
                                                  Net change in unrealized appreciation/depreciation
                                                    on investments and futures contracts              (9,901,895)     6,334,881
                                                                                                     --------------------------
                                                      Net Increase from Operations                      9,816,181    21,164,326
                                                  -----------------------------------------------------------------------------
    Distributions Declared to Shareholders        From net investment income:
                                                    Class A                                           (3,706,340)   (4,696,423)
                                                    Class B                                           (1,815,192)   (3,013,907)
                                                    Class C                                             (424,459)     (296,718)
                                                    Class Z                                          (15,175,224)  (13,994,707)
                                                                                                     --------------------------
                                                      Total Distributions Declared to Shareholders   (21,121,215)  (22,001,755)
                                                  -----------------------------------------------------------------------------
                        Share Transactions        Class A:
                                                    Subscriptions                                      16,363,219    18,354,905
                                                    Proceeds received in connection with merger                --    76,068,209
                                                    Distributions reinvested                            1,627,683     2,010,003
                                                    Redemptions                                      (16,560,731)  (17,674,390)
                                                                                                     --------------------------
                                                      Net Increase                                      1,430,171    78,758,727
                                                  Class B:
                                                    Subscriptions                                       4,301,221     7,804,555
                                                    Proceeds received in connection with merger                --    58,601,899
                                                    Distributions reinvested                              790,221     1,355,241
                                                    Redemptions                                      (16,184,713)  (16,111,056)
                                                                                                     --------------------------
                                                      Net Increase (Decrease)                        (11,093,271)    51,650,639
                                                  Class C:
                                                    Subscriptions                                       5,046,875     6,010,197
                                                    Proceeds received in connection with merger                --     4,760,489
                                                    Distributions reinvested                              189,787       110,517
                                                    Redemptions                                       (3,607,047)   (1,770,277)
                                                                                                     --------------------------
                                                      Net Increase                                      1,629,615     9,110,926
                                                  Class Z:
                                                    Subscriptions                                     159,946,744    81,763,744
                                                    Distributions reinvested                            6,658,155    10,235,595
                                                    Redemptions                                      (62,076,415)  (60,473,287)
                                                                                                     --------------------------
                                                      Net Increase                                    104,528,484    31,526,052
                                                  Net Increase from Share Transactions                 96,494,999   171,046,344
                                                      Total Increase in Net Assets                     85,189,965   170,208,915
                                                  -----------------------------------------------------------------------------
                                Net Assets        Beginning of period                                 383,521,451   213,312,536
                                                  End of period (including undistributed
                                                  (overdistributed) net investment income
                                                  of $780,462 and $(646,929), respectively)           468,711,416   383,521,451



(a)  On July 29, 2002, the existing Fund Class S shares were redesignated Class
     Z shares. Class B and Class C shares were initially offered on July 15, 2002.



See notes to financial statements.


--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund
                                                                                                         Year Ended June 30,
                                                                                                      -------------------------
                                                                                                         2004($)     2003(a)($)
------------------------------------------        -----------------------------------------------------------------------------
                         Changes in Shares        Class A:
                                                    Subscriptions                                       1,465,019     1,639,804
                                                    Issued in connection with merger                          --      6,725,748
                                                    Issued for distributions reinvested                   146,315       177,053
                                                    Redemptions                                       (1,487,321)   (1,580,530)
                                                                                                     --------------------------
                                                      Net Increase                                        124,013     6,962,075
                                                  Class B:
                                                    Subscriptions                                         386,742       696,631
                                                    Issued in connection with merger                          --      5,181,423
                                                    Issued for distributions reinvested                    71,050       121,313
                                                    Redemptions                                       (1,452,718)   (1,438,818)
                                                                                                     --------------------------
                                                      Net Increase (Decrease)                           (994,926)     4,560,549
                                                  Class C:
                                                    Subscriptions                                         452,312       537,281
                                                    Issued in connection with merger                          --        420,910
                                                    Issued for distributions reinvested                    17,051         9,891
                                                    Redemptions                                         (323,401)     (158,063)
                                                                                                     --------------------------
                                                      Net Increase                                        145,962       810,019
                                                  Class Z:
                                                    Subscriptions                                      14,361,735     7,296,394
                                                    Issued for distributions reinvested                   598,631       915,399
                                                    Redemptions                                       (5,590,536)   (5,385,102)
                                                                                                     --------------------------
                                                      Net Increase                                      9,369,830     2,826,691


(a)  On July 29, 2002, the existing Fund Class S shares were redesignated Class
     Z shares. Class B and Class C shares were initially offered on July 15, 2002.


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund


Note 1. Organization

Columbia High Yield Municipal Fund (the "Fund"), a series of Columbia Funds Trust IX (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks a high level of total return consisting of current income exempt from federal income tax and opportunities for capital appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Fund if not distributed and therefore are distributed at least annually.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2004, permanent differences resulting primarily from differing treatments for amortization/accretion adjustments and market discount reclassification adjustments were identified and reclassified among the components of the Fundnet assets as follows:

    Undistributed          Accumulated
   Net Investment         Net Realized            Paid-In
       Income                 Loss                Capital
-------------------------------------------------------------
      $(5,065)               $5,065                 $--

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 was as follows:

                             June 30, 2004   June 30, 2003
-----------------------------------------------------------
 Distributions paid from:
-----------------------------------------------------------
    Tax-Exempt Income          $21,095,918     $21,999,954
-----------------------------------------------------------
    Ordinary Income*                25,297           1,801
-----------------------------------------------------------
    Long-Term Capital Gains             --              --
-----------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

    Undistributed  Undistributed  Undistributed
     Tax-Exempt      Ordinary       Long-Term    Net Unrealized
       Income         Income      Capital Gains   Depreciation*
----------------------------------------------------------------
     $2,166,430         $--            $--       $ (2,955,878)

* The differences between book-basis and tax-basis net unrealized depreciation are primarily due to amortization/accretion adjustments.

Unrealized appreciation and depreciation at June 30, 2004, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                   $ 15,974,115
    Unrealized depreciation                   (18,929,993)
--------------------------------------------------------
      Net unrealized depreciation            $ (2,955,878)
--------------------------------------------------------

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Year of                Capital Loss
             Expiration               Carryforward
--------------------------------------------------------
                2005                   $ 1,525,965
--------------------------------------------------------
                2006                     5,933,974
--------------------------------------------------------
                2007                     1,931,613
--------------------------------------------------------
                2008                     2,738,332
--------------------------------------------------------
                2009                     1,928,565
--------------------------------------------------------
                2010                     1,780,434
--------------------------------------------------------
                2011                       697,947
--------------------------------------------------------
                2012                     1,587,432
--------------------------------------------------------
                Total                  $18,124,262
--------------------------------------------------------

Of the capital loss carryforwards attributable to the Fund, $8,372,400 ($1,525,965 will expire on June 30, 2005, $1,931,613 will expire on June 30, 2007, $2,738,332 will expire on June 30, 2008, $1,081,414 will expire on June
30, 2009 and $1,095,076 will on June 30, 2010) was obtained in the merger with Liberty High Yield Municipal Fund.

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2004, post-October capital losses of $3,037,305 attributed to security transactions were deferred to July 1, 2004.

Note 4. Fees and Compensation Paid to Affiliates

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Investment Advisory Fee

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

      Average Daily Net Assets       Annual Fee Rate
--------------------------------------------------------
         First $100 million              0.450%
--------------------------------------------------------
          Next $100 million              0.425%
--------------------------------------------------------
          Over $200 million              0.400%
--------------------------------------------------------

For the year ended June 30, 2004, the Fund's effective investment advisory fee rate was 0.42%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets       Annual Fee Rate
--------------------------------------------------------
         First $100 million              0.150%
--------------------------------------------------------
          Next $100 million              0.125%
--------------------------------------------------------
          Over $200 million              0.100%
--------------------------------------------------------

For the year ended June 30, 2004, the Fund's effective administration fee rate was 0.12%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the year ended June 30, 2004, the Fund's effective pricing and bookkeeping fee rate was 0.038%.

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

For the year ended June 30, 2004, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.09%.

Effective October 13, 2003, Liberty Funds Services, Inc. was renamed Columbia Funds Services, Inc.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the year ended June 30, 2004, the Distributor has retained net underwriting discounts of $16,980 on sales of the Fund's Class A shares and received CDSC fees of $88,920 and $4,728 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares.

The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Effective October 13, 2003, Liberty Funds Distributor, Inc. was renamed Columbia Funds Distributor, Inc.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended June 30, 2004, the Fund paid $1,941 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended June 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $146,848,026 and $40,541,762, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended June 30, 2004, the Fund did not borrow under this arrangement.

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

Note 7. Disclosure of Significant Risks
and Contingencies

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

--------------------------------------------------------------------------------
June 30, 2004
                                              Columbia High Yield Municipal Fund

For the year ended June 30, 2004, Columbia has assumed $20,432 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Business Combinations and Mergers

Name Change

Effective October 13, 2003, the Fund changed its name from Liberty High Yield Municipal Fund to Columbia High Yield Municipal Fund. Also on that date, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

Effective July 15, 2002, the Stein Roe High-Yield Municipals Fund was renamed Liberty High Yield Municipal Fund and began offering Class B and Class C shares. Effective July 15, 2002, the Class S shares were subsequently redesignated Class Z shares.

Fund Mergers

As of the end of business on July 12, 2002, the Stein Roe High-Yield Municipals Fund acquired all the net assets of Liberty High Yield Municipal Fund pursuant to a plan of reorganization approved by Liberty High Yield Municipal Fund shareholders on June 28, 2002. All assets of Liberty High Yield Municipal Fund were transferred to Stein Roe High-Yield Municipals Fund in a tax-free exchange and shareholders of Liberty High Yield Municipal Fund received shares of Stein Roe High-Yield Municipals Fund in exchange for their shares as follows:

      Stein Roe           Liberty High
     High-Yield          Yield Municipal
   Municipals Fund          Fund Net            Unrealized
    Shares Issued        Assets Received       Depreciation1
---------------------------------------------------------------
     12,328,081           $139,430,597         $(2,726,785)



                           Net Assets           Net Assets
     Net Assets            of Liberty          of Stein Roe
    of Stein Roe           High Yield           High-Yield
     High-Yield          Municipal Fund       Municipals Fund
   Municipals Fund         Immediately          Immediately
      Prior to              Prior to               After
     Combination           Combination          Combination
----------------------------------------------------------------
    $218,007,534          $139,430,597         $357,438,131

1 Unrealized depreciation is included in the Net Assets Received amount shown above.

Change in Fund Structure

Prior to July 15, 2002, the Stein Roe High-Yield Municipals Fund invested substantially all of its assets in the SR&F High-Yield Municipals Portfolio (the "Portfolio") as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains and losses to its investors on a daily basis, based upon methods in compliance with the Internal Revenue Service. Prior to the reorganization described above, the Fund's pro-rata share of the Portfolio was distributed to Stein Roe High-Yield Municipals Fund based on allocation methods in compliance with the Internal Revenue Service.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                         Period
                                                                                 Year Ended June 30,                      Ended
                                                              -----------------------------------------------------     June 30,
Class A Shares                                                         2004             2003              2002          2001 (a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 11.25          $ 11.26           $ 11.13          $ 11.11
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                               0.56             0.60              0.61(c)          0.58
Net realized and unrealized gain (loss)
on investments and futures contracts                                   (0.33)            0.11              0.15(c)          0.01
                                                                      --------         --------         --------        --------
Total from Investment Operations                                        0.23             0.71              0.76             0.59
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                             (0.52)           (0.72)            (0.63)           (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 10.96          $ 11.25           $ 11.26          $ 11.13
Total return (d)                                                        2.10%            6.58%             6.93%            5.42%(e)
--------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                            0.89%            1.07%             1.13%            1.06%(g)
Net investment income (f)                                               5.04%            5.39%             5.41%(c)         5.65%(g)
Portfolio turnover rate                                                   10%              17%               16%(h)           16%(h)
Net assets, end of period (000's)                                    $77,738          $78,335           $    42          $     1
--------------------------------------------------------------------------------------------------------------------------------

(a) Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.41%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h) Portfolio turnover rate disclosed is for the SR&F High-Yield Municipals Portfolio.

--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                          Period
                                                                                                      Year Ended           Ended
                                                                                                       June 30,          June 30,
Class B Shares                                                                                           2004            2003 (a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                    $ 11.25          $ 11.31
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                                                  0.48             0.51
Net realized and unrealized gain (loss)
on investments and futures contracts                                                                      (0.33)            0.05
                                                                                                        --------         --------
Total from Investment Operations                                                                           0.15             0.56
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                                                (0.44)           (0.62)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                          $ 10.96          $ 11.25
Total return (c)                                                                                           1.33%            5.14%(d)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                                                                               1.64%            1.81%(f)
Net investment income (e)                                                                                  4.29%            4.70%(f)
Portfolio turnover rate                                                                                      10%              17%
Net assets, end of period (000's)                                                                      $ 39,097         $ 51,292
--------------------------------------------------------------------------------------------------------------------------------

(a) Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.

--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                                                          Period
                                                                                                      Year Ended           Ended
                                                                                                        June 30,          June 30,
Class C Shares                                                                                            2004            2003 (a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                    $ 11.25          $ 11.31
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                                                  0.49             0.51
Net realized and unrealized gain (loss)
on investments and futures contracts                                                                      (0.32)            0.07
                                                                                                        --------         --------
Total from Investment Operations                                                                           0.17             0.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                                                (0.46)           (0.64)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                          $ 10.96          $ 11.25
Total return (c)(d)                                                                                        1.48%            5.29%(e)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                                                               1.49%            1.67%(g)
Net investment income (f)                                                                                  4.44%            4.75%(g)
Waiver/reimbursement                                                                                       0.15%            0.15%(g)
Portfolio turnover rate                                                                                      10%              17%
Net assets, end of period (000's)                                                                      $ 10,482          $ 9,110
--------------------------------------------------------------------------------------------------------------------------------

(a) Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                Year Ended June 30,
                                                --------------------------------------------------------------------------------
Class Z Shares                                        2004            2003 (a)           2002             2001             2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $ 11.25           $ 11.26          $ 11.12           $ 11.04          $ 11.71
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                                 0.58(b)           0.63(b)          0.64(b)(c)        0.65(b)          0.65
Net realized and unrealized gain (loss)
on investments and futures contracts                 (0.32)             0.11             0.15(c)           0.08            (0.68)
                                                    --------          --------         --------         --------         --------
Total from Investment Operations                      0.26              0.74             0.79              0.73            (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                           (0.55)            (0.75)           (0.65)            (0.65)           (0.64)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $ 10.96           $ 11.25          $ 11.26           $ 11.12          $ 11.04
Total return (d)                                      2.33%             6.82%            7.30%             6.78%           (0.16)%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                          0.69%             0.86%            0.88%             0.81%            0.78%
Net investment income (e)                             5.24%             5.59%            5.66%(c)          5.86%            5.82%
Portfolio turnover rate                                 10%               17%              16%(f)            16%(f)           14%(f)
Net assets, end of period (000's)                 $341,394          $244,784         $213,271          $224,950         $253,787
--------------------------------------------------------------------------------------------------------------------------------

(a) On July 15, 2002, the existing Fund Class S shares were redesignated Class Z shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.62% to 5.66%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Portfolio turnover rate disclosed is for the SR&F High-Yield Municipals Portfolio.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

To the Trustees of Columbia Funds Trust IX and the Shareholders of Columbia High
Yield Municipal Fund


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia High Yield Municipal Fund (the "Fund") (formerly Liberty High Yield Municipal Fund) (a series of Columbia Funds Trust IX, formerly Liberty-Stein Roe Funds Municipal Trust) at June 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements of the Fund as of June 30, 2003 and for each of the periods specified therein were audited by other independent accountants whose report dated August 19, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 17, 2004

UNAUDITED INFORMATION
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Federal Income Tax Information

99.88% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund


Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 118 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.


Name, address and age, Position with funds,   Principal occupation(s) during past five years, Number of portfolios in Columbia Funds
Year first elected or appointed to office(1)  complex overseen by trustee/director, Other directorships held

DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (age 48)                    Executive Vice President-Strategy of United Airlines (airline) since December 2002
P.O. Box 66100                                (formerly President of UAL Loyalty Services (airline) from September 2001 to December
Chicago, IL 60666                             2002; Executive Vice President and Chief Financial Officer of United Airlines from
Trustee (since 1996)                          July 1999 to September 2001). Oversees 118, Orbitz (online travel company)

                                              --------------------------------------------------------------------------------------
JANET LANGFORD KELLY (age 46)                 Private Investor since March 2004 (formerly Chief Administrative Officer and Senior
9534 W. Gull Lake Drive                       Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to
Richland, MI 49083-8530                       March 2004; Executive Vice President- Corporate Development and Administration,
Trustee (since 1996)                          General Counsel and Secretary, Kellogg Company (food manufacturer), from September
                                              1999 to August 2003; Senior Vice President, Secretary and General Counsel, Sara Lee
                                              Corporation (branded, packaged, consumer-products manufacturer) from January 1995 to
                                              September 1999). Oversees 118, None

                                              --------------------------------------------------------------------------------------
RICHARD W. LOWRY (age 68)                     Private Investor since August 1987 (formerly Chairman and Chief Executive Officer,
10701 Charleston Drive                        U.S. Plywood Corporation (building products manufacturer)). Oversees 1203, None
Vero Beach, FL 32963
Trustee (since 1995)

                                              --------------------------------------------------------------------------------------
CHARLES R. NELSON (age 62)                    Professor of Economics, University of Washington, since January 1976; Ford and Louisa
Department of Economics                       Van Voorhis Professor of Political Economy, University of Washington, since September
University of Washington                      1993; (formerly Director, Institute for Economic Research, University of Washington
Seattle, WA 98195                             from September 2001 to June 2003) Adjunct Professor of Statistics, University of
Trustee (since 1981)                          Washington, since September 1980; Associate Editor, Journal of Money Credit and
                                              Banking, since September 1993; consultant on econometric and statistical matters.
                                              Oversees 118, None

                                              --------------------------------------------------------------------------------------
JOHN J. NEUHAUSER (age 61)                    Academic Vice President and Dean of Faculties since August 1999, Boston College
84 College Road                               (formerly Dean, Boston College School of Management from September 1977 to September
Chestnut Hill, MA 02467-3838                  1999). Oversees 1213,4, Saucony, Inc. (athletic footwear and apparel)
Trustee (since 1985)

                                              --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund


Name, address and age, Position with funds,   Principal occupation(s) during past five years, Number of portfolios in Columbia Funds
Year first elected or appointed to office(1)  complex overseen by trustee/director, Other directorships held

DISINTERESTED TRUSTEES

PATRICK J. SIMPSON (age 59)                   Partner, Perkins Coie L.L.P. (law firm). Oversees 118, None
1120 N.W.Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)

                                              --------------------------------------------------------------------------------------
THOMAS E. STITZEL (age 68)                    Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999,
2208 Tawny Woods Place                        College of Business, Boise State University); Chartered Financial Analyst.
Boise, ID 83706                               Oversees 118, None
Trustee (since 1998)

                                              --------------------------------------------------------------------------------------
THOMAS C. THEOBALD (age 67)                   Managing Director, William Blair Capital Partners (private equity investing) since
227 West Monroe Street,                       September 1994. Oversees 118, Anixter International (network support equipment
Suite 3500                                    distributor), Jones Lang LaSalle (real estate management services) and Ventas, Inc
Chicago, IL 60606                             (real estate investment trust)
Trustee and Chairman of the Board5
(since 1996)

                                              --------------------------------------------------------------------------------------
ANNE-LEE VERVILLE (age 59)                    Retired since 1997 (formerly General Manager, Global Education Industry, IBM
359 Stickney Hill Road                        Corporation (computer and technology) from 1994 to 1997). Oversees 1194, Chairman of
Hopkinton, NH 03229                           the Board of Directors, Enesco Group, Inc. (designer, importer and distributor of
Trustee (since 1998)                          giftware and collectibles)

                                              --------------------------------------------------------------------------------------
RICHARD L. WOOLWORTH (age 63)                 Retired since December 2003 (formerly Chairman and Chief Executive Officer, The
100 S.W. Market Street #1500                  Regence Group (regional health insurer); Chairman and Chief Executive Officer,
Portland, OR 97207                            BlueCross BlueShield of Oregon; Certified Public Accountant. Oversees 118, Northwest
Trustee (since 1991)                          Natural Gas Co. (natural gas service provider)
                                              --------------------------------------------------------------------------------------


INTERESTED TRUSTEES

WILLIAM E. MAYER2 (age 64)                    Managing Partner, Park Avenue Equity Partners (private equity) since February 1999
399 Park Avenue                               (formerly Founding Partner, Development Capital LLC from November 1996 to February
Suite 3204                                    1999). Oversees 1203, Lee Enterprises (print media), WR Hambrecht + Co. (financial
New York, NY 10022                            service provider), First Health (healthcare), Reader's Digest (publishing) and
Trustee (since 1994)                          OPENFIELD Solutions (retail industry technology provider)
                                              --------------------------------------------------------------------------------------

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

OFFICERS
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Name, address and age, Position with Columbia
Funds, Year first elected or appointed to office     Principal occupation(s) during past five years

VICKI L. BENJAMIN (Age 43)                           Chief Accounting Officer of the Columbia Funds and Liberty All-Star Funds since
One Financial Center                                 June 2001; Assistant Treasurer of Columbia Acorn and Wanger Funds since June
Boston, MA 02111                                     2004 (formerly Controller of the Columbia Funds and of the Liberty All-Star
Chief Accounting Officer (since 2001)                Funds from May 2002 to May 2004); Controller and Chief Accounting Officer of
                                                     the Galaxy Funds since September 2002 (formerly Vice President, Corporate
                                                     Audit, State Street Bank and Trust Company from May 1998 to April 2001).
                                                     -------------------------------------------------------------------------------
MICHAEL CLARKE (Age 34)                              Controller of the Columbia Funds and of the Liberty All-Star Funds since 2004;
One Financial Center                                 Assistant Treasurer of Columbia Acorn and Wanger Funds since June 2004
Boston, MA 02111                                     (formerly Assistant Treasurer of the Columbia Funds and of the Liberty All-Star
Controller (since 2004)                              Funds from June 2002 to May 2004; Vice President, Product Strategy &
                                                     Development of Liberty Funds Group from February 2001 to June 2002; Assistant
                                                     Treasurer of the Liberty Funds and of the Liberty All-Star Funds from August
                                                     1999 to February 2001; Audit Manager at Deloitte & Touche LLP from May 1997 to
                                                     August 1999).
                                                     -------------------------------------------------------------------------------
J. KEVIN CONNAUGHTON (Age 40)                        President of the Columbia Funds since February 27, 2004; Treasurer of the
One Financial Center                                 Columbia Funds and of the  Liberty All-Star Funds since December 2000; Vice
Boston, MA 02111                                     President of the Advisor since April 2003 (formerly Chief Accounting Officer
Treasurer (since 2000) and President (since 2004)    and Controller of the Liberty Funds and Liberty All-Star Funds from February
                                                     1998 to October 2000); Treasurer of the Galaxy Funds since September 2002;
                                                     Treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC since December
                                                     2002 (formerly Vice President of Colonial from February 1998 to October 2000).
                                                     -------------------------------------------------------------------------------
DAVID A. ROZENSON (Age 50)                           Secretary of the Columbia Funds and of the Liberty All-Star Funds since
One Financial Center                                 December 2003; Senior Counsel, Bank of America Corporation (formerly
Boston, MA 02111                                     FleetBoston Financial Corporation) since January 1996; Associate Counsel,
Secretary (since 2003)                               Columbia Management Group since November 2002.

COLUMBIA FUNDS
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

                                   ---------------------------------------------
                 Large Growth      Columbia Common Stock
                                   Columbia Growth
                                   Columbia Growth Stock
                                   Columbia Large Cap Growth
                                   Columbia Tax-Managed Growth
                                   Columbia Tax-Managed Growth II
                                   Columbia Young Investor
                                   ---------------------------------------------
                  Large Value      Columbia Disciplined Value
                                   Columbia Growth & Income
                                   Columbia Large Cap Core
                                   Columbia Tax-Managed Value
                                   ---------------------------------------------
                Midcap Growth      Columbia Acorn Select
                                   Columbia Mid Cap Growth
                                   Columbia Tax-Managed Aggressive Growth
                                   ---------------------------------------------
                 Midcap Value      Columbia Dividend Income
                                   Columbia Mid Cap
                                   Columbia Strategic Investor
                                   ---------------------------------------------
                 Small Growth      Columbia Acorn
                                   Columbia Acorn USA
                                   Columbia Small Company Equity
                                   ---------------------------------------------
                  Small Value      Columbia Small Cap
                                   Columbia Small Cap Value
                                   ---------------------------------------------
                     Balanced      Columbia Asset Allocation
                                   Columbia Balanced
                                   Columbia Liberty Fund
                                   ---------------------------------------------
                    Specialty      Columbia Real Estate Equity
                                   Columbia Technology
                                   Columbia Utilities
                                   ---------------------------------------------
         Taxable Fixed-Income      Columbia Contrarian Income
                                   Columbia Corporate Bond
                                   Columbia Federal Securities
                                   Columbia Fixed Income Securities
                                   Columbia High Yield
                                   Columbia High Yield Opportunities
                                   Columbia Income
                                   Columbia Intermediate Bond
                                   Columbia Intermediate Government Income
                                   Columbia Quality Plus Bond
                                   Columbia Short Term Bond
                                   Columbia Strategic Income
                                   ---------------------------------------------
                Floating Rate      Columbia Floating Rate
                                   Columbia Floating Rate Advantage
                                   ---------------------------------------------
                   Tax Exempt      Columbia High Yield Municipal
                                   Columbia Intermediate Tax-Exempt Bond
                                   Columbia Managed Municipals
                                   Columbia National Municipal Bond
                                   Columbia Tax-Exempt
                                   Columbia Tax-Exempt Insured

--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

                              ---------------------------------------------
 Single State Tax Exempt      Columbia California Tax-Exempt
                              Columbia Connecticut Intermediate Municipal Bond
                              Columbia Connecticut Tax-Exempt
                              Columbia Florida Intermediate Municipal Bond
                              Columbia Massachusetts Intermediate Municipal Bond
                              Columbia Massachusetts Tax-Exempt
                              Columbia New Jersey Intermediate Municipal Bond
                              Columbia New York Intermediate Municipal Bond
                              Columbia New York Tax-Exempt
                              Columbia Oregon Municipal Bond
                              Columbia Pennsylvania Intermediate Municipal Bond
                              Columbia Rhode Island Intermediate Municipal Bond
                              ---------------------------------------------
            Money Market      Columbia Money Market
                              Columbia Municipal Money Market
                              ---------------------------------------------
    International/Global      Columbia Acorn International
                              Columbia Acorn International Select
                              Columbia Europe
                              Columbia Global Equity
                              Columbia International Equity
                              Columbia International Stock
                              Columbia Newport Asia Pacific
                              Columbia Newport Greater China
                              Columbia Newport Tiger
                              ---------------------------------------------
                   Index      Columbia Large Company Index
                              Columbia Small Company Index
                              Columbia U.S. Treasury Index





                    Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.



                    For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

                    Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                              Columbia High Yield Municipal Fund

Transfer Agent
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110





The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that fund's use to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

Please note that on March 1, 2004, Ernst & Young LLP ("E&Y") resigned as the fund's independent registered public accounting firm. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through March 1, 2004, there were no disagreements between the fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreement in its report on the financial statements for such years. Effective March 1, 2004, PricewaterhouseCoopers LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the fund for the fiscal year ended June 30, 2004.

[eDELIVERY LOGO]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia High Yield Municipal Fund  ANNUAL REPORT, JUNE 30, 2004


                                                     PRSRT STD
                                                   U.S. POSTAGE
                                                       PAID
                                                   HOLLISTON, MA
                                                   PERMIT NO. 20

[EAGLE HEAD LOGO]:
COLUMBIA FUNDS
A MEMBER OF COLUMBIA MANAGEMENT GROUP

[C]2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com



                                                752-02/224S-0604 (08/04) 04/1766

                        COLUMBIA MANAGED MUNICIPALS FUND

                                  Annual Report
                                  June 30, 2004



[photo of man on laptop computer]




[LOGO]:
COLUMBIA FUNDS

A MEMBER OF COLUMBIA MANGEMENT GROUP

Table of Contents

Fund Profile                             1

Performance Information                  2

Economic Update                          3

Portfolio Manager's Report               4

Investment Portfolio                     6

Statement of Assets and Liabilities     21

Statement of Operations                 22

Statement of Changes in Net Assets      23

Notes to Financial Statements           25

Financial Highlights                    32

Report of Independent Registered
Public Accounting Firm                  36

Unaudited Information                   37

Trustees                                38

Officers                                40

Important Information
About This Report                       41


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


TO OUR FELLOW SHAREHOLDERS
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

DEAR SHAREHOLDER:
We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products to you. There are no immediate changes planned for fund names or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle between Columbia Management Advisors, Inc. and Columbia Funds Distributor, Inc. (collectively "Columbia Management") with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (Bank of America came to a similar settlement in principle at the same time.) Under the agreements Columbia Management agreed, among other things, to pay $70 million in disgorgement; $70 million in civil penalties and to reduce mutual fund fees by $80 million over a five-year period. Please rest assured that the settlement and all associated legal fees will be paid by Columbia Management; not by the affected funds or their shareholders. The agreement requires the final approval of the SEC and the NYAG.

We want you to know that all of the members of your fund's Board of Trustees are independent of the fund's advisor and its affiliates. In addition, the board has been energetic over the past year in strengthening its capacity to oversee the Columbia funds. Recently, the Board of Trustees:

o APPOINTED AN INTERIM CHIEF COMPLIANCE OFFICER OF THE COLUMBIA FUNDS, WHO REPORTS DIRECTLY TO EACH FUND'S AUDIT COMMITTEE. TRUSTEES WERE ALSO ASSIGNED TO FOUR SEPARATE INVESTMENT OVERSIGHT COMMITTEES, EACH DEDICATED TO MONITORING PERFORMANCE OF INDIVIDUAL FUNDS.

o VOTED TO DOUBLE THE REQUIRED INVESTMENT BY EACH TRUSTEE IN THE COLUMBIA FUNDS -- TO FURTHER ALIGN THE INTERESTS OF THE TRUSTEES WITH THOSE OF OUR FUND SHAREHOLDERS. AT THE SAME TIME, NEW POLICIES WERE INSTITUTED REQUIRING ALL INVESTMENT PERSONNEL AND TRUSTEES TO HOLD THEIR COLUMBIA FUND SHARES FOR A MINIMUM OF ONE YEAR (UNLESS EXTRAORDINARY CIRCUMSTANCES WARRANT AN EXCEPTION TO BE GRANTED BY SENIOR EXECUTIVES OF THE ADVISOR FOR INVESTMENT PERSONNEL AND BY A DESIGNATED COMMITTEE FOR THE BOARD).

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

In the pages that follow, you'll find valuable information about the economic environment during the period and the performance of your Columbia fund. These discussions are followed by financial statements for your fund. We hope that you will take time to read this report and discuss it with your financial advisor if you have any questions.

As always, thank you for choosing Columbia funds. It is a privilege to play a role in your financial future.

Sincerely,

/s/ Thomas C. Theobald                /s/ J. Kevin Connaughton

Thomas C. Theobald                    J. Kevin Connaughton
Chairman, Board of Trustees           President, Columbia Funds

J. Kevin Connaughton was named president of Columbia Funds on February 27, 2004.

FUND PROFILE
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Quality breakdown as of 06/30/04 (%)
-----------------------------------
   AAA                         65.3
-----------------------------------
   AA                           7.0
-----------------------------------
   A                           10.9
-----------------------------------
   BBB                          7.6
-----------------------------------
   B                            0.3
-----------------------------------
   CCC                          0.2
-----------------------------------
   Non-rated                    6.9
-----------------------------------
   Cash equivalents             1.8
-----------------------------------


Top 5 sectors as of 06/30/04 (%)
-----------------------------------
   Refunded/escrowed           13.3
-----------------------------------
   Local general obligations   13.2
-----------------------------------
   Joint power authority       10.5
-----------------------------------
   Water & sewer                7.5
-----------------------------------
   State general obligations    7.4
-----------------------------------




Maturity breakdown
as of 06/30/04 (%)
-----------------------------------
   0 - 1 years                  0.1
-----------------------------------
   1 - 3 years                  0.9
-----------------------------------
   3 - 5 years                  6.8
-----------------------------------
   5 - 7 years                  6.8
-----------------------------------
   7 - 10 years                18.7
-----------------------------------
   10 - 15 years               33.9
-----------------------------------
   15 - 20 years               18.9
-----------------------------------
   20 - 25 years                4.7
-----------------------------------
   25 years and over            7.4
-----------------------------------
   Cash equivalents             1.8
-----------------------------------

Sector breakdowns are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

(C)2004 Morningstar, Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Morningstar Style BoxTM reveals a fund's investment strategy. For equity funds the vertical axis shows the market capitalization of the stocks owned and the horizontal axis shows investment style (value, blend or growth). For fixed-income funds the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond's duration (short, intermediate or long). All of these numbers are drawn from the data most recently provided by the fund and entered into Morningstar's database as of month-end. Although the data is gathered from reliable sources, Morningstar cannot guarantee completeness and accuracy. As of 06/30/2004.



[SIDE BAR DATA]:

Summary

o For the 12-month period ended June 30, 2004, the fund's class A shares returned negative 1.20% without sales charge in an environment that was challenging for all segments of the bond market.

o The fund, its benchmark and peer group all felt the pressure of rising interest rates.

o Because the fund's duration was longer than its benchmark and peer group, it lost slightly more ground as municipal bond yields rose and their prices fell.

[1 arrow pointing down and second arrow pointing up]:

          Class A shares             Lehman Brothers Municipal Bond Index
             -1.20%                                0.76%



                                    Objective
                        Seeks high level of total return
                         consistent with prudent risk,
                          consisting of current income
                     exempt from federal income tax capital
                                  appreciation

                                Total Net Assets
                                 $425.5 million

Morningstar style box

Maturity/Long // Quality/High

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Performance of a $10,000 investment
07/01/1994 - 06/30/04 ($)
------------------------------------
   sales charge  without       with
------------------------------------
   Class A       17,658       16,827
------------------------------------
   Class B       17,441       17,441
------------------------------------
   Class C       17,528       17,528
------------------------------------
   Class Z       17,718         n/a
------------------------------------


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Value of a $10,000 investment 07/01/1994 - 06/30/04

[Line chart]:

          Class A shares              Class A shares            Lehman Brothers
          without sales charge        with sales charge     Municipal Bond Index

07/1994           $10,000                    $ 9,525                 $10,000
                   10,140                      9,658                  10,183
                   10,178                      9,694                  10,219
                   10,041                      9,564                  10,068
                    9,880                      9,411                   9,889
                    9,719                      9,258                   9,710
                    9,900                      9,430                   9,924
                   10,189                      9,705                  10,208
                   10,438                      9,942                  10,505
                   10,536                     10,036                  10,626
                   10,525                     10,026                  10,638
                   10,831                     10,316                  10,978
                   10,712                     10,203                  10,882
                   10,788                     10,275                  10,985
                   10,913                     10,394                  11,125
                   10,999                     10,477                  11,195
                   11,174                     10,643                  11,357
                   11,410                     10,868                  11,546
                   11,548                     10,999                  11,657
                   11,624                     11,072                  11,745
                   11,482                     10,937                  11,666
                   11,294                     10,757                  11,516
                   11,255                     10,721                  11,484
                   11,269                     10,734                  11,479
                   11,384                     10,843                  11,604
                   11,487                     10,942                  11,709
                   11,475                     10,930                  11,707
                   11,656                     11,102                  11,870
                   11,801                     11,240                  12,005
                   12,034                     11,463                  12,224
                   11,984                     11,415                  12,173
                   11,998                     11,428                  12,196
                   12,113                     11,538                  12,308
                   11,941                     11,374                  12,145
                   12,034                     11,463                  12,247
                   12,223                     11,643                  12,432
                   12,358                     11,771                  12,565
                   12,725                     12,120                  12,913
                   12,589                     11,991                  12,791
                   12,756                     12,150                  12,943
                   12,826                     12,217                  13,026
                   12,894                     12,282                  13,103
                   13,103                     12,481                  13,294
                   13,229                     12,601                  13,431
                   13,209                     12,582                  13,435
                   13,196                     12,569                  13,447
                   13,138                     12,514                  13,387
                   13,351                     12,717                  13,598
                   13,392                     12,756                  13,652
                   13,422                     12,784                  13,686
                   13,638                     12,990                  13,898
                   13,794                     13,139                  14,071
                   13,750                     13,097                  14,071
                   13,792                     13,136                  14,121
                   13,823                     13,167                  14,156
                   14,000                     13,335                  14,324
                   13,892                     13,233                  14,261
                   13,892                     13,233                  14,281
                   13,948                     13,285                  14,317
                   13,842                     13,184                  14,234
                   13,616                     12,970                  14,029
                   13,664                     13,015                  14,080
                   13,529                     12,886                  13,967
                   13,496                     12,855                  13,973
                   13,329                     12,696                  13,822
                   13,434                     12,796                  13,968
                   13,348                     12,714                  13,863
                   13,251                     12,621                  13,802
                   13,432                     12,794                  13,963
                   13,718                     13,067                  14,267
                   13,618                     12,971                  14,183
                   13,505                     12,864                  14,109
                   13,871                     13,212                  14,483
                   14,078                     13,409                  14,684
                   14,331                     13,651                  14,910
                   14,199                     13,525                  14,833
                   14,361                     13,679                  14,994
                   14,522                     13,832                  15,108
                   15,017                     14,304                  15,482
                   15,103                     14,386                  15,635
                   15,194                     14,472                  15,685
                   15,308                     14,580                  15,826
                   14,916                     14,207                  15,655
                   15,114                     14,396                  15,824
                   15,279                     14,553                  15,930
                   15,665                     14,921                  16,166
                   16,054                     15,291                  16,433
                   15,895                     15,140                  16,377
                   16,183                     15,414                  16,572
                   15,833                     15,081                  16,433
                   15,588                     14,847                  16,276
                   15,887                     15,132                  16,558
                   16,133                     15,367                  16,757
                   15,693                     14,947                  16,428
                   16,077                     15,314                  16,749
                   16,172                     15,404                  16,851
                   16,358                     15,581                  17,029
                   16,546                     15,760                  17,249
                   16,717                     15,923                  17,456
                   17,126                     16,313                  17,838
                   16,707                     15,913                  17,542
                   16,596                     15,808                  17,469
                   17,068                     16,257                  17,837
                   16,906                     16,103                  17,793
                   17,288                     16,466                  18,042
                   17,237                     16,419                  18,053
                   17,448                     16,619                  18,172
                   18,057                     17,199                  18,597
                   17,885                     17,036                  18,519
                   16,952                     16,146                  17,871
                   17,124                     16,311                  18,005
                   17,777                     16,933                  18,534
                   17,604                     16,768                  18,441
                   17,858                     17,010                  18,633
                   18,001                     17,146                  18,788
                   18,082                     17,223                  18,895
                   18,424                     17,548                  19,178
                   18,230                     17,364                  19,111
                   17,656                     16,817                  18,658
                   17,582                     16,747                  18,591
06/2004            17,658                     16,827                  18,660


The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment grade, tax exempt bonds with a maturity of at least one year. Unlike mutual funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 06/30/04 (%)
-------------------------------------------------------------------------------------------------------------------
   Share class                   A                         B                         C                       Z
-------------------------------------------------------------------------------------------------------------------
   Inception                 11/01/02                  11/01/02                  11/01/02                02/23/77
-------------------------------------------------------------------------------------------------------------------
   Sales charge           without   with           without  with              without  with               without
-------------------------------------------------------------------------------------------------------------------
   1-year                 -1.20    -5.90            -1.94   -6.60              -1.65   -2.58              -1.02
-------------------------------------------------------------------------------------------------------------------
   5-year                  5.34     4.33             5.08    4.76               5.19    5.19               5.41
-------------------------------------------------------------------------------------------------------------------
   10-year                 5.85     5.34             5.72    5.72               5.77    5.77               5.89
-------------------------------------------------------------------------------------------------------------------

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, maximum CDSC of 5.00% for class B shares and 1.00% for class C shares for the first year only.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, class B and class C are newer classes of shares. Their performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, class B and class C shares were initially offered on November 1, 2002, and class Z shares were initially offered on February 23, 1977.

ECONOMIC UPDATE
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

The US economy staged a solid recovery during the 12-month period that began July 1, 2003 and ended June 30, 2004. The growth rate for the US gross domestic product (GDP) averaged more than 4.5% during the period--on par with the highest annualized pace it has experienced in two decades.

Although consumer confidence wavered when the number of new jobs was well below expectations in January and February 2004, it moved generally higher throughout the period. Consumers continued to account for most of the economy's gains. Consumer spending rose as a sizeable package of tax cuts (implemented in 2003) gave disposable income a boost. As a result, retail sales and the housing market showed steady gains. Low interest rates fueled mortgage refinancing activity, which tapered off in the final quarter of the 12-month period. Relatively low mortgage rates provided an additional boost to the housing market.

After months of disappointing reports on the number and quality of new jobs added to the labor market, doubts surfaced early in 2004 about the economy's ability to sustain its forward momentum. However, these concerns dissipated when more than a million new jobs were added between March and June. With the last remaining weak spot in the recovery--the employment picture--on the mend, the economy appeared to be on solid ground.

The business sector also bounced back during the period. Industrial production turned higher in September 2003, and factories utilized more of their capacity as the period wore on. Business spending on technology rose. In 2004, spending on capital equipment also picked up.

BONDS REFLECTED THE ECONOMIC NEWS
The US bond market began the period with respectable gains, as yields drifted generally lower for the first seven months of the period. However, yields rose sharply and bonds gave back nearly all of their early gains as the economy strengthened and the employment picture brightened. Investors began to anticipate a shift in the Federal Reserve Board's policy on the key short-term interest rates it controls. On the last day of the period, the Fed raised the federal funds rate from 1.00% to 1.25%. In this environment, the Lehman Brothers Aggregate Bond Index, a broad measure of investment grade bond market performance, returned 0.32%.

The strong economy was more good news than bad for the high yield bond sector, which historically has been less vulnerable to the threat of higher interest rates than other fixed income sectors. High yield bonds led the fixed income markets. However, most of the sector's gains came in the first half of the period.

US STOCKS OUTPERFORMED BONDS
The US stock market snapped a three-year losing streak in 2003. However, stocks gave back some of their gains in 2004. Concerns about geopolitical factors, higher interest rates and the impact of the forthcoming presidential election sidelined investors as the period wore on. The S&P 500 Index returned 19.11% during this reporting period. Late in the period, the market's leadership passed from small cap stocks, which were strong performers early in the period, to large cap stocks. Value stocks edged out growth stocks. But as the stock market lost ground near the end of the period, growth stocks generally held up better than value stocks.



[SIDE BAR DATA]:

Summary

For the 12-month period ended June 30, 2004

o The investment grade bond market eked out a positive return as interest rates soared in April and May before settling back somewhat in June. The Lehman Brothers Aggregate Bond Index returned 0.32%. High yield bonds, which can be less sensitive to changing interest rates, fared better. The Merrill Lynch US High Yield, Cash Pay Index returned 9.97%.

[2 arrows pointing up]:

          Lehman Index               Merrill Lynch Index
              0.32%                         9.97%


o As the economy strengthened and corporations reported higher profits, stock prices rose for all segments of the stock market, as measured by the S&P 500 Index and the broader Russell 3000 Index. But many sectors retreated in the final months of the period as interest rates moved higher.

[2 arrows pointing up]:

          S&P 500 Index              Russell 3000 Index
             19.11%                       20.46%


The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues. The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks. The Russell 3000 Index is an unmanaged index that tracks the performance of the 3,000 largest US companies based on total market capitalization.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

For the 12-month period ended June 30, 2004, Columbia Managed Municipals Fund class A shares returned negative 1.20% without sales charge. The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 0.76% for the same period. The fund also underperformed the 0.32% average return of the Lipper General Municipal Debt Fund Category.1

The fund's duration, which we believe was longer than that of its peers, detracted from performance as municipal bond yields rose and their prices fell. Duration measures the fund's sensitivity to a given change in interest rates. Typically, we shorten duration when we expect interest rates to rise and lengthen duration when we expect rates to fall. If we are right in our duration call, it can help performance. However, our longer duration hurt the fund because interest rates rose sharply, and unexpectedly, near the end of the period.

The fund's returns also were hindered by its positions in non-callable bonds, including zero-coupon bonds. Prices of these securities are very sensitive to changes in interest rates. They performed well when interest rates were steady or declining. However, when signs of economic recovery began to appear, particularly in March and April, causing interest rates to rise, these securities underperformed.

MIXED SIGNALS LED TO VOLATILITY IN BOND MARKETS
The fixed income markets experienced extraordinary volatility over the 12-month reporting period. At the beginning of the period, consumer confidence and spending generally increased, while businesses increased their capital spending. These developments raised concerns about inflation early in the summer of 2003. As a result, yields on municipal and Treasury securities rose and their prices fell, because yields and prices tend to move in the opposite direction. But early in 2004, faced with uncertainty about job creation and lower expectations for inflation, yields declined. Then, when the Labor Department reported that the pace of new job creation had picked up, bond yields rose dramatically in anticipation of sharply higher short-term interest rates. As expected, the Federal Reserve Board raised a key short-term interest rate to 1.25% from 1.00%. We believe that subsequent Fed interest rate increases will be gradual, and that the Fed will closely monitor the economy's sensitivity to rate increases for signs of slower growth.

HIGH YIELD BONDS MADE POSITIVE CONTRIBUTION TO FUND
The fund's investment in high yield bonds contributed positively to performance. Historically, high yield bonds have been less sensitive to interest rate changes than higher-quality bonds, and tend to outperform during periods of economic growth. This pattern was repeated during the period. The improving economy also helped the fund's utility

  1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.



[SIDE BAR DATA]:



Net asset value per share
as of 06/30/04 ($)
-----------------------------------
   Class A                     8.74
-----------------------------------
   Class B                     8.74
-----------------------------------
   Class C                     8.74
-----------------------------------
   Class Z                     8.74
-----------------------------------



Distributions declared per share
as of 07/01/03 - 06/30/04 ($)
-----------------------------------
   CLASS A                     0.53
-----------------------------------
   CLASS B                     0.46
-----------------------------------
   CLASS C                     0.49
-----------------------------------
   CLASS Z                     0.55
-----------------------------------



SEC yields as of 06/30/04 (%)
-----------------------------------
   Class A                     3.69
-----------------------------------
   Class B                     3.13
-----------------------------------
   Class C                     3.43
-----------------------------------
   Class Z                     4.11
-----------------------------------

The 30-day SEC yields reflect the portfolio earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields
as of 06/30/04 (%)
-----------------------------------
   Class A                     5.68
-----------------------------------
   Class B                     4.82
-----------------------------------
   Class C                     5.28
-----------------------------------
   Class Z                     6.32
-----------------------------------

Taxable-equivalent SEC yields are based on the maximum effective 35% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

holdings. In addition, the fund's investments in hospitals and continuing care retirement communities performed well.

GRADUAL RECOVERY WITH A POSSIBLE INCREASE IN SHORT-TERM RATES
Yields in the fixed income markets rose substantially in April and May after strong payroll data was released. This fueled the market's expectation that short-term rates could increase a total of one and one-half percentage points by year end. Although we believe that the Federal Reserve Board will increase short-term rates this year, we also think it likely that the increase will be more gradual than the market's consensus view. Therefore, we believe the dramatic rise in yields was exaggerated. Given our outlook, we plan to continue to focus on bonds with good call protection that mature in the intermediate range. We think this maturity range offers good risk/reward potential for the fund. However, if inflationary pressures become stronger or economic growth accelerates we may change our outlook.

[PHOTO OF Kimberly A. Campbell]

Kimberly A. Campbell has been the portfolio manager of Columbia Managed Municipals Fund since December 2001. In addition to serving as portfolio manager of the fund, Ms. Campbell was chief trader for municipal investments of Columbia Management Advisors, Inc. or its predecessors since 1995.

/s/ Kimberly A. Campbell

Tax-exempt investing offers current tax-free income, but it also involves certain risks. Investing in high yield bonds involves greater risk of loss due to credit deterioration than higher-quality bonds. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. The manager seeks to identify opportunities and attempts to react quickly to market changes.



[SIDE BAR DATA]:

We expect interest rates to stay relatively low, based on our belief that the economy will continue to recover gradually and inflationary pressures will remain muted.


INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund

Municipal Bonds - 96.0%
EDUCATION - 4.8%
Education - 4.0%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
 CA State Educational Facilities Authority        Loyola Marymount University, Series 2001 A,
                                                      (a) 10/01/20                                      1,000,000       428,691
                                                  -----------------------------------------------------------------------------
MA State College Building Authority Project       Series 1994 A:
                                                      7.500% 05/01/11                                   1,500,000     1,838,355
                                                      7.500% 05/01/14                                   3,500,000     4,400,340
                                                  -----------------------------------------------------------------------------
  MA State Health & Educational Facilities        Mass Institute of Technology, Series 2002 K,
                                 Authority            5.500% 07/01/22                                   1,000,000     1,106,770
                                                  -----------------------------------------------------------------------------
    OH State Higher Educational Facilities        Case Western Reserve University, Series 1994,
                                   Revenue            6.250% 10/01/17                                   4,340,000     5,129,837
                                                  -----------------------------------------------------------------------------
       VA State College Building Authority        Washington and Lee University, Series 2001,
                                                      5.375% 01/01/21                                   2,000,000     2,175,440
                                                  -----------------------------------------------------------------------------
                       WV State University        Series 2000 A,
                                                      (a) 04/01/18                                      3,800,000     1,908,702
                                                  -----------------------------------------------------------------------------
                                                                                                  Education Total    16,988,135

Student Loan - 0.8%
------------------------------------------        -----------------------------------------------------------------------------
 ME State Educational Loan Marketing Corp.        Series 1994 B-1, AMT,
                                                      6.500% 11/01/09                                   3,000,000     3,271,050
                                                  -----------------------------------------------------------------------------
                                                                                               Student Loan Total     3,271,050
                                                                                                                     ----------
                                                                                                  EDUCATION TOTAL    20,259,185

HEALTH CARE - 8.2%
Congregate Care Retirement - 0.7%
------------------------------------------        -----------------------------------------------------------------------------
      FL Capital Project Finance Authority        Glenridge on Palmer Ranch, Series 2002 A,
                                                      8.000% 06/01/32                                     500,000       493,190
                                                  -----------------------------------------------------------------------------
   HI State Department of Budget & Finance        Kahala Nui Project, Series 2003 A,
                                                      7.875% 11/15/23                                   1,000,000       992,930
                                                  -----------------------------------------------------------------------------
 OH Hamilton County Health Care Facilities        Twin Towers, Series 1998 A,
                                   Revenue            5.125% 10/01/18                                     500,000       468,675
                                                  -----------------------------------------------------------------------------
                  TN Shelby County Health,        Germantown Village, Series 2003 A,
    Educational & Housing Facilities Board            7.250% 12/01/34                                   1,000,000       972,280
                                                  -----------------------------------------------------------------------------
                                                                                 Congregate Care Retirement Total     2,927,075

Health Services - 0.5%
------------------------------------------        -----------------------------------------------------------------------------
       MA State Development Finance Agency        Boston Biomedical Research Institute,
                                                  Series 1999,
                                                      5.650% 02/01/19                                     310,000       292,773
                                                  -----------------------------------------------------------------------------
  WI State Health & Educational Facilities        Marshfield Clinic, Series 1999,
                                 Authority            6.250% 02/15/29                                   1,600,000     1,720,000
                                                  -----------------------------------------------------------------------------
                                                                                            Health Services Total     2,012,773




See notes to investment portfolio.

6


--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - 6.6%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
   CA ABAG Finance Authority for Nonprofit        San Diego Hospital Association,
                                    Corps.        Series 2003 C,
                                                      5.375% 03/01/20                                   1,320,000     1,298,629
                                                  -----------------------------------------------------------------------------
               CA State Health Facilities         Catholic Healthcare West, Series 2004 G,
               Financing Authority Revenue            5.250% 07/01/23                                     500,000       473,535
                                                  -----------------------------------------------------------------------------
                   FL Hillsborough County         Tampa General Hospital Project,
          Industrial Development Authority        Series 2003 A:
                                                      5.000% 10/01/18                                     825,000       818,301
                                                      5.250% 10/01/24                                     800,000       772,840
                                                  -----------------------------------------------------------------------------
        FL West Orange Healthcare District        Series 2001 A,
                                                      5.650% 02/01/22                                   1,050,000     1,051,229
                                                  -----------------------------------------------------------------------------
    IL State Development Finance Authority        Adventist Health System, Series 1999,
                                                      5.500% 11/15/20                                   1,650,000     1,670,823
                                                  -----------------------------------------------------------------------------
      IL State Health Facilities Authority        Swedish American Hospital, Series 2000,
                                                      6.875% 11/15/30                                   1,000,000     1,087,210
                                                  -----------------------------------------------------------------------------
      LA State Public Facilities Authority        Touro Infirmary, Series 1999 A,
                                                      5.625% 08/15/29                                   1,240,000     1,219,441
                                                  -----------------------------------------------------------------------------
  MA State Health & Educational Facilities        Massachusetts General Hospital, Series 1992 F,
                                 Authority            6.250% 07/01/12                                   5,750,000     6,493,303
                                                  South Shore Hospital, Series 1999 F:
                                                      5.625% 07/01/19                                   1,000,000     1,029,400
                                                      5.750% 07/01/29                                   2,500,000     2,525,800
                                                  -----------------------------------------------------------------------------
  MD State Health & Educational Facilities        University of Maryland Medical System,
                                 Authority        Series 2000,
                                                      6.750% 07/01/30                                     500,000       559,915
                                                  -----------------------------------------------------------------------------
  MO State Health & Educational Facilities        Lake Regional Health Systems, Series 2003,
                                 Authority            5.600% 02/15/25                                     625,000       625,412
                                                  -----------------------------------------------------------------------------
                                  MS State        University of Mississippi Medical Center,
                                                  Series 1998 B,
                                                      5.500% 12/01/23                                   1,000,000     1,085,090
                                                  -----------------------------------------------------------------------------
            NM Farmington Hospital Revenue        San Juan Regulated Medical Center,
                                                  Series 2004 A,
                                                      5.000% 06/01/23                                     500,000       475,320
                                                  -----------------------------------------------------------------------------
NV Henderson Health Care Facilities Revenue       Catholic Healthcare West, Series 1999 A,
                                                      6.750% 07/01/20                                   1,000,000     1,068,280
                                                  -----------------------------------------------------------------------------
  NY State Dormitory Authorization Revenue        Memorial Sloan-Kettering Cancer Center,
                                                  Series 2003-1,
                                                      (a) 07/01/25                                        600,000       200,400
                                                  -----------------------------------------------------------------------------
OH Highland County Joint Township Hospital        Series 1999,
                                  District            6.750% 12/01/29                                     480,000       445,315
                                                  -----------------------------------------------------------------------------
OH Miami County Hospital Facilities Revenue       Upper Valley Medical Center, Series 1996 C,
                                                      6.000% 05/15/06                                     525,000       549,969
                                                  -----------------------------------------------------------------------------
    OK State Development Finance Authority        Duncan Regional Hospital, Series 2003 A,
                                                      5.125% 12/01/23                                   1,000,000       963,630



See notes to investment portfolio.

7

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
        TN Knox County Health, Educational        East Tennessee Hospital, Series 2003 B,
            & Housing Facilities Authority            5.750% 07/01/33                                     750,000       750,000
                                                  -----------------------------------------------------------------------------
      VA Prince William County, Industrial        Potomac Hospital Corp., Series 2003,
                     Development Authority            5.200% 10/01/26                                   1,000,000       979,260
                                                  -----------------------------------------------------------------------------
  WI State Health & Educational Facilities        Aurora Health Care, Series 2003,
                                 Authority            6.400% 04/15/33                                   1,075,000     1,107,777
                                                  Wheaton Franciscan Services, Series 2002,
                                                      5.750% 08/15/30                                     900,000       915,219
                                                                                                  Hospitals Total    28,166,098
Intermediate Care Facilities - 0.4%
------------------------------------------        -----------------------------------------------------------------------------
      IN State Health Facilities Financing        Hoosier Care, Inc., Series 1999 A,
                                 Authority            7.125% 06/01/34                                   2,405,000     1,954,543
                                                  -----------------------------------------------------------------------------
                                                                               Intermediate Care Facilities Total     1,954,543
                                                                                                                     ----------
                                                                                                HEALTH CARE TOTAL    35,060,489

HOUSING - 1.6%
Assisted Living/Senior - 0.2%
------------------------------------------        -----------------------------------------------------------------------------
NY Suffolk County Industrial Development Agency   Gurwin Jewish-Phase II, Series 2004,
                                                      6.700% 05/01/39                                     900,000       902,007
                                                  -----------------------------------------------------------------------------
                                                                                     Assisted Living/Senior Total       902,007

Multi-Family - 0.9%
------------------------------------------        -----------------------------------------------------------------------------
FL Broward County Housing Finance Authority       Chaves Lake Apartment Project, Series 2000 A, AMT,
                                                      7.500% 07/01/40                                   1,500,000     1,470,600
                                                  -----------------------------------------------------------------------------
  FL Clay County Housing Finance Authority        Madison Commons Apartments, Series 2000 A, AMT,
                                                      7.450% 07/01/40                                     730,000       720,094
                                                  -----------------------------------------------------------------------------
FL Orange County Housing Finance Authority        Palms at Brentwood Apartments, Series 1998 K,
                                                      6.500% 12/01/34                                   1,925,000     1,541,675
                                                  -----------------------------------------------------------------------------
                                                                                               Multi-Family Total     3,732,369

Single Family - 0.5%
------------------------------------------        -----------------------------------------------------------------------------
       NM State Mortgage Finance Authority        Series 2000 A-2, AMT,
                                                      7.100% 09/01/30                                     735,000       754,345
                                                  -----------------------------------------------------------------------------
                 NV State Housing Division        Series 1991 A-2, AMT,
                                                      7.750% 04/01/22                                     315,000       315,466
                                                  -----------------------------------------------------------------------------
                 OH Housing Finance Agency        Series 1994 B-2, AMT,
                                                      6.700% 03/01/25                                      60,000        61,303
                                                  Series 1997 A-1, AMT,
                                                      6.050% 09/01/17                                     565,000       590,589
                                                  -----------------------------------------------------------------------------
 RI State Housing & Mortgage Finance Corp.        Series 1988, AMT,
                                                      7.550% 10/01/22                                     515,000       515,494
                                                  -----------------------------------------------------------------------------
                                                                                              Single Family Total     2,237,197
                                                                                                                     ----------
                                                                                                    HOUSING TOTAL     6,871,573



See notes to investment portfolio.

8

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
INDUSTRIAL - 4.8%
Food Products - 2.8%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
     GA Cartersville Development Authority        Anheuser Busch Companies, Inc.,
                                                  Series 1989 A, AMT,
                                                      7.375% 05/01/09 (c)                               9,000,000    10,430,550
                                                  -----------------------------------------------------------------------------
                   MI State Strategic Fund        Michigan Sugar Co., Carollton Project:
                                                  Series 1998 B,
                                                      6.450% 11/01/25 (d)                                 700,000       601,349
                                                  Series 1998 C, AMT,
                                                      6.550% 11/01/25 (d)                                 800,000       695,512
                                                  -----------------------------------------------------------------------------
                                                                                              Food Products Total    11,727,411

Forest Products - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
          FL Escambia County Environmental        Series 2003 A, AMT,
                       Improvement Revenue            5.750% 11/01/27                                     550,000       534,479
                                                  -----------------------------------------------------------------------------
   WA Port Longview Industrial Development        Weyerhaeuser Corp., Series 1992, AMT,
                                     Corp.            6.875% 10/01/08                                   4,750,000     5,273,925
                                                  -----------------------------------------------------------------------------
                                                                                            Forest Products Total     5,808,404

Manufacturing - 0.2%
------------------------------------------        -----------------------------------------------------------------------------
        MO State Development Finance Board        Procter & Gamble Co., Series 1999, AMT,
                                                      5.200% 03/15/29                                   1,000,000       998,540
                                                  -----------------------------------------------------------------------------
                                                                                              Manufacturing Total       998,540

Oil & Gas - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
     NJ Middlesex County Pollution Control        Amerada Hess Corp., Series 2004,
                                                      6.050% 09/15/34 (e)                                 240,000       242,834
                                                  -----------------------------------------------------------------------------
               VI Public Finance Authority        Hovensa Refinery, Series 2003, AMT,
                                                      6.125% 07/01/22                                     875,000       902,318
                                                  -----------------------------------------------------------------------------
                                                                                                  Oil & Gas Total     1,145,152

Other Industrial Development Bonds - 0.1%
------------------------------------------        -----------------------------------------------------------------------------
   MI State Strategic Fund Obligation Ltd.        NSF International Project, Series 2004,
                                                      5.250% 08/01/26                                     600,000       585,420
                                                  -----------------------------------------------------------------------------
                                                                         Other Industrial Development Bonds Total       585,420
                                                                                                                     ----------
                                                                                                 INDUSTRIAL TOTAL    20,264,927

OTHER - 13.6%
Refunded/Escrowed (f) - 13.3%
------------------------------------------        -----------------------------------------------------------------------------
        CA Foothill/Eastern Transportation        Series 1995 A,
                           Corridor Agency            (a) 01/01/18                                     10,000,000     5,140,100
                                                  -----------------------------------------------------------------------------
       CA Southern California Public Power        Southern Transmission Project, Series 1988 A,
                                 Authority            (a) 07/01/14                                      8,155,000     5,232,900
                                                  -----------------------------------------------------------------------------
  FL Jacksonville Transportation Authority        Series 1985,
                                                      9.200% 01/01/15                                   2,000,000     2,722,920
                                                  -----------------------------------------------------------------------------
                          GA Fulton County        Series 1992,
                                                      6.375% 01/01/14                                  13,270,000    15,499,493




See notes to investment portfolio.

9

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
OTHER - (continued)
Refunded/Escrowed (f) - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
     GA State Municipal Electric Authority        Series 1991,
                                                      6.600% 01/01/18                                   3,600,000     4,318,380
                                                  -----------------------------------------------------------------------------
      ID State Health Facilities Authority        Intermountain Health Care Hospitals, Inc.,
                                   Revenue        Series 1992,
                                                      6.650% 02/15/21                                   1,200,000     1,477,896
                                                  -----------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority       Series 1996 A,
                                                      (a) 06/15/12                                      2,655,000     1,921,981
                                                  -----------------------------------------------------------------------------
         NC Eastern Municipal Power Agency        Series 1991 A,
                                                      6.500% 01/01/18                                   4,315,000     5,259,856
                                                  -----------------------------------------------------------------------------
   NY Triborough Bridge & Tunnel Authority        Series 1992 Y,
                                                      6.125% 01/01/21                                   5,500,000     6,441,380
                                                  -----------------------------------------------------------------------------
OH Cleveland-Cuyahoga County Port Authority       Oglebay Northern Co. Project, Series 1997-1, AMT,
                                                      6.000% 03/01/07                                     160,000       170,357
                                                  -----------------------------------------------------------------------------
               OH Hilliard School District        Series 1995 A,
                                                      (a) 12/01/12                                      2,505,000     1,754,001
                                                  -----------------------------------------------------------------------------
      OH State Water Development Authority        Series 1990-1,
                                                      6.000% 12/01/16                                   1,000,000     1,131,580
                                                  -----------------------------------------------------------------------------
    SC Calhoun County Solid Waste Disposal        Eastman Kodak Co., Series 1992, AMT,
                                Facilities            6.750% 05/01/17                                   3,000,000     3,626,310
                                                  -----------------------------------------------------------------------------
           TX State Municipal Power Agency        Series 1989,
                                                      (a) 09/01/08                                         75,000        65,486
                                                  -----------------------------------------------------------------------------
       WV State Hospital Finance Authority        Charlestown Area Medical Center,
                                                  Series 2000 A,
                                                      6.750% 09/01/30                                   1,610,000     1,912,664
                                                  -----------------------------------------------------------------------------
                                                                                          Refunded/Escrowed Total    56,675,304

Tobacco - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
     NJ Tobacco Settlement Financing Corp.        Series 2003,
                                                      6.750% 06/01/39                                   1,415,000     1,260,510
                                                  -----------------------------------------------------------------------------
                                                                                                    Tobacco Total     1,260,510
                                                                                                                     ----------
                                                                                                      OTHER TOTAL    57,935,814
OTHER REVENUE - 0.7%
Recreation - 0.5%
------------------------------------------        -----------------------------------------------------------------------------
    CA Agua Caliente Band Cahuilla Indians        Series 2003,
                                                      6.000% 07/01/18                                     350,000       345,055
                                                  -----------------------------------------------------------------------------
                   FL Capital Trust Agency        Seminole Tribe Convention Center, Series 2002 A,
                                                      10.000% 10/01/33 (b)                              1,500,000     1,805,265
                                                  -----------------------------------------------------------------------------
                                                                                                 Recreation Total     2,150,320

Retail - 0.2%
------------------------------------------        -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Glimcher Properties L.P. Project, Series 1998, AMT,
                                                      6.000% 11/01/28                                     850,000       849,558



See notes to investment portfolio.

10

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
OTHER REVENUE - (continued)
Retail - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                            OH Lake County        North Madison Properties, Ltd. Project,
                                                  Series 1993,
                                                      8.819% 09/01/11 (d)                                 175,000       172,107
                                                  -----------------------------------------------------------------------------
                                                                                                     Retail Total     1,021,665
                                                                                                                     ----------
                                                                                              OTHER REVENUE TOTAL     3,171,985

RESOURCE RECOVERY - 0.4%
Disposal - 0.4%
------------------------------------------        -----------------------------------------------------------------------------
          IL Development Finance Authority        Waste Management, Inc., Series 1997, AMT,
                                                      5.050% 01/01/10                                     500,000       511,070
                                                  -----------------------------------------------------------------------------
                   MI State Strategic Fund        United Waste Systems, Inc., Series 1995, AMT,
                                                      5.200% 04/01/10                                     500,000       514,975
                                                  -----------------------------------------------------------------------------
NV State Department of Business & Industry        Republic Services, Inc. Project, Series 2003, AMT,
                                                      5.625% 12/01/26                                     500,000       508,190
                                                  -----------------------------------------------------------------------------
                                                                                                   Disposal Total     1,534,235
                                                                                                                     ----------
                                                                                          RESOURCE RECOVERY TOTAL     1,534,235

TAX-BACKED - 31.7%
Local Appropriated - 2.3%
------------------------------------------        -----------------------------------------------------------------------------
                  CA San Bernardino County        Series 2002 A,
                                                      5.000% 07/01/15                                   2,210,000     2,348,479
                                                  -----------------------------------------------------------------------------
             IL Chicago Board of Education        Series 1992 A,
                                                      6.000% 01/01/16                                   5,000,000     5,735,600
                                                  -----------------------------------------------------------------------------
      IN Crown Point School Building Corp.        Series 2000:
                                                      (a) 01/15/18                                      1,550,000       784,749
                                                      (a) 01/15/19                                      1,665,000       792,607
                                                  -----------------------------------------------------------------------------
                                                                                         Local Appropriated Total     9,661,435

Local General Obligations - 13.2%
------------------------------------------        -----------------------------------------------------------------------------
                    AK North Slope Borough        Series 1999 A,
                                                      (a) 06/30/10                                      2,515,000     1,991,251
                                                  Series 2000 B,
                                                      (a) 06/30/10                                      2,000,000     1,585,640
                                                  Series 2001 A,
                                                      (a) 06/30/12                                      5,000,000     3,547,850
                                                  -----------------------------------------------------------------------------
 CA Golden West School Financing Authority        Series 1999 A,
                                                      (a) 08/01/15                                      1,500,000       886,575
                                                  -----------------------------------------------------------------------------
    CA Los Angeles Unified School District        Series 2002,
                                                      5.750% 07/01/16                                     400,000       455,148
                                                  -----------------------------------------------------------------------------
       CA Union Elementary School District        Series 1999 A,
                                                      (a) 09/01/17                                      2,300,000     1,195,632
                                                  -----------------------------------------------------------------------------
      CA Yuba City Unified School District        Series 2000,
                                                      (a) 09/01/18                                      1,160,000       566,695
                                                  -----------------------------------------------------------------------------
       CA West Contra Costa Unified School        Series 2001 B,
                                  District            6.000% 08/01/24                                     465,000       535,080




See notes to investment portfolio.

11

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
TAX-BACKED - (continued)
Local General Obligations - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                       IL Champaign County        Series 1999,
                                                      8.250% 01/01/20                                   1,015,000     1,396,884
                                                  -----------------------------------------------------------------------------
             IL Chicago Board of Education        Series 1996,
                                                      6.250% 12/01/12                                   2,500,000     2,917,700
                                                  Series 1998 B-1:
                                                      (a) 12/01/21                                      1,500,000       595,335
                                                      (a) 12/01/23                                      2,500,000       866,250
                                                  -----------------------------------------------------------------------------
     IL Chicago Emergency Telephone System        Series 1999,
                                                      5.500% 01/01/23                                   2,250,000     2,450,385
                                                  -----------------------------------------------------------------------------
    IL Coles & Cumberland Counties Unified        Series 2000,
                   School District No. 001            (a) 12/01/13                                      3,120,000     2,057,359
                                                  -----------------------------------------------------------------------------
    IL Cook County School District No. 102        Series 2001,
                                                      (a) 12/01/20                                      3,065,000     1,300,510
                                                  -----------------------------------------------------------------------------
      IL Will County Community Unit School        Valley View, Series 1999 B,
                          District No. 365            (a) 11/01/18                                      1,900,000       919,144
                                                  -----------------------------------------------------------------------------
IL Will County Forest Preservation District       Series 1999,
                                                      (a) 12/01/16                                      1,000,000       546,150
                                                  -----------------------------------------------------------------------------
                            LA New Orleans        Series 1991,
                                                      (a) 09/01/12                                      6,250,000     4,411,500
                                                  -----------------------------------------------------------------------------
   MO Springfield School District No. R-12        Series 1991 B,
                                                      9.500% 03/01/07                                     600,000       704,682
                                                  -----------------------------------------------------------------------------
                                  NE Omaha        Omaha Convention Center Arena, Series 2004,
                                                      5.250% 04/01/23                                   1,000,000     1,067,980
                                                  -----------------------------------------------------------------------------
  OH Adams County Ohio Valley Local School        Series 1995,
                                  District            7.000% 12/01/15                                   3,000,000     3,683,250
                                                  -----------------------------------------------------------------------------
      OH Beavercreek Local School District        Series 1996,
                                                      6.600% 12/01/15                                   2,500,000     3,009,425
                                                  -----------------------------------------------------------------------------
      OH Crooksville Exempt Village School        Series 1986,
                                  District            7.375% 12/01/07                                      25,000        28,184
                                                  -----------------------------------------------------------------------------
                        OH Cuyahoga County        Series 1993 A,
                                                      (a) 10/01/12                                      1,000,000       707,730
                                                  -----------------------------------------------------------------------------
            OH Dublin City School District        Series 1997,
                                                      (a) 12/01/11                                        900,000       667,593
                                                  -----------------------------------------------------------------------------
  OH Eastern Local School District Brown          Series 1995,
                       & Highland Counties            6.250% 12/01/17                                   1,160,000     1,367,930
                                                  -----------------------------------------------------------------------------
 OH Gahanna-Jefferson City School District        Series 1993,
                                                      (a) 12/01/11                                        795,000       590,136
                                                  -----------------------------------------------------------------------------
               OH Hilliard School District        Series 2000,
                                                      5.750% 12/01/24                                   1,000,000     1,072,570
                                                  -----------------------------------------------------------------------------
            OH Kings Local School District        Series 1995,
                                                      7.500% 12/01/16                                   2,110,000     2,678,075
                                                  -----------------------------------------------------------------------------
           OH Lakota Local School District        Series 2001,
                                                      5.500% 12/01/18                                   1,460,000     1,631,740




See notes to investment portfolio.

12

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
TAX-BACKED - (continued)
Local General Obligations - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
         OH Massillon City School District        Series 2002:
                                                      (a) 12/01/09                                        900,000       740,817
                                                      (a) 12/01/11                                      1,000,000       742,310
                                                  -----------------------------------------------------------------------------
           OH Monroe Local School District        Series 2002,
                                                      5.750% 12/01/19                                   1,195,000     1,365,503
                                                  -----------------------------------------------------------------------------
       OH North Fork Local School District        Series 2001,
                                                      5.750% 12/01/17                                     510,000       583,103
                                                  -----------------------------------------------------------------------------
        OH Northwest Local School District        Series 1998,
                                                      6.000% 12/01/13                                   1,030,000     1,190,927
                                                  -----------------------------------------------------------------------------
     OH Pickerington Local School District        Series 2001,
                                                      (a) 12/01/16                                      1,340,000       747,090
                                                  -----------------------------------------------------------------------------
            OH Plain Local School District        Series 2000,
                                                      (a) 12/01/27                                      1,315,000       364,031
                                                  -----------------------------------------------------------------------------
   OH River Valley School District, School        Series 2001,
     Facilities Construction & Improvement            5.250% 11/01/23                                     500,000       532,675
                                                  -----------------------------------------------------------------------------
    OH Shaker Heights City School District        Series 1990 A,
                                                      7.100% 12/15/10                                     620,000       705,262
                                                  -----------------------------------------------------------------------------
OH Southwest Licking Local School District        Series 1999,
                                                      5.750% 12/01/16                                     400,000       454,932
                                                  -----------------------------------------------------------------------------
 OH Tri-County North Local School District        Series 1986,
                                                      8.125% 12/01/06                                      75,000        83,917
                                                  -----------------------------------------------------------------------------
                  OH West Chester Township        Series 2002,
                                                      5.750% 12/01/20                                   1,000,000     1,140,200
                                                  -----------------------------------------------------------------------------
   TX Dallas County Flood Control District        Series 2002,
                                                      7.250% 04/01/32                                   1,500,000     1,522,170
                                                  -----------------------------------------------------------------------------
   WA Clark County School District No. 037        Series 2001 C,
                                                      (a) 12/01/20                                      1,150,000       487,956
                                                  -----------------------------------------------------------------------------
                                                                                  Local General Obligations Total    56,095,276

Special Non-Property Tax - 4.0%
------------------------------------------        -----------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority       Series 1996 A:
                                                      (a) 12/15/12                                      8,850,000     6,165,618
                                                      (a) 06/15/12                                      2,345,000     1,650,341
                                                  -----------------------------------------------------------------------------
       MA Massachusetts Bay Transportation        Series 2003 A,
                                 Authority            5.250% 07/01/19                                   1,200,000     1,300,152
                                                  -----------------------------------------------------------------------------
                                  MA State        Series 2002 A,
                                                      5.500% 06/01/15                                   1,000,000     1,111,030
                                                  -----------------------------------------------------------------------------
                       MI State Trunk Line        Series 2004,
                                                      5.000% 11/01/19                                   1,000,000     1,058,320
                                                  -----------------------------------------------------------------------------
NY State Local Government Assistance Corp.        Series 1993 E,
                                                      5.000% 04/01/21                                   1,000,000     1,041,540
                                                  -----------------------------------------------------------------------------
      OH Hamilton County Sales Tax Revenue        Series 2000 B,
                                                      (a) 12/01/20                                      2,000,000       874,820




See notes to investment portfolio.

13

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
TAX-BACKED - (continued)
Special Non-Property Tax - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
            PR Commonwealth of Puerto Rico        Highway & Transportation Authority, Series 2003 AA,
                                                      5.500% 07/01/19                                   1,000,000     1,117,530
                                                  Public Building Authority, Series 2002 C,
                                                      5.500% 07/01/15                                   1,000,000     1,095,130
                                                  -----------------------------------------------------------------------------
           WA Central Puget Sound Regional        Series 1998,
                  Transportation Authority            5.250% 02/01/21                                   1,500,000     1,594,230
                                                  -----------------------------------------------------------------------------
                                                                                   Special Non-Property Tax Total    17,008,711

Special Property Tax - 0.6%
------------------------------------------        -----------------------------------------------------------------------------
  CA Huntington Beach Community Facilities        Grand Coast Resort, Series 2001,
                                  District            6.450% 09/01/31                                     500,000       509,630
                                                  -----------------------------------------------------------------------------
         CA Santa Margarita Water District        Series 1999,
                                                      6.250% 09/01/29                                     750,000       761,745
                                                  -----------------------------------------------------------------------------
                FL Double Branch Community        Series 2002 A,
                      Development District            6.700% 05/01/34                                     400,000       419,808
                                                  -----------------------------------------------------------------------------
                  FL Westchester Community        Special Assessment, Series 2003,
                Development District No. 1            6.000% 05/01/23                                     560,000       554,182
                                                  -----------------------------------------------------------------------------
      IL State Sports Facilities Authority        Series 2001,
                                                      (a) 06/15/18                                      1,000,000       501,230
                                                  -----------------------------------------------------------------------------
                                                                                       Special Property Tax Total     2,746,595

State Appropriated - 4.2%
------------------------------------------        -----------------------------------------------------------------------------
               CA State Public Works Board        Coalinga State Hospital, Series 2004 A,
                                                      5.500% 06/01/15                                   1,000,000     1,087,610
                                                  -----------------------------------------------------------------------------
               KY State Turnpike Authority        Series 1992,
                                                      (a) 01/01/10                                      7,500,000     6,083,625
                                                  -----------------------------------------------------------------------------
                                  MI State        Certificate of Participation, Series 2000,
                                                      (a) 06/01/21                                      1,000,000       413,990
                                                  -----------------------------------------------------------------------------
        NJ State Transportation Trust Fund        Series 1999 A:
                                 Authority            5.750% 06/15/18                                   5,000,000     5,614,800
                                                      5.750% 06/15/20                                   1,000,000     1,118,130
                                                  -----------------------------------------------------------------------------
     UT State Building Ownership Authority        Series 1998 C,
                                                      5.500% 05/15/19                                   3,450,000     3,805,177
                                                  -----------------------------------------------------------------------------
                                                                                         State Appropriated Total    18,123,332

State General Obligations - 7.4%
------------------------------------------        -----------------------------------------------------------------------------
                                  CA State        Series 2002,
                                                      5.250% 02/01/23                                   2,000,000     2,067,340
                                                  Series 2004,
                                                      5.000% 02/01/22                                   2,000,000     1,999,920
                                                  -----------------------------------------------------------------------------
       MA Massachusetts Bay Transportation        Series 1992 B,
                                 Authority            6.200% 03/01/16                                   3,825,000     4,453,601
                                                  Series 1994 A:
                                                      7.000% 03/01/14                                   3,150,000     3,818,965
                                                      7.000% 03/01/19                                   2,500,000     3,114,925



See notes to investment portfolio.

14

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
TAX-BACKED - (continued)
State General Obligations - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                  OH State        Series 1992,
                                                      6.100% 08/01/12                                     380,000       439,998
                                                  -----------------------------------------------------------------------------
                                  PA State        Series 1992-2,
                                                      6.250% 07/01/12                                   7,200,000     8,423,712
                                                  -----------------------------------------------------------------------------
            PR Commonwealth of Puerto Rico        Series 1998,
                                                      6.000% 07/01/16                                   2,000,000     2,330,520
                                                  Series 2001 A,
                                                      5.500% 07/01/16                                   4,230,000     4,740,053
                                                  -----------------------------------------------------------------------------
                                                                                  State General Obligations Total    31,389,034
                                                                                                                    -----------
                                                                                                 TAX-BACKED TOTAL   135,024,383

TRANSPORTATION - 5.6%
Air Transportation - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
   IL Chicago O'Hare International Airport        United Airlines, Inc., Series 2000 A, AMT,
                                                      6.750% 11/01/11 (g)                               1,600,000       396,896
                                                  -----------------------------------------------------------------------------
         IN Indianapolis Airport Authority        United Airlines, Inc., Series 1995 A, AMT,
                                                      6.500% 11/15/31 (g)                               1,360,000       279,616
                                                  -----------------------------------------------------------------------------
            KY Kenton County Airport Board        Delta Airlines, Inc., Series 1992 A, AMT,
                                                      7.500% 02/01/20                                   1,000,000       770,370
                                                  -----------------------------------------------------------------------------
    MN Minneapolis & St. Paul Metropolitan        Northwest Airlines:
                       Airports Commission        Series 2001 A, AMT,
                                                      7.000% 04/01/25                                   1,250,000     1,066,388
                                                  Series 2001 B, AMT,
                                                      6.500% 04/01/25                                     500,000       473,135
                                                  -----------------------------------------------------------------------------
NC Charlotte/Douglas International Airport        US Airways, Inc.:
                                                  Series 1998, AMT,
                                                      5.600% 07/01/27                                   1,000,000       534,500
                                                  Series 2000, AMT,
                                                      7.750% 02/01/28                                   1,000,000       713,820
                                                  -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Continental Airlines, Inc., Series 1999, AMT,
                                                      6.250% 09/15/29                                   2,000,000     1,451,620
                                                  -----------------------------------------------------------------------------
TN Memphis-Shelby County Airport Authority        Federal Express Corp., Series 2002,
                                                      5.050% 09/01/12                                     500,000       518,355
                                                  -----------------------------------------------------------------------------
                                                                                         Air Transportation Total     6,204,700

Airports - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
           MA State Port Authority Revenue        Series 1999, AMT, IFRN,
                                                      10.680% 07/01/29 (b)(h)                           1,000,000     1,119,380
                                                  -----------------------------------------------------------------------------
                                                                                                   Airports Total     1,119,380

Toll Facilities - 2.0%
------------------------------------------        -----------------------------------------------------------------------------
         CO E-470 Public Highway Authority        Series 2000 B,
                                                      (a) 09/01/18                                      4,600,000     2,244,478
                                                  -----------------------------------------------------------------------------
 MA State Turnpike Authority Metro Highway        Series 1997 C,
                           Systems Revenue            (a) 01/01/20                                      2,000,000       912,000




See notes to investment portfolio.

15

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
TRANSPORTATION - (continued)
Toll Facilities - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
   NY Triborough Bridge & Tunnel Authority        Series 2002 E,
                                                      5.500% 11/15/20                                   2,050,000     2,285,627

                                                  -----------------------------------------------------------------------------
              OH State Turnpike Commission        Series 1998 A,
                                                      5.500% 02/15/17                                   1,690,000     1,878,925

                                                  -----------------------------------------------------------------------------
        VA Richmond Metropolitan Authority        Series 1998,
                                                      5.250% 07/15/22                                   1,100,000     1,175,801
                                                  -----------------------------------------------------------------------------
                                                                                            Toll Facilities Total     8,496,831

Transportation - 1.9%
------------------------------------------        -----------------------------------------------------------------------------
     GA Metropolitan Atlanta Rapid Transit        Series 1992 P,
                                 Authority            6.250% 07/01/20                                   4,000,000     4,673,600
                                                  -----------------------------------------------------------------------------
NV State Department of Business & Industry        Las Vegas Monorail Project, Series 2000:
                                                      7.375% 01/01/30                                     650,000       647,251
                                                      7.375% 01/01/40                                     500,000       491,630
                                                  -----------------------------------------------------------------------------
     OH Toledo-Lucas County Port Authority        CSX Transportation, Inc., Series 1992,
                                                      6.450% 12/15/21                                   2,000,000     2,180,020
                                                  -----------------------------------------------------------------------------
                                                                                             Transportation Total     7,992,501
                                                                                                                     ----------
                                                                                             TRANSPORTATION TOTAL    23,813,412

UTILITY - 24.6%
Independent Power Producers - 0.6%
------------------------------------------        -----------------------------------------------------------------------------
  NY Suffolk County Industrial Development        Nissequogue Cogen Partners, Series 1998, AMT,
                                    Agency            5.500% 01/01/23                                   1,000,000       918,010
                                                  -----------------------------------------------------------------------------
   PA Carbon County Industrial Development        Panther Creek Partners Project, Series 2000, AMT,
                                 Authority            6.650% 05/01/10                                     830,000       888,673
                                                  -----------------------------------------------------------------------------
PR Commonwealth of Puerto Rico Industrial,
      Educational, Medical & Environmental        AES Project, Series 2000, AMT,
                   Cogeneration Facilities        6.625% 06/01/26                                         645,000       667,588
                                                  -----------------------------------------------------------------------------
                                                                                Independent Power Producers Total     2,474,271

Investor Owned - 1.8%
------------------------------------------        -----------------------------------------------------------------------------
                             IN Petersburg        Series 1995 C, AMT,
                                                      5.950% 12/01/29                                   1,500,000     1,527,885
                                                  -----------------------------------------------------------------------------
    IN State Development Finance Authority        Series 1999, AMT,
                                                      5.950% 08/01/30                                   1,000,000     1,004,110
                                                  -----------------------------------------------------------------------------
OH State Air Quality Development Authority        Cleveland Electric Illuminating Co.,
                                                  Series 2002 A,
                                                      6.000% 12/01/13                                     500,000       512,725
                                                  JMG Funding Ltd. Project, Series 1997, AMT,
                                                      5.625% 01/01/23                                   1,000,000     1,030,860
                                                  -----------------------------------------------------------------------------
                 TX Brazos River Authority        Texas Utilities Electric Co. Project:
                                                  Series 1999 B, AMT,
                                                      6.750% 09/01/34                                   2,455,000     2,748,913
                                                  Series 2001 C, AMT,
                                                      5.750% 05/01/36                                     500,000       532,225






See notes to investment portfolio.

16

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
UTILITY - (continued)
Investor Owned - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
          WY Lincoln County, Environmental        Pacificorp Project, Series 1995,
                       Improvement Revenue            4.125% 11/01/25                                     500,000       472,795
                                                  -----------------------------------------------------------------------------
                                                                                             Investor Owned Total     7,829,513

Joint Power Authority - 10.5%
------------------------------------------        -----------------------------------------------------------------------------
     GA State Municipal Electric Authority        Series 1991,
                                                      6.600% 01/01/18                                  17,700,000    21,058,398
                                                  -----------------------------------------------------------------------------
         NC Eastern Municipal Power Agency        Series 1991 A,
                                                      6.500% 01/01/18                                   2,185,000     2,527,368
                                                  Series 1992,
                                                      (a) 01/01/09                                      2,260,000     1,931,396
                                                  Series 1993,
                                                      6.000% 01/01/18                                   7,000,000     8,046,220
                                                  -----------------------------------------------------------------------------
 OH State Municipal Electricity Generation        Series 2001,
                                    Agency            (a) 02/15/29                                      3,000,000       751,740
                                                  -----------------------------------------------------------------------------
       WA State Public Power Supply System        Nuclear Project No. 2, Series 1992 A,
                                                      6.300% 07/01/12                                   3,500,000     4,072,705
                                                  Nuclear Project No. 3, Series 1989 B,
                                                      (a) 07/01/08                                      7,000,000     6,097,070
                                                  -----------------------------------------------------------------------------
                                                                                      Joint Power Authority Total    44,484,897
Municipal Electric - 4.2%
------------------------------------------        -----------------------------------------------------------------------------
 NC University of North Carolina at Chapel        Series 1997,
                                      Hill            (a) 08/01/20                                      1,750,000       768,705
                                                  -----------------------------------------------------------------------------
            NY Long Island Power Authority        Series 2000,
                                                      (a) 06/01/20                                        450,000       206,933
                                                  -----------------------------------------------------------------------------
  OH Cleveland Public Power System Revenue        Series 1994 A,
                                                      (a) 11/15/13                                      2,000,000     1,333,580
                                                  -----------------------------------------------------------------------------
PA Westmoreland County Municipal Authority        Series 2000 A,
                                                      (a) 08/15/23                                      1,400,000       505,316
                                                  -----------------------------------------------------------------------------
   PR Puerto Rico Electric Power Authority        Series 2002 KK,
                                                      5.500% 07/01/16                                   2,000,000     2,241,160
                                                  -----------------------------------------------------------------------------
     SD Heartland Consumers Power District        Series 1992,
                                                      6.000% 01/01/17                                   8,000,000     9,162,720
                                                  -----------------------------------------------------------------------------
    TX Austin Financial Service Department        Series 1998,
                                                      5.250% 05/15/25                                   3,710,000     3,858,548
                                                  -----------------------------------------------------------------------------
                                                                                         Municipal Electric Total    18,076,962

Water & Sewer - 7.5%
------------------------------------------        -----------------------------------------------------------------------------
   DE State Economic Development Authority        General Waterworks Corp., Series 1992 B,
                                                      6.450% 12/01/07                                   1,160,000     1,280,524
                                                  -----------------------------------------------------------------------------
     GA Atlanta Water & Wastewater Revenue        Series 1999 A,
                                                      5.500% 11/01/22                                   3,225,000     3,535,342
                                                  Series 2001 A,
                                                      5.500% 11/01/27                                   1,500,000     1,611,795





See notes to investment portfolio.

17

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Municipal Bonds - (continued)
UTILITY - (continued)
Water & Sewer - (continued)
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                          GA Fulton County        Series 1992,
                                                      6.375% 01/01/14                                     430,000       500,266
                                                  -----------------------------------------------------------------------------
           OH Cleveland Waterworks Revenue        Series 1993,
                                                      5.500% 01/01/21                                   3,000,000     3,284,280
                                                  -----------------------------------------------------------------------------
         OH Lakewood Water Systems Revenue        Series 1995,
                                                      5.850% 07/01/20                                   2,405,000     2,761,229
                                                  -----------------------------------------------------------------------------
      OH State Water Development Authority        Series 1991 B,
                                                      5.500% 06/01/18                                   1,000,000     1,115,770
                                                  -----------------------------------------------------------------------------
              OH Warren Waterworks Revenue        Series 1997,
                                                      5.500% 11/01/15                                     500,000       554,140
                                                  -----------------------------------------------------------------------------
  PA Allegheny County Sanitation Authority        Series 1991 A,
                                                      (a) 06/01/07                                      2,370,000     2,180,992
                                                  -----------------------------------------------------------------------------
  PA Dauphin County Industrial Development        Dauphin Water Supply Co., Series 1992 A, AMT,
                                 Authority            6.900% 06/01/24                                   3,400,000     4,072,622
                                                  -----------------------------------------------------------------------------
   TX Houston Water & Sewer System Revenue        Series 1998,
                                                      (a) 12/01/23                                      3,500,000     1,215,725
                                                  Series 1991 C:
                                                      (a) 12/01/08                                      4,000,000     3,432,240
                                                      (a) 12/01/09                                      4,000,000     3,277,480
                                                      (a) 12/01/10                                      3,750,000     2,923,388
                                                  -----------------------------------------------------------------------------
                                                                                              Water & Sewer Total    31,745,793
                                                                                                                    -----------
                                                                                                    UTILITY TOTAL   104,611,436
                                                  Total Municipal Bonds
                                                  (cost of $376,824,670)                                            408,547,439

Municipal Preferred Stocks - 1.0%
HOUSING - 1.0%
Multi-Family - 1.0%
------------------------------------------        -----------------------------------------------------------------------------
            Charter Mac Equity Issue Trust        AMT,
                                                      6.625% 06/30/09 (b)(h)                            2,000,000     2,175,320
                                                  -----------------------------------------------------------------------------
                      MuniMae Equity Trust        AMT,
                                                      7.750% 06/30/50 (b)(h)                            2,000,000     2,225,980
                                                  -----------------------------------------------------------------------------

                                                  Total Municipal Preferred Stock
                                                  (cost of $4,000,000)                                                4,401,300




See notes to investment portfolio.

18

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Short-Term Obligations - 1.8%
Variable Rate Demand Notes (i) - 1.8%
                                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                      IA Finance Authority        Drake University Project, Series 2001,
                                                      1.130% 07/01/31                                     100,000       100,000
                                                  -----------------------------------------------------------------------------
        IA Higher Education Loan Authority        Loras College, Project, Series 2000,
                                                      1.080% 11/01/30                                   1,000,000     1,000,000
                                                  -----------------------------------------------------------------------------
    IL Health Facilities Authority Revenue        OSF Healthcare System, Series 2002,
                                                      1.100% 11/15/27                                     500,000       500,000
                                                  -----------------------------------------------------------------------------
    IN Health Facility Financing Authority        Fayette Memorial Hospital Association, Inc., Series 2002,
                                                      1.130% 10/01/32                                     500,000       500,000
                                                  -----------------------------------------------------------------------------
                        MN Mankato Revenue        Bethany Lutheran College, Series 2000 B,
                                                      1.130% 11/01/15                                     100,000       100,000
                                                  -----------------------------------------------------------------------------
      MN State Higher Education Facilities        Saint Olaf College, Series 2002 5-M1,
                                 Authority            1.080% 10/01/32                                     500,000       500,000
                                                  -----------------------------------------------------------------------------
  MO State Health & Educational Facilities        Bethesda Health Group of St. Louis, Inc., Series 2001 A,
                                 Authority            1.080% 08/01/31                                     100,000       100,000
                                                  Washington University, Series 2002,
                                                      1.080% 09/01/30                                   1,700,000     1,700,000
                                                  -----------------------------------------------------------------------------
MS Jackson County Pollution Control Revenue       Chevron Corporation:
                                                  Series 1992,
                                                      1.050% 12/01/16                                   1,600,000     1,600,000
                                                  Series 1993,
                                                      1.050% 06/01/23                                     300,000       300,000
                                                  -----------------------------------------------------------------------------
                          NY New York City        Series 1993 A-7,
                                                      1.040% 08/01/21                                     900,000       900,000
                                                  -----------------------------------------------------------------------------
  WI State Health & Educational Facilities        ProHealth Care, Inc., Series 2001 B,
                                 Authority            1.080% 12/01/16                                     300,000       300,000
                                                  -----------------------------------------------------------------------------
                                                                                 VARIABLE RATE DEMAND NOTES TOTAL     7,600,000

                                                  Total Short-Term Obligations
                                                  (cost of $7,600,000)                                                7,600,000

                                                  Total Investments - 98.8%
                                                  (cost of $388,424,670) (j)                                        420,548,739

                                                  Other Assets & Liabilities, Net - 1.2%                              4,945,831
                                                  Net Assets - 100.0%                                               425,494,570


See notes to investment portfolio.

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


NOTES TO INVESTMENT PORTFOLIO:

(a)Zero coupon bond.
(b)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to $7,325,945, which represents 1.7% of net assets.
(c)A portion of the security with a market value of $3,360,955 pledged as collateral for open futures contracts.
(d)Denotes a restricted security, which is subject to registrations with the SEC or is required to be exempted from such registration prior to resale.
   At June 30, 2004, the value of these securities amounted to $1,468,968 which represents 0.3% of net assets.

                                                       ACQUISITION  ACQUISITION
   SECURITY                                               DATE         COST
   --------                                               ----         ----
   MI State Strategic Fund,
   Michigan Sugar Co., Carollton Project:
   Series 1998 B,
      6.450% 11/01/25                                   11/24/98  $  700,000
   Series 1998 C, AMT,
      6.550% 11/01/25                                   11/24/98     800,000
   OHLake County,
   North Madison Properties, Ltd. Project,
   Series 1993,
      8.819% 09/01/11                                   10/13/93     175,000
                                                                  ----------
                                                                  $1,675,000
                                                                  ----------

(e)Security purchased on a delayed delivery basis.
(f)The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(g)The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of June 30, 2004, the value of these securities amounted to $676,512, which represents 0.2% of net assets.
(h)Variable rate security. The interest rate shown reflects the rate as of June 30, 2004.
(i)Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of June 30, 2004.
(j)Cost for federal income purposes is $388,169,519.

   At June 30, 2004, the Fund held the following open long futures contracts:

                                          AGGREGATE    EXPIRATION   UNREALIZED
   TYPE                        VALUE     FACE VALUE       DATE     APPRECIATION
   ----                        -----     -----------   ----------  -------------
10-Year U.S. Treasury Note   $19,679,063 $19,488,803    Sept-2004    $190,260


   ACRONYM                   NAME

   ABAG       Association of Bay Area Government
   AMT              Alternative Minimum Tax
   IFRN           Inverse Floating Rate Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                    Assets        Investments, at cost                                              388,424,670
                                                                                                                    -----------
                                                  Investments, at value                                             420,548,739
                                                  Cash                                                                   99,714
                                                  Receivable for:
                                                    Fund shares sold                                                     51,555
                                                    Interest                                                          6,072,610
                                                    Futures variation margin                                            129,375
                                                  Deferred Trustees' compensation plan                                   10,099
                                                                                                                    -----------
                                                                                                     Total Assets   426,912,092

                                                  -----------------------------------------------------------------------------
                               Liabilities        Payable for:
                                                    Investments purchased on a delayed delivery basis                   240,000
                                                    Fund shares repurchased                                             296,485
                                                    Distributions                                                       570,431
                                                    Investment advisory fee                                             131,617
                                                    Administration fee                                                   35,788
                                                    Transfer agent fee                                                   32,369
                                                    Pricing and bookkeeping fees                                         14,116
                                                    Custody fee                                                           2,083
                                                    Distribution and service fees                                        14,316
                                                  Deferred Trustees' fees                                                10,099
                                                  Other liabilities                                                      70,218
                                                                                                                    -----------
                                                                                                Total Liabilities     1,417,522

                                                                                                       Net Assets   425,494,570

                                                  -----------------------------------------------------------------------------
                 Composition of Net Assets        Paid-in capital                                                   397,371,928
                                                  Undistributed net investment income                                   593,469
                                                  Accumulated net realized loss                                     (4,785,156)
                                                  Net unrealized appreciation on:
                                                    Investments                                                      32,124,069
                                                    Futures contracts                                                   190,260
                                                                                                                    -----------
                                                                                                       Net Assets   425,494,570

                                                  -----------------------------------------------------------------------------
                                   Class A        Net assets                                                         47,094,953
                                                  Shares outstanding                                                  5,390,200
                                                  Net asset value per share                                             8.74(a)
                                                  Maximum offering price per share ($8.74/0.9525)                       9.18(b)

                                                  -----------------------------------------------------------------------------
                                   Class B        Net assets                                                          6,621,250
                                                  Shares outstanding                                                    757,814
                                                  Net asset value and offering price per share                          8.74(a)

                                                  -----------------------------------------------------------------------------
                                   Class C        Net assets                                                          1,906,833
                                                  Shares outstanding                                                    218,239
                                                  Net asset value and offering price per share                          8.74(a)

                                                  -----------------------------------------------------------------------------
                                   Class Z        Net assets                                                        369,871,534
                                                  Shares outstanding                                                 42,330,539
                                                  Net asset value, offering and redemption price per share                 8.74


(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended June 30, 2004
                                                Columbia Managed Municipals Fund

                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                         Investment Income        Interest                                                           23,828,178
                                                  Dividends                                                              12,261
                                                                                                                    -----------
                                                  Total Investment Income                                            23,840,439
                                                  -----------------------------------------------------------------------------

                                  Expenses        Investment advisory fee                                             1,922,796
                                                  Administration fee                                                    536,949
                                                  Distribution fee:
                                                    Class B                                                              59,113
                                                    Class C                                                              13,112
                                                  Service fee:
                                                    Class A                                                             109,258
                                                    Class B                                                              16,984
                                                    Class C                                                               3,774
                                                  Transfer agent fee                                                    423,144
                                                  Pricing and bookkeeping fees                                          151,670
                                                  Trustees' fees                                                         18,500
                                                  Custody fee                                                            23,417
                                                  Non-recurring costs (See Note 7)                                       19,001
                                                  Other expenses                                                        240,764
                                                                                                                     ----------
                                                   Total Expenses                                                     3,538,482
                                                  Fees waived by Distributor - Class C                                  (5,843)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)       (19,001)
                                                  Custody earnings credit                                               (1,509)
                                                                                                                     ----------
                                                   Net Expenses                                                       3,512,129
                                                                                                                     ----------
                                                  Net Investment Income                                              20,328,310

                                                  -----------------------------------------------------------------------------
               Net Realized and Unrealized        Net realized gain (loss) on:
                Gain (Loss) on Investments          Investments                                                     (1,755,905)
                     and Futures Contracts          Futures contracts                                                   501,950
                                                                                                                   ------------
                                                     Net realized loss                                              (1,253,955)
                                                                                                                   ------------
                                                  Net change in unrealized appreciation/depreciation on:
                                                    Investments                                                    (23,980,310)
                                                    Futures contracts                                                 (223,938)
                                                                                                                   ------------
                                                     Net change in unrealized appreciation/depreciation            (24,204,248)
                                                                                                                   ------------
                                                  Net Loss                                                         (25,458,203)
                                                                                                                   ------------
                                                  Net Decrease in Net Assets from Operations                        (5,129,893)


See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


                                                                                                          Year Ended June 30,
                                                                                                   ----------------------------
Increase (Decrease) in Net Assets:                                                                   2004 (a) ($)  2003 (b) ($)
------------------------------------------        -----------------------------------------------------------------------------
                                Operations        Net investment income                                20,328,310    22,129,688
                                                  Net realized gain (loss) on investments
                                                    and futures contracts                             (1,253,955)     7,459,349
                                                  Net change in unrealized appreciation/depreciation
                                                    on investments and futures contracts             (24,204,248)    15,436,452
                                                                                                   ----------------------------
                                                      Net Increase (Decrease) from Operations         (5,129,893)    45,025,489
                                                  -----------------------------------------------------------------------------
    Distributions Declared to Shareholders        From net investment income:
                                                    Class A                                           (2,121,281)   (1,528,000)
                                                    Class B                                             (269,381)     (222,870)
                                                    Class C                                              (65,540)      (37,406)
                                                    Class Z                                          (17,512,057)  (19,508,563)
                                                  From net realized gains:
                                                    Class A                                             (857,679)            --
                                                    Class B                                             (131,968)            --
                                                    Class C                                              (26,854)            --
                                                    Class Z                                           (6,747,258)            --
                                                                                                   ----------------------------
                                                      Total Distributions Declared to Shareholders   (27,732,018)  (21,296,839)
                                                  -----------------------------------------------------------------------------
                        Share Transactions        Class A:
                                                    Subscriptions                                       2,317,399     2,335,628
                                                    Proceeds received in connection with merger                --    56,105,119
                                                    Distributions reinvested                            1,867,215       890,534
                                                    Redemptions                                       (7,450,680)   (7,592,477)
                                                                                                   ----------------------------
                                                      Net Increase (Decrease)                         (3,266,066)    51,738,804
                                                  Class B:
                                                    Subscriptions                                         384,216       302,522
                                                    Proceeds received in connection with merger                --    10,260,711
                                                    Distributions reinvested                              271,743       145,914
                                                    Redemptions                                       (2,432,358)   (2,149,839)
                                                                                                   ----------------------------
                                                      Net Increase (Decrease)                         (1,776,399)     8,559,308
                                                  Class C:
                                                    Subscriptions                                         773,448       349,095
                                                    Proceeds received in connection with merger                --     1,808,445
                                                    Distributions reinvested                               66,607        28,468
                                                    Redemptions                                         (389,459)     (668,615)
                                                                                                   ----------------------------
                                                      Net Increase                                        450,596     1,517,393
                                                  Class Z:
                                                    Subscriptions                                      35,414,788    95,478,788
                                                    Distributions reinvested                           16,961,581    13,852,730
                                                    Redemptions                                      (86,349,551) (140,614,453)
                                                                                                   ----------------------------
                                                      Net Decrease                                   (33,973,182)  (31,282,935)

                                                  Net Increase (Decrease) from Share Transactions    (38,565,051)    30,532,570
                                                      Total Increase (Decrease) in Net Assets        (71,426,962)    54,261,220
                                                  -----------------------------------------------------------------------------
                                Net Assets        Beginning of period                                 496,921,532   442,660,312
                                                  End of period (including undistributed net investment
                                                  income of $593,469 and $721,332, respectively)      425,494,570   496,921,532
                                                  -----------------------------------------------------------------------------


(a)On October 13, 2003 the Liberty Managed Municipals Fund was renamed Columbia Managed Municipals Fund.

(b)On July 29, 2002, the Stein Roe Managed Municipals Fund was redesignated Liberty Managed Municipals Fund, Class Z. Class A, Class B and Class C shares were initially offered on November 1, 2002.

See notes to financial statements.

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

                                                                                                          Year Ended June 30,
                                                                                                   ----------------------------
                                                                                                          2004 (a)    2003 (b)
------------------------------------------        -----------------------------------------------------------------------------

                         Changes in Shares        Class A:
                                                   Subscriptions                                          257,713       252,043
                                                   Issued in connection with merger                            --     6,240,857
                                                   Issued for distributions reinvested                    206,432        97,035
                                                   Redemptions                                          (830,384)     (833,496)
                                                                                                   ----------------------------
                                                      Net Increase (Decrease)                           (366,239)     5,756,439
                                                  Class B:
                                                   Subscriptions                                           42,983        32,805
                                                   Issued in connection with merger                            --     1,141,022
                                                   Issued for distributions reinvested                     30,019        15,909
                                                   Redemptions                                          (270,238)     (234,686)
                                                                                                   ----------------------------
                                                      Net Increase (Decrease)                           (197,236)       955,050
                                                  Class C:
                                                   Subscriptions                                           85,547        37,731
                                                   Issued in connection with merger                            --       201,082
                                                   Issued for distributions reinvested                      7,364         3,099
                                                   Redemptions                                           (43,146)      (73,438)
                                                                                                   ----------------------------
                                                      Net Increase                                         49,765       168,474
                                                  Class Z:
                                                   Subscriptions                                        3,916,866    10,490,877
                                                   Issued for distributions reinvested                  1,875,256     1,517,021
                                                   Redemptions                                        (9,573,470)  (15,369,022)
                                                                                                   ----------------------------
                                                      Net Decrease                                    (3,781,348)   (3,361,124)


(a)On October 13, 2003 the Liberty Managed Municipals Fund was renamed Columbia Managed Municipals Fund.

(b)On July 29, 2002, the Stein Roe Managed Municipals Fund was redesignated Liberty Managed Municipals Fund, Class Z. Class A, Class B and Class C shares were initially offered on November 1, 2002.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Note 1. Organization

Columbia Managed Municipals Fund (the "Fund"), a series of Columbia Funds Trust IX (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax and opportunities for capital appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Fund if not distributed and therefore are distributed at least annually.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2004, permanent differences resulting primarily from differing treatments for amortization/accretion adjustments, market discount reclassification adjustments and distribution reclassifications were identified and reclassified among the components of the Fund's net assets as follows:

   Undistributed           Accumulated
   Net Investment         Net Realized            Paid-In
      Income                  Loss                Capital
----------------------------------------------------------
    $(487,914)              $487,914                $--


Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 was as follows:

                             June 30, 2004   June 30, 2003
----------------------------------------------------------
 Distributions paid from:
----------------------------------------------------------
    Tax-Exempt Income          $19,931,482     $21,266,033
----------------------------------------------------------
    Ordinary Income*                40,499          30,806
----------------------------------------------------------
    Long-Term Capital Gains      7,760,037              --
----------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

   Undistributed  Undistributed  Undistributed       Net
    Tax-Exempt      Ordinary       Long-Term     Unrealized
      Income         Income      Capital Gains  Appreciation*
-------------------------------------------------------------
     $922,298          $--            $--        $32,379,220

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to amortization/accretion adjustments.

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund


Unrealized appreciation and depreciation at June 30, 2004, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                   $ 37,339,610
    Unrealized depreciation                    (4,960,390)
----------------------------------------------------------
    Net unrealized appreciation              $  32,379,220


The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Year of                Capital Loss
             Expiration               Carryforward
--------------------------------------------------
                2012                   $1,522,991


Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2004, post-October capital losses of $700,523 attributed to security transactions were deferred to July 1, 2004.

Note 4. Fees and Compensation Paid to Affiliates

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, transfer agent and distributor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Investment Advisory Fee

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

      Average Daily Net Assets       Annual Fee Rate
-----------------------------------------------------
         First $100 million              0.450%
-----------------------------------------------------
          Next $100 million              0.425%
-----------------------------------------------------
          Next $800 million              0.400%
-----------------------------------------------------
           Over $1 billion               0.375%
-----------------------------------------------------

For the year ended June 30, 2004, the Fund's effective investment advisory fee rate was 0.42%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

      Average Daily Net Assets       Annual Fee Rate
-----------------------------------------------------
         First $100 million              0.150%
-----------------------------------------------------
          Next $100 million              0.125%
-----------------------------------------------------
          Next $800 million              0.100%
-----------------------------------------------------
           Over $1 billion               0.075%
-----------------------------------------------------


For the year ended June 30, 2004, the Fund's effective administration fee rate was 0.12%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the year ended June 30, 2004, the Fund's effective pricing and bookkeeping fee rate was 0.033%.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2003, the Transfer Agent was entitled to receive a monthly transfer agent fee at the annual rate of 0.06% of the Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund

transactions. The Transfer Agent was also entitled to receive reimbursement for certain out-of-pocket expenses.

For the year ended June 30, 2004, the Fund's effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.09%.

Effective October 13, 2003, Liberty Funds Services, Inc. was renamed Columbia Funds Services, Inc.


Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the year ended June 30, 2004, the Distributor has retained net underwriting discounts of $3,119 on sales of the Fund's Class A shares and received CDSC fees of $19,434 and $662 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for its Class A, Class B and Class C shares which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Liberty Ohio Tax-Exempt Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the year ended June 30, 2004, the effective service fee rates were 0.22%, 0.22% and 0.22% for Class A, Class B and Class C shares, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. Prior to August 5, 2003, the Distributor voluntarily waived a portion of the Class C share distribution fee so that it did not exceed 0.05% annually. For the year ended June 30, 2004, the effective distribution fee rate for Class C shares was 0.42%.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Effective October 13, 2003, Liberty Funds Distributor, Inc. was renamed Columbia Funds Distributor, Inc.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the year ended June 30, 2004, the Fund paid $2,026 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the year ended June 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $34,428,446 and $83,493,710, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the year ended June 30, 2004, the Fund did not borrow under this arrangement.

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund

Note 7. Disclosure of Significant Risks
and Contingencies

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

Columbia, the Distributor, and certain of their affiliates (collectively, "The Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or the Distributor were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and the Distributor, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and the Distributor alleging that Columbia and the Distributor had violated certain New York anti-fraud statutes. If either Columbia or the Distributor is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, the Distributor or any company that is an affiliated person of Columbia and the Distributor from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and the Distributor that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and the Distributor entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and the Distributor agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and the Distributor to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and the Distributor's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

--------------------------------------------------------------------------------
June 30, 2004                                   Columbia Managed Municipals Fund

For the year ended June 30, 2004, Columbia has assumed $19,001 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Note 8. Business Combinations and Mergers

Name Change

Effective October 13, 2003, the Fund changed its name from Liberty Managed Municipals Fund to Columbia Managed Municipals Fund. Also on that date, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

On July 29, 2002, the Stein Roe Managed Municipals Fund was redesignated Liberty Managed Municipals Fund, Class Z. Class A, Class B and Class C shares were initially offered on November 1, 2002.

Fund Mergers

As of the end of business on November 1, 2002, the Liberty Managed Municipals Fund acquired all the net assets of Liberty Ohio Tax-Exempt Fund pursuant to a plan of reorganization. All assets of Liberty Ohio Tax-Exempt Fund were transferred to the Liberty Managed Municipals Fund in a tax-free exchange and shareholders of Liberty Ohio Tax-Exempt Fund received shares of Liberty Managed Municipals Fund in exchange for their shares as follows:

       Liberty            Liberty Ohio
       Managed             Tax-Exempt
   Municipals Fund          Fund Net            Unrealized
    Shares Issued        Assets Received       Appreciation1
------------------------------------------------------------
      7,582,961            $68,174,275          $5,937,882



                                                Net Assets
     Net Assets            Net Assets           of Liberty
     of Liberty          of Liberty Ohio          Managed
       Managed           Tax-Exempt Fund      Municipals Fund
   Municipals Fund         Immediately          Immediately
      Prior to              Prior to               After
     Combination           Combination          Combination
-------------------------------------------------------------
    $443,275,288           $68,174,275         $511,449,563

1 Unrealized Appreciation is included in the Net Assets Received amount above.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                                   Year Ended      Period Ended
                                                                                                    June 30,         June 30,
Class A Shares                                                                                        2004           2003 (a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                 $ 9.38           $ 9.01
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                                              0.38             0.26
Net realized and unrealized gain (loss) on investments and futures contracts                          (0.49)            0.37
                                                                                                    --------         --------
Total from Investment Operations                                                                      (0.11)            0.63
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                                            (0.38)           (0.26)
From net realized gains                                                                               (0.15)              --
                                                                                                    --------         --------
Total Distributions Declared to Shareholders                                                          (0.53)           (0.26)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                       $ 8.74           $ 9.38
Total return (c)                                                                                      (1.20)%           7.06%(d)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                                                                           0.94%            0.97%(f)
Net investment income (e)                                                                              4.23%            4.27%(f)
Portfolio turnover rate                                                                                   8%              40%
Net assets, end of period (000's)                                                                  $ 47,095         $ 53,979
--------------------------------------------------------------------------------------------------------------------------------

(a)Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)Annualized.



32

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                                   Year Ended      Period Ended
                                                                                                    June 30,         June 30,
Class B Shares                                                                                        2004           2003 (a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                   $ 9.38           $ 9.01
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                                                0.31             0.21
Net realized and unrealized gain (loss) on investments and futures contracts                            (0.49)            0.37
                                                                                                      --------         --------
Total from Investment Operations                                                                        (0.18)            0.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                                              (0.31)           (0.21)
From net realized gains                                                                                 (0.15)              --
                                                                                                      --------         --------
Total Distributions Declared to Shareholders                                                            (0.46)           (0.21)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                         $ 8.74           $ 9.38
Total return (c)                                                                                        (1.94)%           6.54%(d)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                                                                             1.69%            1.72%(f)
Net investment income (e)                                                                                3.48%            3.52%(f)
Portfolio turnover rate                                                                                     8%              40%
Net assets, end of period (000's)                                                                     $ 6,621          $ 8,956
--------------------------------------------------------------------------------------------------------------------------------

(a)Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Not annualized.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)Annualized.


--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                                                   Year Ended      Period Ended
                                                                                                    June 30,         June 30,
Class C Shares                                                                                        2004           2003 (a)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                   $ 9.38           $ 9.01
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                                                0.34             0.25
Net realized and unrealized gain (loss) on investments and futures contracts                            (0.49)            0.35
                                                                                                      --------         --------
Total from Investment Operations                                                                        (0.15)            0.60
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                                              (0.34)           (0.23)
From net realized gains                                                                                 (0.15)              --
                                                                                                      --------         --------
Total Distributions Declared to Shareholders                                                            (0.49)           (0.23)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                         $ 8.74           $ 9.38
Total return (c)(d)                                                                                     (1.65)%           6.75%(e)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                                                             1.36%            1.02%(g)
Net investment income (f)                                                                                3.81%            4.20%(g)
Waiver/reimbursement                                                                                     0.33%            0.70%(g)
Portfolio turnover rate                                                                                     8%              40%
Net assets, end of period (000's)                                                                     $ 1,907          $ 1,579
--------------------------------------------------------------------------------------------------------------------------------

(a)Class C shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.


--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                              Year Ended June 30,
Class Z Shares                                      2004           2003 (a)              2002            2001             2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $ 9.38            $ 8.95           $ 8.99            $ 8.65           $ 9.07
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                                 0.40(b)           0.42(b)          0.43(b)(c)        0.45(b)          0.47
Net realized and unrealized gain (loss)
on investments and futures contracts                 (0.49)             0.41             0.18(c)           0.41            (0.32)
                                                    --------          --------         --------         --------         --------
Total from Investment Operations                     (0.09)             0.83             0.61              0.86             0.15
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                           (0.40)            (0.40)           (0.44)            (0.45)           (0.47)
From net realized gains                              (0.15)            --               (0.21)            (0.07)           (0.10)
                                                    --------          --------         --------         --------         --------
Total Distributions Declared to Shareholders         (0.55)            (0.40)           (0.65)            (0.52)           (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 8.74            $ 9.38           $ 8.95            $ 8.99           $ 8.65
Total return (d)                                     (1.02)%            9.50%            7.06%            10.13%            1.86%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                          0.72%             0.76%            0.76%             0.74%            0.69%
Net investment income (e)                             4.45%             4.58%            4.82%(c)          5.07%            5.39%
Portfolio turnover rate                                  8%               40%              17%               17%              19%
Net assets, end of period (000's)                 $369,872          $432,407         $442,660          $454,366         $458,205
--------------------------------------------------------------------------------------------------------------------------------

(a)On July 29, 2002, the Fund's existing shares were redesignated Class Z shares.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of investment income to average net assets from 4.81% to 4.82%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(d)Total return at net asset value assuming all distributions reinvested.
(e)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Report of Independent
Registered Public Accounting Firm
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

To the Trustees of Columbia Funds Trust IX and the Shareholders of Columbia Managed
Municipals Fund


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Managed Municipals Fund (the "Fund") (formerly the Liberty Managed Municipals Fund) (a series of Columbia Funds Trust IX, formerly Liberty-Stein Roe Funds Municipal Trust) at June 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements of the Fund as of June 30, 2003 and for each of the periods specified therein were audited by other independent accountants whose report dated August 19, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 17, 2004

Unaudited Information

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Federal Income Tax Information

99.80% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

TRUSTEES
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Fund now oversees 118 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.




Name, address and age, Position with funds,   Principal occupation(s) during past five years, Number of portfolios in Columbia Funds
Year first elected or appointed to office(1)  complex overseen by trustee/director, Other directorships held

DISINTERESTED TRUSTEES

DOUGLAS A. HACKER (age 48)                    Executive Vice President-Strategy of United Airlines (airline) since December 2002
P.O. Box 66100                                (formerly President of UAL Loyalty Services (airline) from September 2001 to December
Chicago, IL 60666                             2002; Executive Vice President and Chief Financial Officer of United Airlines from
Trustee (since 1996)                          July 1999 to September 2001). Oversees 118, Orbitz (online travel company)

                                              --------------------------------------------------------------------------------------
JANET LANGFORD KELLY (age 46)                 Private Investor since March 2004 (formerly Chief Administrative Officer and Senior
9534 W. Gull Lake Drive                       Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to
Richland, MI 49083-8530                       March 2004; Executive Vice President- Corporate Development and Administration,
Trustee (since 1996)                          General Counsel and Secretary, Kellogg Company (food manufacturer), from September
                                              1999 to August 2003; Senior Vice President, Secretary and General Counsel, Sara Lee
                                              Corporation (branded, packaged, consumer-products manufacturer) from January 1995 to
                                              September 1999). Oversees 118, None

                                              --------------------------------------------------------------------------------------
RICHARD W. LOWRY (age 68)                     Private Investor since August 1987 (formerly Chairman and Chief Executive Officer,
10701 Charleston Drive                        U.S. Plywood Corporation (building products manufacturer)). Oversees 1203, None
Vero Beach, FL 32963
Trustee (since 1995)

                                              --------------------------------------------------------------------------------------
CHARLES R. NELSON (age 62)                    Professor of Economics, University of Washington, since January 1976; Ford and Louisa
Department of Economics                       Van Voorhis Professor of Political Economy, University of Washington, since September
University of Washington                      1993; (formerly Director, Institute for Economic Research, University of Washington
Seattle, WA 98195                             from September 2001 to June 2003) Adjunct Professor of Statistics, University of
Trustee (since 1981)                          Washington, since September 1980; Associate Editor, Journal of Money Credit and
                                              Banking, since September 1993; consultant on econometric and statistical matters.
                                              Oversees 118, None

                                              --------------------------------------------------------------------------------------
JOHN J. NEUHAUSER (age 61)                    Academic Vice President and Dean of Faculties since August 1999, Boston College
84 College Road                               (formerly Dean, Boston College School of Management from September 1977 to September
Chestnut Hill, MA 02467-3838                  1999). Oversees 1213,4, Saucony, Inc. (athletic footwear and apparel)

                                              --------------------------------------------------------------------------------------
Trustee (since 1985)

--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund


Name, address and age, Position with funds,   Principal occupation(s) during past five years, Number of portfolios in Columbia Funds
Year first elected or appointed to office(1)  complex overseen by trustee/director, Other directorships held

DISINTERESTED TRUSTEES

PATRICK J. SIMPSON (age 59)                   Partner, Perkins Coie L.L.P. (law firm). Oversees 118, None
1120 N.W.Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)

                                              --------------------------------------------------------------------------------------
THOMAS E. STITZEL (age 68)                    Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999,
2208 Tawny Woods Place                        College of Business, Boise State University); Chartered Financial Analyst.
Boise, ID 83706                               Oversees 118, None
Trustee (since 1998)

                                              --------------------------------------------------------------------------------------
THOMAS C. THEOBALD (age 67)                   Managing Director, William Blair Capital Partners (private equity investing) since
227 West Monroe Street,                       September 1994. Oversees 118, Anixter International (network support equipment
Suite 3500                                    distributor), Jones Lang LaSalle (real estate management services) and Ventas, Inc
Chicago, IL 60606                             (real estate investment trust)
Trustee and Chairman of the Board5
(since 1996)

                                              --------------------------------------------------------------------------------------
ANNE-LEE VERVILLE (age 59)                    Retired since 1997 (formerly General Manager, Global Education Industry, IBM
359 Stickney Hill Road                        Corporation (computer and technology) from 1994 to 1997). Oversees 1194, Chairman of
Hopkinton, NH 03229                           the Board of Directors, Enesco Group, Inc. (designer, importer and distributor of
Trustee (since 1998)                          giftware and collectibles)

                                              --------------------------------------------------------------------------------------
RICHARD L. WOOLWORTH (age 63)                 Retired since December 2003 (formerly Chairman and Chief Executive Officer, The
100 S.W. Market Street #1500                  Regence Group (regional health insurer); Chairman and Chief Executive Officer,
Portland, OR 97207                            BlueCross BlueShield of Oregon; Certified Public Accountant. Oversees 118, Northwest
Trustee (since 1991)                          Natural Gas Co. (natural gas service provider)
                                              --------------------------------------------------------------------------------------


INTERESTED TRUSTEES

WILLIAM E. MAYER2 (age 64)                    Managing Partner, Park Avenue Equity Partners (private equity) since February 1999
399 Park Avenue                               (formerly Founding Partner, Development Capital LLC from November 1996 to February
Suite 3204                                    1999). Oversees 1203, Lee Enterprises (print media), WR Hambrecht + Co. (financial
New York, NY 10022                            service provider), First Health (healthcare), Reader's Digest (publishing) and
Trustee (since 1994)                          OPENFIELD Solutions (retail industry technology provider)
                                              --------------------------------------------------------------------------------------

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds complex.
(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.
(3) Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

OFFICERS
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Name, address and age, Position with Columbia
Funds, Year first elected or appointed to office     Principal occupation(s) during past five years

VICKI L. BENJAMIN (Age 43)                           Chief Accounting Officer of the Columbia Funds and Liberty All-Star Funds since
One Financial Center                                 June 2001; Assistant Treasurer of Columbia Acorn and Wanger Funds since June
Boston, MA 02111                                     2004 (formerly Controller of the Columbia Funds and of the Liberty All-Star
Chief Accounting Officer (since 2001)                Funds from May 2002 to May 2004); Controller and Chief Accounting Officer of
                                                     the Galaxy Funds since September 2002 (formerly Vice President, Corporate
                                                     Audit, State Street Bank and Trust Company from May 1998 to April 2001).
                                                     -------------------------------------------------------------------------------
MICHAEL CLARKE (Age 34)                              Controller of the Columbia Funds and of the Liberty All-Star Funds since 2004;
One Financial Center                                 Assistant Treasurer of Columbia Acorn and Wanger Funds since June 2004
Boston, MA 02111                                     (formerly Assistant Treasurer of the Columbia Funds and of the Liberty All-Star
Controller (since 2004)                              Funds from June 2002 to May 2004; Vice President, Product Strategy &
                                                     Development of Liberty Funds Group from February 2001 to June 2002; Assistant
                                                     Treasurer of the Liberty Funds and of the Liberty All-Star Funds from August
                                                     1999 to February 2001; Audit Manager at Deloitte & Touche LLP from May 1997 to
                                                     August 1999).
                                                     -------------------------------------------------------------------------------
J. KEVIN CONNAUGHTON (Age 40)                        President of the Columbia Funds since February 27, 2004; Treasurer of the
One Financial Center                                 Columbia Funds and of the  Liberty All-Star Funds since December 2000; Vice
Boston, MA 02111                                     President of the Advisor since April 2003 (formerly Chief Accounting Officer
Treasurer (since 2000) and President (since 2004)    and Controller of the Liberty Funds and Liberty All-Star Funds from February
                                                     1998 to October 2000); Treasurer of the Galaxy Funds since September 2002;
                                                     Treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC since December
                                                     2002 (formerly Vice President of Colonial from February 1998 to October 2000).
                                                     -------------------------------------------------------------------------------
DAVID A. ROZENSON (Age 50)                           Secretary of the Columbia Funds and of the Liberty All-Star Funds since
One Financial Center                                 December 2003; Senior Counsel, Bank of America Corporation (formerly
Boston, MA 02111                                     FleetBoston Financial Corporation) since January 1996; Associate Counsel,
Secretary (since 2003)                               Columbia Management Group since November 2002.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------
                                                Columbia Managed Municipals Fund

Transfer Agent
Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110





The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Managed Municipals Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that fund's use to determine how to vote proxies relating to their portfolio securities and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov and (iii) without charge, upon request, by calling 800-368-0346.

Please note that on March 1, 2004, Ernst & Young LLP ("E&Y") resigned as the fund's independent registered public accounting firm. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through March 1, 2004, there were no disagreements between the fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreement in its report on the financial statements for such years. Effective March 1, 2004, PricewaterhouseCoopers LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the fund for the fiscal year ended June 30, 2004.

[eDELIVERY LOGO]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Managed Municipals Fund  ANNUAL REPORT, JUNE 30, 2004

                                                     PRSRT STD
                                                   U.S. POSTAGE
                                                       PAID
                                                   HOLLISTON, MA
                                                   PERMIT NO. 20

[LOGO]:
COLUMBIA FUNDS

A MEMBER OF COLUMBIA MANAGEMENT GROUP

[C]2004 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611  www.columbiafunds.com

                                                798-02/217S-0604 (08/04) 04/1746

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fee information below is disclosed in aggregate for the series of the registrant whose reports to stockholders are included in this annual filing. Effective March 1, 2004, the series of the registrant engaged new independent accountants. Unless otherwise noted, fees disclosed below represent fees paid or accrued to the current and predecessor principal accountants while each was engaged by the registrant.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended June 30, 2004 and June 30, 2003 are approximately as follows:

                              2004              2003
                              $52,800           $51,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended June 30, 2004 and June 30, 2003 are approximately as follows:

                              2004              2003
                              $8,000            $19,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2004 and 2003, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports. Fiscal year 2003 also includes fees for agreed-upon procedures conducted during the conversion of the fund's accounting system and agreed-upon procedures relating to fund mergers.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Audit-Related services that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended June 30, 2004 and June 30, 2003, there were no Audit-Related Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended June 30, 2004 and June 30, 2003 are approximately as follows:

                              2004              2003
                              $7,100            $9,800

Tax Fees include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Tax Fees in both fiscal years 2004 and 2003 primarily consist of the review of annual tax returns and the review of calculations of required shareholder distributions.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of Tax Fees that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal years ended June 30, 2004 and June 30, 2003, there were no Tax Fees that were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Tax fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended June 30, 2004 and June 30, 2003 are as follows:

                              2004              2003
                              $0                $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in (a)-(c) above.

The "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. For the registrant, the percentage of All Other Fees that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

The pre-approval requirements for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X became effective on May 6, 2003. During the fiscal year ended June 30, 2004, All Other Fees that were approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X were approximately $95,000 (note that fees were paid to the current principal accountant). During the fiscal year ended June 30, 2003, All Other Fees that would have been subject to pre-approval had paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X been applicable at the time the services were provided, were approximately $95,000 (note that fees were paid to the current principal accountant). For both fiscal years, All Other Fees relate to internal controls reviews of the registrant's transfer agent.

The percentage of All Other Fees required to be approved under paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during the fiscal years ended June 30, 2004 and June 30, 2003 was zero.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds (collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from July 1 through June 30 of the following year). The Audit Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

     o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;

     o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.

     o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV.  REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

o        A general description of the services, and

o        Actual billed and projected fees, and

o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V.   AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) This information has been included in items (b)-(d) above.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended June 30, 2004 and June 30, 2003 are disclosed in (b)-(d) above.

All non-audit fees billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2004 and June 30, 2003 are also disclosed in
(b)-(d) above. Such fees were approximately $95,000 and $95,000, respectively.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not filed Schedule 14A subsequent to the effective date of that Schedule's Item 7(d)(2)(ii)(G). However, it is the registrant's policy to consider candidates for the Board of Trustees/Directors who are recommended by shareholders. A Fund shareholder who wishes to nominate a candidate to the Board may send information regarding prospective candidates to the Fund's Governance Committee, care of the Fund's Secretary. The information should include evidence of the shareholder's Fund ownership, a full listing of the proposed candidate's education, experience, current employment, date of birth, names and addresses of at least three professional references, information as to whether the candidate is not an "interested person" under the 1940 Act and "independent" under NYSE Listing Standards in relation to the Fund, and such other information as may be helpful to the independent trustees/directors in evaluating the candidate. All satisfactorily completed information packages regarding a candidate will be forwarded to an independent trustee/director for consideration.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust IX
            -------------------------------------------------------------------


By (Signature and Title)    /s/ J. Kevin Connaughton
                        -------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                September 2, 2004
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ J. Kevin Connaughton
                        -------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                September 2, 2004
    ---------------------------------------------------------------------------